UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2010 Estimated average burden hours per response........21.09

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-5857

Columbia Funds Institutional Trust
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	07/31/08

Date of reporting period:	04/30/08

Item 1:   Portfolio of Investments

INVESTMENT PORTFOLIO

April 30, 2008 (Unaudited)	CMG Core Bond Fund

		Par ($)	Value ($)*
Mortgage-Backed Securities — 31.6%
Federal Home Loan Mortgage Corp.
	4.000% 11/01/20	219,151	211,027
	4.913% 04/01/38(a)	855,000	858,394
	5.000% 11/01/21	1,409	1,421
	5.000% 12/01/36	1,231,134	1,211,338
	5.500% 08/01/35	1,274,093	1,284,480
	5.500% 06/01/37	725,640	730,988
	5.500% 12/01/37	810,628	816,603
	6.000% 09/01/37	4,017,985	4,114,148
Federal National Mortgage Association
	4.857% 04/01/38(a)	585,000	587,742
	4.902% 04/01/38(a)	585,000	587,925
	4.943% 04/01/38(a)	677,206	684,038
	5.000% 08/01/35	1,007,288	991,277
	5.000% 05/01/37	5,650,081	5,556,254
	5.500% 04/01/36	146,508	147,496
	5.500% 11/01/36	1,349,618	1,358,722
	5.500% 04/01/37	741,756	746,602
	5.500% 05/01/37	751,652	756,563
	5.500% 06/01/37	1,971,756	1,984,638
	5.500% 09/01/37	1,703,601	1,714,731
	6.000% 11/01/36	389,454	398,599
	6.000% 06/01/37	780,080	798,231
	6.000% 07/01/37	705,527	721,943
	6.000% 09/01/37	1,713,658	1,753,532
	6.500% 08/01/34	57,367	59,538
	6.500% 10/01/36	2,053,441	2,127,325
	6.500% 09/01/37	315,576	326,864
	7.000% 07/01/32	12,520	13,311
Government National Mortgage Association
	7.000% 01/15/32	6,527	6,985
	7.000% 03/15/32	22,369	23,939
	7.000% 06/15/32	3,472	3,715

	Total Mortgage-Backed Securities (cost of $30,105,630)		30,578,369

1

		Par ($)	Value ($)
Government & Agency Obligations — 23.6%
FOREIGN GOVERNMENT OBLIGATIONS — 0.7%
Province of Quebec
	5.000% 07/17/09(b)	350,000	358,075

United Mexican States
	7.500% 04/08/33	205,000	247,189
			605,264
U.S. GOVERNMENT OBLIGATIONS — 22.9%
U.S. Treasury Bonds
	5.000% 05/15/37(b)	1,435,000	1,555,181
U.S. Treasury Inflation Index Bonds
	1.750% 01/15/28(b)	146,507	139,662
U.S. Treasury Inflation Index Notes
	3.000% 07/15/12(b)	170,704	187,001
U.S. Treasury Notes
	3.125% 04/30/13	6,275,000	6,284,250
	3.500% 02/15/18(b)	3,915,000	3,831,806
	4.375% 12/15/10(b)	9,650,000	10,152,099
			22,149,999

	Total Government & Agency Obligations (cost of $22,911,123)		22,755,263
Corporate Fixed-Income Bonds & Notes — 18.3%
COMMUNICATIONS — 2.9%
Media — 1.1%
Comcast Corp.
	7.050% 03/15/33	350,000	366,391
News America, Inc.
	6.550% 03/15/33(b)	275,000	275,306
Time Warner Cable, Inc.
	6.550% 05/01/37	325,000	322,867
Viacom, Inc.
	6.125% 10/05/17	100,000	100,306
			1,064,870
Telecommunication Services — 1.8%
AT&T, Inc.
	5.100% 09/15/14	325,000	326,012
British Telecommunications PLC
	5.150% 01/15/13	280,000	281,252
New Cingular Wireless Services, Inc.
	8.750% 03/01/31	250,000	307,718
Telefonica Emisones SAU
	5.984% 06/20/11	225,000	229,752

2

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Telecommunication Services — (continued)
Verizon Global Funding Corp.
	7.750% 12/01/30	250,000	284,091
Vodafone Group PLC
	5.000% 12/16/13	313,000	312,377
			1,741,202
			2,806,072
CONSUMER CYCLICAL — 1.2%
Lodging — 0.2%
Marriott International, Inc.
	5.625% 02/15/13	200,000	196,601
Retail — 1.0%
CVS Caremark Corp.
	5.750% 06/01/17	250,000	253,337
Home Depot, Inc.
	5.875% 12/16/36	250,000	209,002
Wal-Mart Stores, Inc.
	4.125% 07/01/10	525,000	531,444
			993,783
			1,190,384
CONSUMER NON-CYCLICAL — 1.5%
Beverages — 0.1%
Anheuser-Busch Companies, Inc.
	5.950% 01/15/33	12,000	11,771
Coca-Cola Co.
	5.750% 03/15/11	4,000	4,206
Diageo Capital PLC
	4.375% 05/03/10	75,000	75,575
			91,552
Cosmetics/Personal Care — 0.1%
Gillette Co.
	2.500% 06/01/08	85,000	84,972
Food — 0.8%
ConAgra Foods, Inc.
	6.750% 09/15/11(b)	150,000	159,206
	7.875% 09/15/10	185,000	199,167

3

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Food — (continued)
Kraft Foods, Inc.
	6.500% 08/11/17	240,000	251,185
Kroger Co.
	6.200% 06/15/12	185,000	193,915
			803,473
Healthcare Products — 0.0%
Johnson & Johnson
	6.625% 09/01/09	7,000	7,302
Household Products/Wares — 0.2%
Fortune Brands, Inc.
	5.375% 01/15/16	225,000	211,718
Kimberly-Clark Corp.
	5.625% 02/15/12	7,000	7,330
			219,048
Pharmaceuticals — 0.3%
Wyeth
	5.500% 02/01/14	250,000	256,734
			1,463,081
ENERGY — 2.2%
Oil & Gas — 1.0%
Canadian Natural Resources Ltd.
	5.700% 05/15/17	275,000	275,744
Nexen, Inc.
	5.875% 03/10/35	250,000	226,998
Talisman Energy, Inc.
	6.250% 02/01/38	290,000	266,925
Valero Energy Corp.
	6.875% 04/15/12	200,000	211,152
			980,819
Oil & Gas Services — 0.4%
Weatherford International Ltd.
	5.150% 03/15/13	295,000	296,120
	7.000% 03/15/38	105,000	113,041
			409,161

4

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Pipelines — 0.8%
Energy Transfer Partners LP
	6.625% 10/15/36(b)	200,000	191,738
Plains All American Pipeline LP
	6.500% 05/01/18(c)	365,000	372,772
TransCanada Pipelines Ltd.
	6.350% 05/15/67(a)	190,000	168,866
			733,376
			2,123,356
FINANCIALS — 7.1%
Banks — 1.9%
Bank One Corp.
	6.000% 08/01/08	27,000	27,137
Barclays Bank PLC
	7.400% 12/15/09	3,000	3,160
Citigroup, Inc.
	5.000% 09/15/14	460,000	438,409
Credit Suisse
	6.000% 02/15/18	185,000	187,498
National City Bank
	4.625% 05/01/13	18,000	15,224
PNC Funding Corp.
	5.625% 02/01/17	310,000	297,474
SunTrust Banks, Inc.
	6.375% 04/01/11	3,000	3,099
SunTrust Preferred Capital I
	5.853% 12/15/11(a)	240,000	182,400
USB Capital IX
	6.189% 04/15/49(a)	375,000	285,000
Wells Fargo & Co.
	5.125% 09/01/12(b)	400,000	406,890
			1,846,291
Diversified Financial Services — 3.4%
AGFC Capital Trust I
	6.000% 01/15/67(a)(c)	185,000	149,478
American Express Centurion Bank
	5.200% 11/26/10	250,000	253,423
American General Finance Corp.
	2.750% 06/15/08	5,000	4,989
Associates Corp. of North America
	6.950% 11/01/18	11,000	11,402

5

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Diversified Financial Services — (continued)
Capital One Financial Corp.
	5.500% 06/01/15	400,000	373,003
Credit Suisse First Boston USA, Inc.
	4.875% 08/15/10(b)	500,000	508,297
Goldman Sachs Group, Inc.
	6.345% 02/15/34(b)	400,000	360,633
HSBC Finance Corp.
	5.000% 06/30/15(b)	475,000	462,088
International Lease Finance Corp.
	4.500% 05/01/08	4,000	4,000
Lehman Brothers Holdings, Inc.
	5.625% 01/24/13	175,000	172,434
	5.750% 07/18/11(b)	325,000	322,272
	6.875% 05/02/18	30,000	30,682
Merrill Lynch & Co., Inc.
	6.050% 08/15/12	475,000	473,614
SLM Corp.
	5.375% 05/15/14	150,000	126,473
			3,252,788
Insurance — 0.9%
American International Group, Inc.
	2.875% 05/15/08	250,000	249,892
John Hancock Financial Services, Inc.
	5.625% 12/01/08	15,000	15,207
Metlife, Inc.
	5.375% 12/15/12	20,000	20,496
Metropolitan Life Global Funding I
	5.125% 04/10/13(c)	260,000	259,984
Principal Life Income Funding Trusts
	5.300% 04/24/13	80,000	80,980
UnitedHealth Group, Inc.
	5.250% 03/15/11	250,000	249,939
			876,498
Real Estate Investment Trusts (REITs) — 0.5%
Health Care Property Investors, Inc.
	6.450% 06/25/12(b)	150,000	146,611
Simon Property Group LP
	5.750% 12/01/15	400,000	391,063
			537,674

6

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Savings & Loans — 0.4%
Washington Mutual, Inc.
	4.200% 01/15/10	400,000	364,000
			6,877,251
INDUSTRIALS — 1.0%
Aerospace & Defense — 0.0%
Boeing Co.
	5.125% 02/15/13	1,000	1,025
Machinery — 0.5%
Caterpillar Financial Services Corp.
	4.300% 06/01/10	400,000	403,704
	5.450% 04/15/18	50,000	50,716
			454,420
Transportation — 0.5%
Burlington Northern Santa Fe Corp.
	6.200% 08/15/36	200,000	195,801
Union Pacific Corp.
	3.875% 02/15/09	310,000	309,900
			505,701
			961,146
TECHNOLOGY — 0.5%
Software — 0.5%
Oracle Corp.
	4.950% 04/15/13	460,000	468,045
UTILITIES — 1.9%
Electric — 1.4%
Commonwealth Edison Co.
	5.950% 08/15/16	200,000	202,440
Indiana Michigan Power Co.
	5.650% 12/01/15	205,000	200,540
Pacific Gas & Electric Co.
	5.800% 03/01/37	340,000	326,604
Progress Energy, Inc.
	7.750% 03/01/31	200,000	236,710
Public Service Electric & Gas Co.
	4.000% 11/01/08	5,000	4,999

7

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES — (continued)
Electric — (continued)
Southern California Edison Co.
	5.000% 01/15/14(b)	350,000	352,024
			1,323,317
Gas — 0.5%
Atmos Energy Corp.
	6.350% 06/15/17	175,000	174,854
Sempra Energy
	4.750% 05/15/09	300,000	300,669
			475,523
			1,798,840

	Total Corporate Fixed-Income Bonds & Notes (cost of $17,944,268)		17,688,175
Collateralized Mortgage Obligations — 10.5%
AGENCY — 2.2%
Federal Home Loan Mortgage Corp.
	3.750% 12/15/11	52,465	52,446
	4.000% 09/15/15	510,000	512,376
	4.500% 10/15/18	236,408	239,069
	6.500% 10/15/23	100,000	104,423
Government National Mortgage Association
	4.430% 04/16/34	90,000	89,155
	4.500% 04/16/28	1,000,000	1,007,577
	4.807% 08/16/32	90,000	89,733
	4.954% 05/16/31	100,000	96,705
			2,191,484
NON - AGENCY — 8.3%
Bear Stearns Adjustable Rate Mortgage Trust
	5.478% 02/25/47(a)	954,887	903,800
Bear Stearns Asset Backed Securities Trust
	5.000% 01/25/34(a)	205,540	179,192
Chase Mortgage Finance Corp.
	6.015% 03/25/37(a)	1,417,859	1,370,581

8

		Par ($)	Value ($)
Collateralized Mortgage Obligations — (continued)
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
NON - AGENCY — continued
Commercial Mortgage Pass Through Certificates
	5.306% 12/10/46	460,000	446,410
Countrywide Alternative Loan Trust
	5.250% 03/25/35	606,697	563,912
	5.250% 08/25/35	475,432	450,771
	5.500% 10/25/35	560,278	529,481
Countrywide Home Loan Mortgage Pass Through Trust
	4.593% 12/19/33(a)	212,579	205,271
Lehman Mortgage Trust
	6.500% 01/25/38	775,844	746,853
Structured Asset Securities Corp.
	5.500% 07/25/33	827,730	720,278
WaMu Mortgage Pass-Through Certificates
	5.714% 02/25/37(a)	986,269	941,694
Washington Mutual Alternative Mortgage Pass-Through Certificates
	5.500% 10/25/35	968,641	942,102
			8,000,345

	Total Collateralized Mortgage Obligations (cost of $10,656,761)		10,191,829
Commercial Mortgage-Backed Securities — 6.5%
Bear Stearns Commercial Mortgage Securities
	4.680% 08/13/39(a)	30,000	29,583
Credit Suisse Mortgage Capital Certificates
	6.021% 06/15/38	560,000	567,125
Greenwich Capital Commercial Funding Corp.
	5.479% 04/10/37(a)	100,000	92,280
GS Mortgage Securities Corp. II
	5.993% 08/10/45(a)	1,000,000	998,443
JPMorgan Chase Commercial Mortgage Securities Corp.
	5.440% 06/12/47	495,000	480,488
	5.447% 06/12/47	539,000	509,091
	5.814% 06/12/43	560,000	564,098
	6.007% 06/15/49	450,000	449,475

9

		Par ($)	Value ($)
Commercial Mortgage-Backed Securities — (continued)
LB-UBS Commercial Mortgage Trust
	5.103% 11/15/30	600,000	602,199
Merrill Lynch Mortgage Trust
	5.416% 11/12/37(a)	720,000	697,141
Wachovia Bank Commercial Mortgage Trust
	5.678% 05/15/46	705,000	693,902
	6.100% 02/15/51	545,000	549,204

	Total Commercial Mortgage-Backed Securities (cost of $6,157,458)		6,233,029
Asset-Backed Securities — 4.7%
ABFS Mortgage Loan Trust
	4.428% 12/15/33	13,654	13,009
AmeriCredit Automobile Receivables Trust
	4.870% 12/06/10	91,388	90,377
Capital One Multi-Asset Execution Trust
	4.050% 03/15/13	250,000	250,241
Carmax Auto Owner Trust
	5.270% 11/15/12	500,000	503,152
Chase Issuance Trust
	4.650% 12/17/12	465,000	469,202
Citibank Credit Card Issuance Trust
	5.350% 02/07/20	450,000	423,508
Citicorp Residential Mortgage Securities, Inc.
	6.080% 06/25/37	310,000	286,371
CW Capital Cobalt Ltd.
	6.015% 05/15/46	460,000	459,529
Daimler Chrysler Auto Trust
	3.700% 06/08/12	395,000	389,056
Discover Card Master Trust
	5.100% 10/15/13	595,000	597,510
Ford Credit Auto Owner Trust
	4.950% 03/15/13	495,000	492,832
GE Capital Credit Card Master Note Trust
	4.130% 06/15/13	450,000	449,536
IMC Home Equity Loan Trust
	7.310% 11/20/28	47,223	47,138
	7.520% 08/20/28	33,207	33,147

10

		Par ($)	Value ($)
Asset-Backed Securities — (continued)
Wilshire Mortgage Loan Trust
	7.255% 05/25/28(a)	7,227	7,213

	Total Asset-Backed Securities (cost of $4,536,777)		4,511,821

		Shares
Securities Lending Collateral — 18.5%
	State Street Navigator Securities Lending Prime Portfolio (d) (7 day yield of 2.790%)	17,885,191	17,885,191

	Total Securities Lending Collateral (cost of $17,885,191)		17,885,191

		Par ($)
Short-Term Obligation — 5.5%
	Repurchase agreement with Fixed Income Clearing Corp., dated 04/30/08, due on 05/01/08, at 1.900%, collateralized by a U.S. Treasury Obligation maturing 04/28/10, market value of $5,438,194 (repurchase proceeds $5,328,281)	5,328,000	5,328,000

	Total Short-Term Obligation (cost of $5,328,000)		5,328,000

	Total Investments 119.2% (cost of $115,474,124)(e)(f)		115,171,677

	Other Assets & Liabilities, Net — (19.2)%		(18,535,452)

	Net Assets — 100.0%		96,636,225

Notes to Investment Portfolio:
* Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or  that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at  fair value, such value is likely to be different from the last quoted market price for the security.

11

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at April 30, 2008.

(b)	All or a portion of this security was on loan at April 30, 2008. The total market value of securities on loan at April 30, 2008 is $17,521,883.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2008, these securities, which are not illiquid, amounted to $782,234, which represents 0.9% of net assets.

(d)	Investment made with cash collateral received from securities lending activity.

(e)	Cost for federal income tax purposes is $115,525,208

(f)	Unrealized appreciation and depreciation at April 30, 2008 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$950,151	$(1,303,682)	$(353,531)

12

INVESTMENT PORTFOLIO
April 30, 2008 (Unaudited)	CMG Enhanced S&P 500 Index Fund

		Shares	Value ($)*
Common Stocks — 98.3%
CONSUMER DISCRETIONARY — 8.6%
Automobiles — 0.1%
	Harley-Davidson, Inc. (a)	5,800	221,850

Diversified Consumer Services — 0.4%
	Apollo Group, Inc., Class A (a)(b)	16,400	834,760

Hotels, Restaurants & Leisure — 2.0%
	Darden Restaurants, Inc. (a)	5,400	192,132
	McDonald’s Corp.	41,900	2,496,402
	Starbucks Corp. (b)	14,800	240,204
	Wyndham Worldwide Corp.	20,900	448,932
	Yum! Brands, Inc.	23,300	947,844
			4,325,514
Internet & Catalog Retail — 0.4%
	Expedia, Inc. (a)(b)	27,700	699,702
	IAC/InterActiveCorp (b)	3,700	76,997
			776,699
Media — 3.2%
	CBS Corp., Class B	31,400	724,398
	DIRECTV Group, Inc. (b)	68,600	1,690,304
	Gannett Co., Inc.	17,600	503,712
	McGraw-Hill Companies, Inc.	11,200	459,088
	New York Times Co., Class A (a)	6,400	124,800
	Omnicom Group, Inc.	6,300	300,762
	Time Warner, Inc.	53,100	788,535
	Viacom, Inc., Class B (b)	28,800	1,107,072
	Walt Disney Co. (a)	39,600	1,284,228
			6,982,899
Specialty Retail — 2.0%
	Autozone, Inc. (b)	3,200	386,400
	Best Buy Co., Inc.	26,600	1,144,332
	GameStop Corp., Class A (b)	7,600	418,304
	Gap, Inc.	51,000	949,620
	Home Depot, Inc.	35,500	1,022,400
	Lowe’s Companies, Inc.	100	2,519
	RadioShack Corp. (a)	24,600	341,940
	Sherwin-Williams Co. (a)	1,800	99,576
	TJX Companies, Inc.	2,100	67,662
			4,432,753

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Textiles, Apparel & Luxury Goods — 0.5%
	Coach, Inc. (b)	28,300	1,006,631
			18,581,106
CONSUMER STAPLES — 10.2%
Beverages — 2.0%
	Anheuser-Busch Companies, Inc.	12,300	605,160
	Brown-Forman Corp., Class B (a)	500	34,010
	Coca-Cola Co.	32,100	1,889,727
	PepsiCo, Inc.	28,300	1,939,399
			4,468,296
Food & Staples Retailing — 2.9%
	CVS Caremark Corp.	53,400	2,155,758
	Kroger Co.	33,800	921,050
	SUPERVALU, Inc.	31,400	1,039,340
	Sysco Corp. (a)	5,700	174,249
	Wal-Mart Stores, Inc.	33,700	1,953,926
			6,244,323
Food Products — 0.4%
	General Mills, Inc.	4,000	241,600
	Kellogg Co.	6,500	332,605
	Kraft Foods, Inc., Class A	10,000	316,300
	Sara Lee Corp.	4,700	68,197
			958,702
Household Products — 2.6%
	Clorox Co.	4,600	243,800
	Colgate-Palmolive Co.	5,200	367,640
	Kimberly-Clark Corp.	14,900	953,451
	Procter & Gamble Co.	60,000	4,023,000
			5,587,891
Personal Products — 0.1%
	Avon Products, Inc.	3,200	124,864
	Estee Lauder Companies, Inc., Class A (a)	1,300	59,293
			184,157
Tobacco — 2.2%
	Altria Group, Inc.	58,000	1,160,000
	Philip Morris International, Inc. (b)	43,300	2,209,599

2

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Tobacco — (continued)
	Reynolds American, Inc.	26,900	1,448,565
			4,818,164
			22,261,533
ENERGY — 13.8%
Energy Equipment & Services — 2.2%
	BJ Services Co. (a)	3,000	84,810
	ENSCO International, Inc.	12,900	822,117
	Halliburton Co.	26,800	1,230,388
	National-Oilwell Varco, Inc. (b)	23,700	1,622,265
	Schlumberger Ltd.	11,200	1,126,160
			4,885,740
Oil, Gas & Consumable Fuels — 11.6%
	Chevron Corp.	48,500	4,663,275
	ConocoPhillips	33,100	2,851,565
	Exxon Mobil Corp.	112,400	10,461,068
	Hess Corp.	6,500	690,300
	Marathon Oil Corp.	35,700	1,626,849
	Occidental Petroleum Corp.	17,200	1,431,212
	Sunoco, Inc.	22,100	1,025,661
	Tesoro Corp. (a)	7,600	191,064
	Valero Energy Corp.	44,500	2,173,825
			25,114,819
			30,000,559
FINANCIALS — 16.8%
Capital Markets — 3.6%
	Charles Schwab Corp.	44,900	969,840
	Federated Investors, Inc., Class B	1,500	50,220
	Franklin Resources, Inc.	4,600	437,690
	Goldman Sachs Group, Inc.	15,000	2,870,550
	Janus Capital Group, Inc.	25,500	715,530
	Lehman Brothers Holdings, Inc. (a)	9,400	415,856
	Merrill Lynch & Co., Inc.	10,300	513,249
	Morgan Stanley	27,500	1,336,500
	Northern Trust Corp.	4,700	348,317
	State Street Corp.	1,300	93,782
			7,751,534
Commercial Banks — 1.8%
	BB&T Corp. (a)	4,900	168,021
	Comerica, Inc.	6,200	215,326
	Fifth Third Bancorp	10,100	216,443

3

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Commercial Banks — (continued)
	KeyCorp (a)	12,300	296,799
	Regions Financial Corp.	2,500	54,800
	SunTrust Banks, Inc. (a)	5,800	323,350
	U.S. Bancorp	24,700	837,083
	Wachovia Corp. (a)	13,300	387,695
	Wells Fargo & Co.	45,400	1,350,650
	Zions Bancorporation (a)	1,300	60,255
			3,910,422
Consumer Finance — 0.5%
	American Express Co.	20,400	979,608
	Capital One Financial Corp. (a)	1,400	74,200
			1,053,808
Diversified Financial Services — 2.8%
	CIT Group, Inc. (a)	27,800	302,742
	Citigroup, Inc. (a)	100,000	2,527,000
	JPMorgan Chase & Co.	67,400	3,211,610
			6,041,352
Insurance — 6.2%
	ACE Ltd.	7,100	428,059
	AFLAC, Inc.	8,100	540,027
	Allstate Corp.	42,100	2,120,156
	American International Group, Inc.	53,400	2,467,080
	Assurant, Inc.	5,000	325,000
	Chubb Corp.	14,800	783,956
	Genworth Financial, Inc., Class A	1,300	29,978
	Hartford Financial Services Group, Inc.	11,200	798,224
	Lincoln National Corp.	2,800	150,528
	Loews Corp.	24,900	1,048,539
	MetLife, Inc.	23,000	1,399,550
	Principal Financial Group, Inc.	2,500	134,150
	Prudential Financial, Inc.	18,100	1,370,351
	Travelers Companies, Inc.	30,900	1,557,360
	XL Capital Ltd., Class A	10,400	362,856
			13,515,814
Real Estate Investment Trusts (REITs) — 1.5%
	Developers Diversified Realty Corp.	5,700	244,815
	Equity Residential Property Trust	33,500	1,390,920
	General Growth Properties, Inc. (a)	1,700	69,632
	Host Hotels & Resorts, Inc.	12,000	206,400

4

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Real Estate Investment Trusts (REITs) — (continued)
	Plum Creek Timber Co., Inc. (a)	5,100	208,284
	ProLogis	5,600	350,616
	Public Storage, Inc.	5,300	480,710
	Simon Property Group, Inc.	2,900	289,594
			3,240,971
Thrifts & Mortgage Finance — 0.4%
	Fannie Mae (a)	7,000	198,100
	Freddie Mac	6,900	171,879
	Hudson City Bancorp, Inc.	32,200	615,986
			985,965
			36,499,866
HEALTH CARE — 11.2%
Biotechnology — 1.5%
	Amgen, Inc. (b)	34,800	1,457,076
	Biogen Idec, Inc. (a)(b)	15,200	922,488
	Genzyme Corp. (b)	400	28,140
	Gilead Sciences, Inc. (b)	18,600	962,736
			3,370,440
Health Care Equipment & Supplies — 1.4%
	Baxter International, Inc.	11,500	716,680
	Covidien Ltd.	6,700	312,823
	Medtronic, Inc.	38,600	1,879,048
	St. Jude Medical, Inc. (a)(b)	800	35,024
	Zimmer Holdings, Inc. (b)	500	37,080
			2,980,655
Health Care Providers & Services — 2.7%
	Aetna, Inc.	17,800	776,080
	AmerisourceBergen Corp.	30,500	1,236,775
	Cardinal Health, Inc.	6,000	312,420
	CIGNA Corp.	13,000	555,230
	Coventry Health Care, Inc. (a)(b)	4,600	205,758
	Express Scripts, Inc. (b)	6,200	434,124
	Humana, Inc. (b)	6,900	329,751
	Medco Health Solutions, Inc. (b)	1,600	79,264
	UnitedHealth Group, Inc.	19,600	639,548
	WellPoint, Inc. (b)	27,000	1,343,250
			5,912,200

5

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Life Sciences Tools & Services — 0.5%
	Applera Corp. - Applied Biosystems Group (a)	9,700	309,527
	PerkinElmer, Inc.	3,500	92,960
	Thermo Fisher Scientific, Inc. (b)	10,000	578,700
			981,187
Pharmaceuticals — 5.1%
	Abbott Laboratories	20,700	1,091,925
	Bristol-Myers Squibb Co.	9,300	204,321
	Eli Lilly & Co.	5,900	284,026
	Forest Laboratories, Inc. (b)	53,400	1,853,514
	Johnson & Johnson	56,700	3,804,003
	King Pharmaceuticals, Inc. (b)	15,200	142,728
	Merck & Co., Inc.	16,000	608,640
	Pfizer, Inc.	158,200	3,181,402
			11,170,559
			24,415,041
INDUSTRIALS — 11.7%
Aerospace & Defense — 4.3%
	Boeing Co.	26,900	2,282,734
	Honeywell International, Inc.	25,700	1,526,580
	L-3 Communications Holdings, Inc.	4,900	546,105
	Lockheed Martin Corp.	16,300	1,728,452
	Northrop Grumman Corp.	20,500	1,508,185
	Raytheon Co.	13,800	882,786
	United Technologies Corp.	12,700	920,369
			9,395,211
Air Freight & Logistics — 0.9%
	C.H. Robinson Worldwide, Inc.	100	6,268
	FedEx Corp.	3,900	373,893
	United Parcel Service, Inc., Class B	23,000	1,665,430
			2,045,591
Commercial Services & Supplies — 0.0%
	Robert Half International, Inc. (a)	700	16,590
Construction & Engineering — 0.2%
	Fluor Corp.	2,200	336,314
	Jacobs Engineering Group, Inc. (a)(b)	2,000	172,660
			508,974
Electrical Equipment — 1.3%
	Cooper Industries Ltd., Class A	10,000	423,900
	Emerson Electric Co.	9,200	480,792
	Rockwell Automation, Inc. (a)	33,200	1,800,436
			2,705,128

6

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Electrical Equipment — (continued)
Industrial Conglomerates — 3.0%
	3M Co.	16,300	1,253,470
	General Electric Co.	95,400	3,119,580
	Tyco International Ltd.	47,000	2,199,130
			6,572,180
Machinery — 1.8%
	Caterpillar, Inc.	11,100	908,868
	Ingersoll-Rand Co., Ltd., Class A	35,800	1,588,804
	ITT Corp.	8,800	563,200
	Paccar, Inc.	100	4,732
	Parker Hannifin Corp.	2,800	223,580
	Terex Corp. (b)	8,300	578,344
			3,867,528
Road & Rail — 0.1%
	Norfolk Southern Corp. (a)	2,700	160,866
Trading Companies & Distributors — 0.1%
	W.W. Grainger, Inc.	1,600	138,736
			25,410,804
INFORMATION TECHNOLOGY — 15.7%
Communications Equipment — 2.4%
	Cisco Systems, Inc. (b)	153,000	3,922,920
	Juniper Networks, Inc. (a)(b)	19,300	533,066
	QUALCOMM, Inc.	18,200	786,058
			5,242,044
Computers & Peripherals — 4.1%
	Apple, Inc. (b)	7,400	1,287,230
	Dell, Inc. (b)	76,100	1,417,743
	Hewlett-Packard Co.	47,100	2,183,085
	International Business Machines Corp.	32,000	3,862,400
	Lexmark International, Inc., Class A (b)	3,500	109,865
			8,860,323
Internet Software & Services — 1.2%
	eBay, Inc. (b)	68,800	2,152,752
	Google, Inc., Class A (b)	900	516,861
			2,669,613

7

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
IT Services — 0.5%
	Western Union Co.	46,700	1,074,100
Semiconductors & Semiconductor Equipment — 3.1%
	Applied Materials, Inc.	54,400	1,015,104
	Intel Corp.	67,200	1,495,872
	Linear Technology Corp. (a)	7,000	244,720
	MEMC Electronic Materials, Inc. (b)	22,400	1,410,528
	National Semiconductor Corp. (a)	800	16,312
	NVIDIA Corp. (b)	24,800	509,640
	Texas Instruments, Inc. (a)	70,500	2,055,780
			6,747,956
Software — 4.4%
	Autodesk, Inc. (b)	25,700	976,600
	Compuware Corp. (b)	67,500	508,950
	Microsoft Corp. (c)	216,300	6,168,876
	Oracle Corp. (b)	74,400	1,551,240
	Symantec Corp. (b)	22,000	378,840
			9,584,506
			34,178,542
MATERIALS — 3.5%
Chemicals — 1.6%
	Dow Chemical Co.	25,300	1,015,795
	E.I. Du Pont de Nemours & Co.	9,900	484,209
	Ecolab, Inc.	5,400	248,184
	Monsanto Co.	10,000	1,140,200
	PPG Industries, Inc.	1,200	73,644
	Rohm and Haas Co. (a)	8,000	427,600
			3,389,632
Containers & Packaging — 0.0%
	Ball Corp. (a)	1,500	80,670
Metals & Mining — 1.4%
	Alcoa, Inc.	20,300	706,034
	Allegheny Technologies, Inc.	6,900	474,927
	Freeport-McMoRan Copper & Gold, Inc. (a)	6,900	784,875
	Nucor Corp.	12,900	973,950
			2,939,786

8

		Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Paper & Forest Products — 0.5%
	International Paper Co.	43,400	1,135,778
			7,545,866
TELECOMMUNICATION SERVICES — 3.3%
Diversified Telecommunication Services — 3.1%
	AT&T, Inc.	104,500	4,045,195
	CenturyTel, Inc.	1,500	48,675
	Embarq Corp.	4,600	191,222
	Verizon Communications, Inc.	59,600	2,293,408
	Windstream Corp.	11,900	139,706
			6,718,206
Wireless Telecommunication Services — 0.2%
	American Tower Corp., Class A (b)	400	17,368
	Sprint Nextel Corp. (b)	62,600	500,174
			517,542
			7,235,748
UTILITIES — 3.5%
Electric Utilities — 2.1%
	Duke Energy Corp.	5,000	91,550
	Edison International	21,200	1,106,004
	Exelon Corp.	3,200	273,536
	FirstEnergy Corp.	26,200	1,981,768
	FPL Group, Inc.	4,900	324,821
	Pepco Holdings, Inc.	28,600	712,426
	Progress Energy, Inc.	200	8,398
			4,498,503
Gas Utilities — 0.0%
	Questar Corp.	400	24,812
Independent Power Producers & Energy Traders — 0.6%
	Constellation Energy Group, Inc.	14,300	1,210,495
Multi-Utilities — 0.8%
	CenterPoint Energy, Inc. (a)	22,100	336,362
	Integrys Energy Group, Inc.	6,500	311,285
	NiSource, Inc. (a)	100	1,790
	PG&E Corp.	1,200	48,000

9

		Shares	Value ($)
Common Stocks — (continued)
UTILITIES — (continued)
Multi-Utilities — (continued)
	Public Service Enterprise Group, Inc.	24,200	1,062,622
			1,760,059
			7,493,869

	Total Common Stocks (cost of $209,153,850)		213,622,934

Securities Lending Collateral — 8.0%
State Street Navigator Securities Lending Prime Portfolio (d) (7 day yield of 2.790%)	17,469,410	17,469,410

Total Securities Lending Collateral (cost of $17,469,410)		17,469,410

		Par ($)
Short-Term Obligation — 1.1%
	Repurchase agreement with Fixed Income Clearing Corp., dated 04/30/08, due 05/01/08, at 1.900%, collateralized by a U.S. Government Agency Obligation maturing 05/15/11, market value $2,336,250 (repurchase proceeds $2,287,121)	2,287,000	2,287,000

	Total Short-Term Obligation (cost of $2,287,000)		2,287,000

10

Total Investments — 107.4% (cost of $228,910,260)(e)(f)	$233,379,344

Other Assets & Liabilities, Net — (7.4)%	(16,157,146)

Net Assets — 100.0%	$217,222,198

Notes to Investment Portfolio:
*	Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

(a)	All or a portion of this security was on loan at April 30, 2008. The total market value of securities on loan at April 30, 2008 is $15,970,818.

(b)	Non-income producing security.

(c)	A portion of this security is pledged as collateral for open futures contracts. At April 30, 2008, the total market value of the security pledged amounted to $969,980.

(d)	Investment made with cash collateral received from securities lending activity.

(e)	Cost for federal income tax purposes is $228,910,260.

(f)	Unrealized appreciation and depreciation at April 30, 2008 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$24,285,529	$(19,816,445)	$4,469,084

At April 30, 2008, the Fund held the following open long futures contracts:

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation
S&P 500 Index	10	$3,465,000	$3,411,664	Jun-2008	$53,336

11

INVESTMENT PORTFOLIO

April 30, 2008 (Unaudited)	CMG High Yield Fund

		Par (a)		Value ($)*
Corporate Fixed-Income Bonds & Notes — 94.9%
BASIC MATERIALS — 9.2%
Chemicals — 3.4%
Agricultural Chemicals — 0.8%
Mosaic Co.
	7.875% 12/01/16(b)	315,000		344,925
Terra Capital, Inc.
	7.000% 02/01/17	55,000		54,725
				399,650
Chemicals-Diversified — 1.8%
Huntsman International LLC
	6.875% 11/15/13(b)	EUR	165,000	256,995
	7.875% 11/15/14	290,000		305,950
NOVA Chemicals Corp.
	6.500% 01/15/12	275,000		258,500
				821,445
Chemicals-Specialty — 0.8%
Chemtura Corp.
	6.875% 06/01/16	440,000		391,600
				391,600
Chemicals Total				1,612,695
Forest Products & Paper — 2.0%
Paper & Related Products — 2.0%
Cascades, Inc.
	7.250% 02/15/13	300,000		276,000
Domtar Corp.
	7.125% 08/15/15	305,000		294,325
Georgia-Pacific Corp.
	8.000% 01/15/24	300,000		285,750
NewPage Corp.
	10.000% 05/01/12(b)	70,000		74,725
				930,800
Forest Products & Paper Total				930,800
Iron/Steel — 1.7%
Steel-Producers — 1.7%
Russel Metals, Inc.
	6.375% 03/01/14	470,000		439,450
Steel Dynamics, Inc.
	7.750% 04/15/16(b)	350,000		357,875
				797,325
Iron/Steel Total				797,325

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
BASIC MATERIALS — (continued)
Metals & Mining — 2.1%
Diversified Minerals — 0.9%
FMG Finance Ltd.
	10.625% 09/01/16(b)	345,000	392,438
			392,438
Metal-Diversified — 1.2%
Freeport-McMoRan Copper & Gold, Inc.
	8.375% 04/01/17	520,000	574,600
			574,600
Metals & Mining Total			967,038
BASIC MATERIALS TOTAL			4,307,858
COMMUNICATIONS — 15.5%
Media — 7.8%
Broadcast Services/Programs — 0.8%
Liberty Media LLC
	8.250% 02/01/30	425,000	377,084
			377,084
Cable TV — 4.3%
Charter Communications Holdings II LLC
	10.250% 09/15/10	170,000	163,625
CSC Holdings, Inc.
	7.625% 04/01/11	300,000	302,250
	7.625% 07/15/18	130,000	126,425
DirecTV Holdings LLC
	6.375% 06/15/15	710,000	679,825
EchoStar DBS Corp.
	6.625% 10/01/14	770,000	752,675
			2,024,800
Multimedia — 1.8%
Lamar Media Corp.
	7.250% 01/01/13	465,000	460,350
Quebecor Media, Inc.
	7.750% 03/15/16	385,000	370,562
			830,912
Publishing-Periodicals — 0.9%
Idearc, Inc.
	8.000% 11/15/16	245,000	159,250

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Media — (continued)
Publishing-Periodicals — (continued)
R.H. Donnelley Corp.
	8.875% 10/15/17(b)	390,000	251,550
			410,800
Media Total			3,643,596
Telecommunication Services — 7.7%
Cellular Telecommunications — 0.6%
Nextel Communications, Inc.
	7.375% 08/01/15	360,000	288,000
			288,000
Satellite Telecommunications — 0.8%
Intelsat Bermuda Ltd.
	9.250% 06/15/16	355,000	358,106
			358,106
Telecommunication Equipment — 0.8%
Lucent Technologies, Inc.
	6.450% 03/15/29	515,000	386,250
			386,250
Telecommunication Services — 0.5%
Time Warner Telecom Holdings, Inc.
	9.250% 02/15/14	220,000	227,700
			227,700
Telephone-Integrated — 5.0%
Citizens Communications Co.
	7.875% 01/15/27	490,000	434,875
Qwest Communications International, Inc.
	7.500% 02/15/14	200,000	196,500
Qwest Corp.
	7.500% 10/01/14	580,000	582,900
	7.500% 06/15/23	500,000	457,500
Windstream Corp.
	7.000% 03/15/19	250,000	236,250
	8.625% 08/01/16	440,000	460,900
			2,368,925
Telecommunication Services Total			3,628,981
COMMUNICATIONS TOTAL			7,272,577

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — 10.3%
Apparel — 0.5%
Apparel Manufacturers — 0.5%
Levi Strauss & Co.
	9.750% 01/15/15	245,000	256,025
			256,025
Apparel Total			256,025
Auto Parts & Equipment — 1.7%
Auto/Truck Parts & Equipment-Original — 0.9%
ArvinMeritor, Inc.
	8.125% 09/15/15	125,000	111,875
TRW Automotive, Inc.
	7.000% 03/15/14(b)	305,000	299,662
			411,537
Auto/Truck Parts & Equipment-Replacement — 0.2%
Commercial Vehicle Group, Inc.
	8.000% 07/01/13	100,000	85,750
			85,750
Rubber-Tires — 0.6%
Goodyear Tire & Rubber Co.
	8.625% 12/01/11	81,000	87,075
	9.000% 07/01/15	175,000	190,313
			277,388
Auto Parts & Equipment Total			774,675
Entertainment — 1.6%
Music — 1.0%
Steinway Musical Instruments, Inc.
	7.000% 03/01/14(b)	325,000	286,000
WMG Acquisition Corp.
	7.375% 04/15/14	210,000	174,300
			460,300
Racetracks — 0.6%
Speedway Motorsports, Inc.
	6.750% 06/01/13	290,000	283,475
			283,475
Entertainment Total			743,775

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Home Builders — 0.7%
Building-Residential/Commercial — 0.7%
KB Home
	5.875% 01/15/15	365,000	323,025
			323,025
Home Builders Total			323,025
Home Furnishings — 0.3%
Home Furnishings — 0.3%
Sealy Mattress Co.
	8.250% 06/15/14	160,000	141,200
			141,200
Home Furnishings Total			141,200
Leisure Time — 0.6%
Cruise Lines — 0.6%
Royal Caribbean Cruises Ltd.
	6.875% 12/01/13	215,000	200,487
	7.000% 06/15/13	95,000	90,013
			290,500
Leisure Time Total			290,500
Lodging — 1.9%
Casino Hotels — 1.2%
MGM Mirage
	7.500% 06/01/16	480,000	434,400
Pinnacle Entertainment, Inc.
	7.500% 06/15/15(b)	155,000	128,262
			562,662
Gambling (Non-Hotel) — 0.7%
Mashantucket Western Pequot Tribe
	8.500% 11/15/15(b)	370,000	336,238
			336,238
Lodging Total			898,900
Retail — 2.3%
Retail-Apparel/Shoe — 0.4%
Phillips-Van Heusen Corp.
	7.250% 02/15/11	195,000	197,438
			197,438
Retail-Automobiles — 0.5%
AutoNation, Inc.
	7.000% 04/15/14	235,000	220,312
			220,312

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Retail-Convenience Store — 0.5%
Couche-Tard US LP
	7.500% 12/15/13	255,000	256,275
			256,275
Retail-Propane Distributors — 0.9%
AmeriGas Partners LP
	7.125% 05/20/16	305,000	307,287
	7.250% 05/20/15	90,000	90,900
			398,187
Retail Total			1,072,212
Textiles — 0.7%
Textile-Products — 0.7%
INVISTA
	9.250% 05/01/12(b)	295,000	305,694
			305,694
Textiles Total			305,694
CONSUMER CYCLICAL TOTAL			4,806,006
CONSUMER NON-CYCLICAL — 10.8%
Agriculture — 0.7%
Tobacco — 0.7%
Reynolds American, Inc.
	7.625% 06/01/16	305,000	323,108
			323,108
Agriculture Total			323,108
Beverages — 0.9%
Beverages-Wine/Spirits — 0.9%
Constellation Brands, Inc.
	8.125% 01/15/12	400,000	407,500
			407,500
Beverages Total			407,500
Biotechnology — 0.6%
Medical-Biomedical/Gene — 0.6%
Bio-Rad Laboratories, Inc.
	7.500% 08/15/13	295,000	295,738
			295,738
Biotechnology Total			295,738

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Commercial Services — 2.9%
Commercial Services — 0.6%
Iron Mountain, Inc.
	7.750% 01/15/15	280,000	285,600
			285,600
Funeral Services & Related Items — 0.7%
Service Corp. International
	6.750% 04/01/16	100,000	98,750
	7.375% 10/01/14	215,000	221,450
			320,200
Non-Profit Charity — 0.5%
Seminole Indian Tribe of Florida
	7.804% 10/01/20(b)	260,000	253,245
			253,245
Private Corrections — 0.9%
Corrections Corp. of America
	6.250% 03/15/13	415,000	412,925
			412,925
Rental Auto/Equipment — 0.2%
Ashtead Capital, Inc.
	9.000% 08/15/16(b)	95,000	83,125
			83,125
Commercial Services Total			1,355,095
Food — 1.2%
Food-Dairy Products — 0.2%
Dean Foods Co.
	7.000% 06/01/16	110,000	102,850
			102,850
Food-Meat Products — 0.6%
Smithfield Foods, Inc.
	7.750% 07/01/17	260,000	258,050
			258,050
Food-Miscellaneous/Diversified — 0.4%
Del Monte Corp.
	6.750% 02/15/15	200,000	193,000
			193,000
Food Total			553,900
Healthcare Services — 2.5%
Medical-Hospitals — 2.5%
HCA, Inc.
	9.250% 11/15/16	270,000	290,250

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Healthcare Services — (continued)
Medical-Hospitals — (continued)
	PIK,
	9.625% 11/15/16	815,000	875,106
			1,165,356
Healthcare Services Total			1,165,356
Household Products/Wares — 0.7%
Consumer Products-Miscellaneous — 0.7%
American Greetings Corp.
	7.375% 06/01/16	190,000	191,900
Jarden Corp.
	7.500% 05/01/17	165,000	151,800
			343,700
Household Products/Wares Total			343,700
Pharmaceuticals — 1.3%
Medical-Drugs — 0.5%
Elan Finance PLC
	8.875% 12/01/13	225,000	222,188
Mylan Laboratories, Inc.
	6.438% 10/02/14(c)(d)	500	490
			222,678
Pharmacy Services — 0.8%
Omnicare, Inc.
	6.750% 12/15/13	410,000	381,300
			381,300
Pharmaceuticals Total			603,978
CONSUMER NON-CYCLICAL TOTAL			5,048,375
ENERGY — 13.9%
Coal — 2.7%
Coal — 2.7%
Arch Western Finance LLC
	6.750% 07/01/13	475,000	483,312
Massey Energy Co.
	6.875% 12/15/13	330,000	330,000
Peabody Energy Corp.
	6.875% 03/15/13	455,000	464,100
			1,277,412
Coal Total			1,277,412

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Oil & Gas — 7.3%
Oil & Gas Drilling — 0.7%
Pride International, Inc.
	7.375% 07/15/14	335,000	349,656
			349,656
Oil Companies-Exploration & Production — 6.0%
Chesapeake Energy Corp.
	6.375% 06/15/15	670,000	659,950
Cimarex Energy Co.
	7.125% 05/01/17	210,000	213,150
Compton Petroleum Corp.
	7.625% 12/01/13	320,000	316,000
Newfield Exploration Co.
	6.625% 09/01/14	345,000	342,413
OPTI Canada, Inc.
	8.250% 12/15/14	395,000	407,837
PetroHawk Energy Corp.
	9.125% 07/15/13	90,000	95,175
Pioneer Natural Resources Co.
	5.875% 07/15/16	225,000	211,242
Quicksilver Resources, Inc.
	7.125% 04/01/16	350,000	346,500
Southwestern Energy Co.
	7.500% 02/01/18(b)	200,000	212,000
			2,804,267
Oil Refining & Marketing — 0.6%
Tesoro Corp.
	6.625% 11/01/15	295,000	277,300
			277,300
Oil & Gas Total			3,431,223
Pipelines — 3.9%
Pipelines — 3.9%
Atlas Pipeline Partners LP
	8.125% 12/15/15	315,000	326,812
Colorado Interstate Gas Co.
	6.800% 11/15/15	165,000	173,295
El Paso Corp.
	6.875% 06/15/14	430,000	445,865
El Paso Performance-Linked Trust
	7.750% 07/15/11(b)	110,000	113,817

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Pipelines — (continued)
Pipelines — (continued)
Kinder Morgan Finance Co. ULC
	5.700% 01/05/16	325,000	311,188
MarkWest Energy Partners LP
	6.875% 11/01/14	415,000	400,475
	8.500% 07/15/16	25,000	25,875
			1,797,327
Pipelines Total			1,797,327
ENERGY TOTAL			6,505,962
FINANCIALS — 6.4%
Capital Markets — 2.0%
Investment Management/Advisor Service — 2.0%
Nuveen Investments, Inc.
	5.863% 11/15/14(c)(d)	518,359	492,197
	5.886% 11/15/14(c)(d)	481,642	457,334
			949,531
Capital Markets Total			949,531
Diversified Financial Services — 2.3%
Finance-Auto Loans — 0.8%
GMAC LLC
	8.000% 11/01/31	515,000	389,640
			389,640
Finance-Investment Banker/Broker — 0.4%
E*Trade Financial Corp.
	7.375% 09/15/13	245,000	199,063
			199,063
Investment Management/Advisor Service — 0.6%
LVB Acquisition Merger Sub, Inc.
	PIK,
	10.375% 10/15/17(b)	255,000	270,300
			270,300
Special Purpose Entity — 0.5%
Goldman Sachs Capital II
	5.793% 12/29/49(c)	300,000	226,298
			226,298
Diversified Financial Services Total			1,085,301

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Insurance — 0.6%
Property/Casualty Insurance — 0.6%
Crum & Forster Holdings Corp.
	7.750% 05/01/17	290,000	279,850
			279,850
Insurance Total			279,850
Real Estate Investment Trusts (REITs) — 1.5%
REITS-Hotels — 1.1%
Host Marriott LP
	6.375% 03/15/15	530,000	508,800
			508,800
REITS-Regional Malls — 0.4%
Rouse Co. LP/TRC Co-Issuer, Inc.
	6.750% 05/01/13(b)	185,000	165,250
			165,250
Real Estate Investment Trusts (REITs) Total			674,050
FINANCIALS TOTAL			2,988,732
INDUSTRIALS — 16.1%
Aerospace & Defense — 2.0%
Aerospace/Defense-Equipment — 0.6%
DRS Technologies, Inc.
	6.625% 02/01/16	290,000	287,100
			287,100
Electronics-Military — 1.4%
L-3 Communications Corp.
	5.875% 01/15/15	200,000	194,000
	6.375% 10/15/15	465,000	459,769
			653,769
Aerospace & Defense Total			940,869
Electrical Components & Equipment — 1.2%
Wire & Cable Products — 1.2%
Belden, Inc.
	7.000% 03/15/17	265,000	262,681
General Cable Corp.
	5.073% 04/01/15(c)	145,000	128,688
	7.125% 04/01/17	145,000	141,375
			532,744
Electrical Components & Equipment Total			532,744

	Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Electronics — 0.6%
Electronic Components-Miscellaneous — 0.6%
Flextronics International Ltd.
6.250% 11/15/14	300,000	284,250
		284,250
Electronics Total		284,250
Environmental Control — 1.2%
Non-Hazardous Waste Disposal — 1.2%
Allied Waste North America, Inc.
7.125% 05/15/16	550,000	554,125
		554,125
Environmental Control Total		554,125
Machinery-Construction & Mining — 1.0%
Machinery-Construction & Mining — 1.0%
Terex Corp.
8.000% 11/15/17	430,000	439,675
		439,675
Machinery-Construction & Mining Total		439,675
Machinery-Diversified — 1.0%
Machinery-General Industry — 1.0%
Manitowoc Co., Inc.
7.125% 11/01/13	240,000	235,200
Westinghouse Air Brake Technologies Corp.
6.875% 07/31/13	250,000	246,875
		482,075
Machinery-Diversified Total		482,075
Miscellaneous Manufacturing — 2.2%
Diversified Manufacturing Operators — 1.7%
Bombardier, Inc.
6.300% 05/01/14(b)	465,000	465,000
Koppers Holdings, Inc.
(e) 11/15/14 (9.875% 11/15/09)	75,000	65,625
Trinity Industries, Inc.
6.500% 03/15/14	255,000	253,088
		783,713

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Miscellaneous Manufacturing — 0.5%
American Railcar Industries, Inc.
	7.500% 03/01/14	275,000	247,500
			247,500
Miscellaneous Manufacturing Total			1,031,213
Packaging & Containers — 3.4%
Containers-Metal/Glass — 3.4%
Ball Corp.
	6.875% 12/15/12	335,000	340,862
Crown Americas LLC & Crown Americas Capital Corp.
	7.750% 11/15/15	370,000	390,350
Owens-Illinois, Inc.
	7.500% 05/15/10	420,000	433,650
Silgan Holdings, Inc.
	6.750% 11/15/13	460,000	441,600
			1,606,462
Packaging & Containers Total			1,606,462
Transportation — 3.5%
Transportation-Marine — 2.6%
Overseas Shipholding Group
	8.250% 03/15/13	425,000	442,531
Stena AB
	7.500% 11/01/13	460,000	461,150
Teekay Corp.
	8.875% 07/15/11	310,000	329,375
			1,233,056
Transportation-Services — 0.9%
Bristow Group, Inc.
	7.500% 09/15/17	400,000	413,000
			413,000
Transportation Total			1,646,056
INDUSTRIALS TOTAL			7,517,469
TECHNOLOGY — 1.1%
Semiconductors — 1.1%
Electronic Components-Miscellaneous — 0.5%
NXP BV/NXP Funding LLC
	7.875% 10/15/14	235,000	232,063
			232,063

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
TECHNOLOGY — (continued)
Semiconductors — (continued)
Electronic Components-Semiconductors — 0.6%
Freescale Semiconductor, Inc.
	PIK,
	9.125% 12/15/14	355,000	291,987
			291,987
Semiconductors Total			524,050
TECHNOLOGY TOTAL			524,050
UTILITIES — 11.6%
Electric — 9.6%
Electric-Generation — 4.4%
AES Corp.
	7.750% 03/01/14	405,000	415,125
	8.000% 10/15/17	265,000	276,263
Edison Mission Energy
	7.000% 05/15/17	815,000	823,150
Intergen NV
	9.000% 06/30/17(b)	525,000	548,625
			2,063,163
Electric-Integrated — 2.9%
CMS Energy Corp.
	6.875% 12/15/15	185,000	186,220
Ipalco Enterprises, Inc.
	7.250% 04/01/16(b)	240,000	247,200
Texas Competitive Electric Holdings, Co.
	6.478% 10/10/14(c)(d)	142,857	136,688
	6.596% 10/10/14(c)(d)	852,143	815,346
			1,385,454
Independent Power Producer — 2.3%
Dynegy Holdings, Inc.
	7.125% 05/15/18	330,000	317,625
	7.750% 06/01/19	135,000	134,325
NRG Energy, Inc.
	7.250% 02/01/14	85,000	87,338
	7.375% 02/01/16	380,000	391,400
	7.375% 01/15/17	45,000	46,350
Reliant Energy, Inc.
	7.875% 06/15/17	85,000	88,612
			1,065,650
Electric Total			4,514,267

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES — (continued)
Independent Power Producers — 2.0%
Independent Power Producer — 2.0%
Mirant North America LLC
	7.375% 12/31/13	490,000	508,375
NSG Holdings LLC/NSG Holdings, Inc.
	7.750% 12/15/25(b)	415,000	404,625
			913,000
Independent Power Producers Total			913,000
UTILITIES TOTAL			5,427,267

	Total Corporate Fixed-Income Bonds & Notes (cost of $45,726,828)		44,398,296
Municipal Bond — 0.5%
VIRGINIA — 0.5%
Tobacco — 0.5%
VA Tobacco Settlement Financing Corp.
	Series 2007 A1,
	6.706% 06/01/46	275,000	244,794
Tobacco Total			244,794
VIRGINIA TOTAL			244,794

	Total Municipal Bond (cost of $274,972)		244,794
Short-Term Obligation — 0.5%
	Repurchase agreement with Fixed Income Clearing Corp., dated 04/30/08, due 05/01/08 at 1.900%, collateralized by a U.S. Government Agency Obligation maturing 07/15/36, market value $227,325 (repurchase proceeds $220,012)	220,000	220,000

	Total Short-Term Obligation (cost of $220,000)		220,000

	Total Investments — 95.9% (cost of $46,221,800)(f)(g)		44,863,090

	Other Assets & Liabilities, Net — 4.1%		1,932,154

	Net Assets — 100.0%		46,795,244

Notes to Investment Portfolio:
*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or  that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of  the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security.

(a)	Principal amount is stated in United States dollars unless otherwise noted.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2008, these securities, which are not illiquid, except for those in the following table,  amounted to $5,797,551, which represents 12.4% of net assets.

	Acquisition
Security	Date	Par/Unit	Cost	Value
Seminole Indian Tribe of Florida
7.804% 10/01/2020	09/26/07	260,000	263,643	253,245

(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at April 30, 2008.

(d)	Loan participation agreement.

(e)	Step bond. This security is currently not paying coupon. Shown parenthetically is the next coupon rate to be paid.

(f)	Cost for federal income tax purposes is $46,422,537.

(g) Unrealized appreciation and depreciation at April 30, 2008, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$564,061	$(2,123,508)	$(1,559,447)

At April 30, 2008, the Fund had entered into the following forward foreign currency exchange contract:

Forward Currency	Aggregate	Settlement	Unrealized
Contracts to Sell	Value	Face Value	Date	Appreciation
EUR	$257,353	$262,098	05/27/08	$4,745

Acronym	Name

EUR	Euro
PIK	Payment-In-Kind

INVESTMENT PORTFOLIO
April 30, 2008 (Unaudited)	CMG International Stock Fund

		Shares	Value ($)*
Common Stocks — 95.8%
CONSUMER DISCRETIONARY — 8.2%
Auto Components — 0.3%
	Toyota Boshoku Corp.	12,600	357,932
Automobiles — 1.5%
	Dongfeng Motor Group Co., Ltd., Class H	1,186,000	646,202
	Toyota Motor Corp.	17,300	879,937
			1,526,139
Distributors— 0.4%
	Inchcape PLC	46,066	389,610
Hotels, Restaurants & Leisure — 1.9%
	Genting Berhad	329,200	665,553
	Kangwon Land, Inc.	19,620	409,975
	Paddy Power PLC	23,562	821,360
			1,896,888
Household Durables — 1.5%
	Barratt Developments PLC	57,304	311,151
	Matsushita Electric Industrial Co., Ltd.	52,000	1,219,358
			1,530,509
Leisure Equipment & Products — 0.5%
	Nikon Corp.	19,000	553,486
Media — 1.2%
	Vivendi	31,394	1,275,009
Multiline Retail — 0.3%
	Next PLC	12,157	274,766
Specialty Retail — 0.6%
	Esprit Holdings Ltd.	47,800	589,673
			8,394,012
CONSUMER STAPLES — 7.6%
Beverages — 1.2%
	Fomento Economico Mexicano SAB de CV, ADR	14,848	645,146
	Heineken NV	9,796	570,630
			1,215,776

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Food & Staples Retailing — 0.9%
	Seven & I Holdings Co. Ltd.	29,300	875,297
Food Products — 3.2%
	China Milk Products Group Ltd.	754,000	415,375
	Nestle SA, Registered Shares	2,049	981,608
	Toyo Suisan Kaisha Ltd.	32,000	569,497
	Unilever PLC	38,698	1,302,867
			3,269,347
Personal Products — 0.3%
	Shiseido Co., Ltd.	15,000	361,065
Tobacco — 2.0%
	British American Tobacco PLC	15,494	581,538
	Imperial Tobacco Group PLC	9,747	468,223
	Japan Tobacco, Inc.	200	970,210
			2,019,971
			7,741,456
ENERGY — 8.7%
Energy Equipment & Services — 2.1%
	Technip SA	9,231	848,225
	TGS Nopec Geophysical Co. ASA (a)	50,200	806,961
	Wellstream Holdings PLC (a)	20,539	514,601
			2,169,787
Oil, Gas & Consumable Fuels — 6.6%
	BP PLC, ADR	21,237	1,545,841
	PetroChina Co., Ltd., Class H	594,000	897,186
	Royal Dutch Shell PLC, Class B	22,549	900,297
	StatoilHydro ASA	26,800	965,526
	Total SA	19,778	1,661,704
	Yanzhou Coal Mining Co., Ltd., Class H	412,000	762,560
			6,733,114
			8,902,901
FINANCIALS — 26.0%
Capital Markets — 3.4%
	Credit Suisse Group, Registered Shares	22,523	1,206,513
	Deutsche Bank AG, Registered Shares	11,320	1,355,409

2

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Capital Markets — (continued)
	Goldman Sachs Group, Inc.	4,615	883,172
			3,445,094
Commercial Banks — 15.0%
	Australia & New Zealand Banking Group Ltd.	24,282	499,002
	Banco Bilbao Vizcaya Argentaria SA	71,638	1,644,885
	Banco Santander SA	102,269	2,212,889
	Bank of Ireland	40,123	559,154
	Barclays PLC	122,245	1,092,194
	BNP Paribas	6,301	678,835
	Bumiputra-Commerce Holdings Berhad	124,100	391,926
	DBS Group Holdings Ltd.	48,000	700,799
	HBOS PLC	67,594	623,224
	HSBC Holdings PLC	67,122	1,169,720
	Industrial & Commercial Bank of China, Class H	480,000	380,578
	Lloyds TSB Group PLC	66,884	568,151
	Mizuho Financial Group, Inc.	224	1,164,367
	Societe Generale	8,340	972,772
	Swedbank AB, Class A	30,400	770,179
	United Overseas Bank Ltd.	58,000	869,966
	Westpac Banking Corp.	42,766	983,129
			15,281,770
Consumer Finance — 0.4%
	ORIX Corp.	2,270	412,502
Diversified Financial Services — 0.6%
	Fortis	22,313	605,133
Insurance — 4.5%
	Aviva PLC	49,282	611,915
	Axis Capital Holdings Ltd.	22,406	759,788
	Baloise Holding AG, Registered Shares	10,985	1,202,306
	Brit Insurance Holdings PLC	154,473	747,304
	Swiss Reinsurance, Registered Shares	15,401	1,280,811
			4,602,124
Real Estate Management & Development — 2.1%
	Emaar Properties PJSC	174,172	545,369
	Hongkong Land Holdings Ltd.	191,000	865,424

3

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Real Estate Management & Development — (continued)
	Swire Pacific Ltd., Class A	62,000	725,042
			2,135,835
			26,482,458
HEALTH CARE — 7.5%
Pharmaceuticals — 7.5%
	AstraZeneca PLC	28,554	1,201,291
	Biovail Corp.	54,220	620,277
	Daiichi Sankyo Co., Ltd.	21,100	582,904
	Novartis AG, Registered Shares	37,601	1,909,479
	Novo-Nordisk A/S, Class B	7,600	522,701
	Roche Holding AG, Genusschein Shares	8,866	1,476,361
	Takeda Pharmaceutical Co., Ltd.	14,100	748,650
	Teva Pharmaceutical Industries Ltd., ADR	12,149	568,330
			7,629,993
			7,629,993
INDUSTRIALS — 12.3%
Aerospace & Defense — 0.6%
	MTU Aero Engines Holding AG	14,288	653,969
Building Products — 0.6%
	Geberit AG, Registered Shares	3,822	586,529
Commercial Services & Supplies — 0.7%
	Randstad Holding NV	17,994	757,882
Construction & Engineering — 0.9%
	Outotec Oyj	14,602	914,160
Electrical Equipment — 2.7%
	ABB Ltd., Registered Shares	35,313	1,082,585
	Mitsubishi Electric Corp.	85,000	875,058
	Vestas Wind Systems A/S (a)	7,243	792,040
			2,749,683
Industrial Conglomerates — 0.9%
	Keppel Corp. Ltd.	118,000	894,815

4

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Machinery — 4.3%
	Georg Fischer AG, Registered Shares	1,128	615,200
	Gildemeister AG	8,981	262,920
	Glory Ltd.	33,200	751,916
	Hino Motors Ltd.	88,000	557,058
	Komatsu Ltd.	31,700	968,983
	SKF AB, Class B	29,400	539,158
	Volvo AB, Class B	43,600	664,867
			4,360,102
Marine — 0.5%
	U-Ming Marine Transport Corp. (a)	149,000	497,730
Trading Companies & Distributors — 1.1%
	ITOCHU Corp.	111,000	1,169,465
			12,584,335
INFORMATION TECHNOLOGY — 6.6%
Communications Equipment — 0.9%
	Nokia Oyj	28,401	854,916
Electronic Equipment & Instruments — 1.0%
	FUJIFILM Holdings Corp.	26,700	1,030,465
Internet Software & Services — 0.9%
	United Internet AG, Registered Shares	43,048	920,170
IT Services — 0.6%
	Computershare Ltd.	72,323	607,803
Office Electronics — 1.3%
	Canon, Inc.	26,900	1,346,964
Semiconductors & Semiconductor Equipment — 0.6%
	Verigy Ltd. (a)	27,823	594,578

5

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Software — 1.3%
	Nintendo Co., Ltd.	2,400	1,330,079
			6,684,975
MATERIALS — 10.2%
Chemicals — 3.0%
	BASF SE	11,145	1,589,833
	Linde AG	7,718	1,131,046
	Potash Corp. of Saskatchewan	1,800	331,349
			3,052,228
Construction Materials — 1.1%
	Ciments Francais SA	5,716	1,107,597
Metals & Mining — 6.1%
	Anglo American PLC	8,749	561,808
	BHP Biliton PLC	43,201	1,526,501
	Norsk Hydro ASA	48,600	718,288
	Rio Tinto PLC	6,549	760,204
	Salzgitter AG	5,382	1,099,343
	SSAB Svenskt Stal AB, Series A	14,800	493,126
	Yamato Kogyo Co., Ltd.	23,200	1,106,093
			6,265,363
			10,425,188
TELECOMMUNICATION SERVICES — 5.0%
Diversified Telecommunication Services — 3.0%
	Bezeq Israeli Telecommunication Corp., Ltd.	467,769	866,845
	Chunghwa Telecom Co., Ltd., ADR	15,081	384,716
	Telefonica O2 Czech Republic AS	35,399	1,084,333
	Telekomunikacja Polska SA	72,591	731,601
			3,067,495
Wireless Telecommunication Services — 2.0%
	China Mobile Ltd. (b)	60,500	1,043,164
	Mobile TeleSystems OJSC, ADR	7,128	552,990
	Vodafone Group PLC	124,821	394,799
			1,990,953
			5,058,448

6

		Shares	Value ($)
Common Stocks — (continued)
UTILITIES — 3.7%
Electric Utilities — 2.7%
	British Energy Group PLC	22,591	339,178

	E.ON AG	10,142	2,062,658
	Tenaga Nasional Berhad	165,800	344,533
			2,746,369
Multi-Utilities — 1.0%
	United Utilities PLC	70,439	998,197
			3,744,566

	Total Common Stocks (cost of $82,881,969)		97,648,332
Investment Companies — 2.8%
	iShares MSCI Brazil Index Fund	6,041	544,234
	iShares MSCI EAFE Index Fund	30,848	2,338,587

	Total Investment Companies (cost of $2,802,706)		2,882,821
Preferred Stock — 0.5%
TELECOMMUNICATION SERVICES — 0.5%
Diversified Telecommunication — 0.5%
	Brasil Telecom Participacoes SA	34,200	537,011
			537,011

	Total Preferred Stock (cost of $519,825)		537,011
Purchased Call Options — 0.0%
	VIX (CBOE SPX Volatility Index) Strike Price: $25 Expiring: May 2008	16,800	8,400
	VIX (CBOE SPX Volatility Index) Strike Price: $27.5 Expiring: May 2008	43,900	13,170

	Total Purchased Call Options (cost of $96,370)		21,570

		Par ($)
Short-Term Obligation — 0.2%
	Repurchase agreement with Fixed Income Clearing Corp., dated 04/30/08, due 05/01/08 at 1.880%, collateralized by a U.S. Treasury Obligation maturing 02/15/17, market value $209,381 (repurchase proceeds $204,011)	204,000	204,000

	Total Short-Term Obligation (cost of $204,000)		204,000

7

Total Investments — 99.3% (cost of $86,504,870)(c)(d)	$101,293,734

Other Assets & Liabilities, Net — 0.7%	669,801

Net Assets — 100.0%	$101,963,535

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and ask price.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	A portion of this security is pledged as collateral for written option contracts.

(c)	Cost for federal income tax purposes is $86,504,870.

(d)	Unrealized appreciation and depreciation at April 30, 2008 based on cost of investments for federal income tax purposes was:

8

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$19,796,338	$(5,007,474)	$14,788,864

For the nine months ended April 30, 2008, transactions in written option contracts were as follows:

	Number of contracts	Premium received
Options outstanding at July 31, 2007	112	$5,297
Options written	257	24,578
Options expired	(336)	(27,180)
Options outstanding at April 30, 2008	33	$2,695

At April 30, 2008, the Fund held the following written call option contracts:

	Strike	Number of
Name of Issuer	Price	Contracts	Expiration Date	Premium	Value
China Mobile Ltd.	$90	11	05/17/08	$1,562	$1,309
China Mobile Ltd.	95	22	05/17/08	1,133	880
Total written call options (proceeds $2,695)					$2,189

At April 30, 2008, the Fund had entered into the following forward foreign currency exchange contracts:

				Unrealized
Forward Currency		Aggregate	Settlement	Appreciation
Contracts to Buy	Value	Face Value	Date	(Depreciation)
AUD	$4,363,165	$4,311,935	06/17/08	$51,230
AUD	192,231	191,142	06/17/08	1,089
CAD	501,225	495,550	06/17/08	5,675
CHF	386,278	400,040	06/17/08	(13,762)
EUR	10,188,453	10,143,362	06/17/08	45,091
EUR	584,290	586,755	06/17/08	(2,465)
EUR	691,799	700,987	06/17/08	(9,188)
GBP	5,358,604	5,467,894	06/17/08	(109,290)
GBP	287,351	289,347	06/17/08	(1,996)
ILS	397,427	398,114	06/17/08	(687)
JPY	1,960,875	2,032,367	06/17/08	(71,492)
JPY	293,498	300,655	06/17/08	(7,157)
NZD	186,088	191,407	06/17/08	(5,319)
SEK	290,891	291,349	06/17/08	(458)
				$(118,729)

				Unrealized
Forward Currency		Aggregate	Settlement	Appreciation
Contracts to Sell	Value	Face Value	Date	(Depreciation)
CAD	$1,406,407	$1,439,133	06/17/08	$32,726
CHF	3,373,176	3,453,526	06/17/08	80,350
CHF	285,846	293,590	06/17/08	7,744
CHF	195,071	195,961	06/17/08	890
CZK	1,241,428	1,244,162	06/17/08	2,734
DKK	480,258	478,200	06/17/08	(2,058)
EUR	194,763	195,835	06/17/08	1,072
GBP	1,208,857	1,198,437	06/17/08	(10,420)
GBP	192,228	190,308	06/17/08	(1,920)
GBP	495,433	495,437	06/17/08	4
ILS	1,836,818	1,871,518	06/17/08	34,700
JPY	287,779	292,582	06/17/08	4,803
KRW	460,424	469,825	06/17/08	9,401
MXN	589,913	570,434	06/17/08	(19,479)
MYR	1,148,810	1,151,189	06/17/08	2,379
NOK	1,149,775	1,144,219	06/17/08	(5,556)

9

PLN	788,577	762,631	06/17/08	(25,946)
SEK	290,891	286,982	06/17/08	(3,909)
SGD	1,455,787	1,433,040	06/17/08	(22,747)
TWD	944,473	937,353	06/17/08	(7,120)
				$77,648

Acronym	Name
ADR	American Depositary Receipt
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro Currency
GBP	Pound Sterling
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	Taiwan Dollar

10

INVESTMENT PORTFOLIO
April 30, 2008 (Unaudited)	CMG Large Cap Growth Fund

		Shares	Value ($)*
Common Stocks — 99.2%
CONSUMER DISCRETIONARY — 11.5%
Hotels, Restaurants & Leisure — 1.2%
	Burger King Holdings, Inc. (a)	10,650	297,135
	Carnival Corp. (a)	8,860	355,906
			653,041
Household Durables — 0.7%
	Sony Corp., ADR	7,730	353,957
Internet & Catalog Retail — 0.4%
	Amazon.com, Inc. (a)(b)	2,890	227,241
Media — 2.7%
	Comcast Corp., Class A (a)	25,530	524,641
	DIRECTV Group, Inc. (a)(b)	9,730	239,747
	Viacom, Inc., Class B (b)	17,340	666,550
			1,430,938
Multiline Retail — 1.6%
	Kohl’s Corp. (b)	10,230	499,736
	Nordstrom, Inc. (a)	10,370	365,646
			865,382
Specialty Retail — 3.1%
	Best Buy Co., Inc. (a)	5,840	251,237
	GameStop Corp., Class A (a)(b)	4,760	261,990
	Home Depot, Inc. (a)	24,640	709,632
	Urban Outfitters, Inc. (a)(b)	12,720	435,660
			1,658,519
Textiles, Apparel & Luxury Goods — 1.8%
	Hanesbrands, Inc. (a)(b)	13,720	480,474
	NIKE, Inc., Class B (a)	7,170	478,956
			959,430
			6,148,508
CONSUMER STAPLES — 8.4%
Beverages — 2.4%
	Molson Coors Brewing Co., Class B (a)	9,400	515,496
	PepsiCo, Inc.	11,310	775,074
			1,290,570
Food & Staples Retailing — 1.5%
	Wal-Mart Stores, Inc. (a)	13,590	787,948
Food Products — 0.7%
	H.J. Heinz Co. (a)	8,330	391,760

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Household Products — 1.0%
	Colgate-Palmolive Co.	1,744	123,301
	Procter & Gamble Co.	5,920	396,936
			520,237
Personal Products — 1.3%
	Avon Products, Inc. (a)	17,410	679,338
Tobacco — 1.5%
	Philip Morris International, Inc. (b)	16,450	839,444
			4,509,297
ENERGY — 9.8%
Energy Equipment & Services — 6.9%
	Exterran Holdings, Inc. (a)(b)	3,050	203,710
	Halliburton Co. (a)	20,150	925,086
	Nabors Industries Ltd. (a)(b)	18,790	705,377
	Schlumberger Ltd.	8,110	815,460
	Transocean, Inc. (a)(b)	4,855	715,918
	Weatherford International Ltd. (a)(b)	4,400	354,948
			3,720,499
Oil, Gas & Consumable Fuels — 2.9%
	CONSOL Energy, Inc.	6,340	513,287
	Devon Energy Corp.	3,350	379,890
	Hess Corp.	2,010	213,462
	Southwestern Energy Co. (b)	9,810	415,061
			1,521,700
			5,242,199
FINANCIALS — 6.6%
Capital Markets — 4.3%
	Goldman Sachs Group, Inc.	5,190	993,210
	Janus Capital Group, Inc. (a)	14,000	392,840
	Lazard Ltd., Class A (a)	6,070	237,580
	Merrill Lynch & Co., Inc.	5,680	283,035
	TD Ameritrade Holding Corp. (a)(b)	19,920	360,552
			2,267,217
Diversified Financial Services — 0.8%
	Nasdaq OMX Group (a)(b)	12,100	441,045

2

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Insurance — 1.5%
	Aon Corp. (a)	10,260	465,701

	Assurant, Inc.	5,320	345,800
			811,501
			3,519,763
HEALTH CARE — 15.4%
Biotechnology — 3.5%
	Amgen, Inc. (b)	5,750	240,753
	BioMarin Pharmaceuticals, Inc. (a)(b)	9,900	360,954
	Genentech, Inc. (b)	5,590	381,238
	Genzyme Corp. (b)	5,820	409,437
	Gilead Sciences, Inc. (a)(b)	9,940	514,494
			1,906,876
Health Care Equipment & Supplies — 3.8%
	Baxter International, Inc.	13,440	837,581
	Covidien Ltd.	7,210	336,635
	Hologic, Inc. (a)(b)	8,924	260,491
	Zimmer Holdings, Inc. (a)(b)	8,460	627,394
			2,062,101
Health Care Providers & Services — 2.6%
	Coventry Health Care, Inc. (a)(b)	7,490	335,028
	Express Scripts, Inc. (a)(b)	11,160	781,423
	McKesson Corp.	5,030	262,163
			1,378,614
Life Sciences Tools & Services — 1.6%
	Covance, Inc. (a)(b)	2,960	248,018
	Thermo Fisher Scientific, Inc. (a)(b)	10,220	591,432
			839,450
Pharmaceuticals — 3.9%
	Allergan, Inc. (a)	6,550	369,223
	Johnson & Johnson	11,220	752,750
	Merck & Co., Inc.	7,990	303,940
	Teva Pharmaceutical Industries Ltd., ADR	7,080	331,202
	Wyeth	7,030	312,624
			2,069,739
			8,256,780
INDUSTRIALS — 12.9%
Aerospace & Defense — 3.4%
	Honeywell International, Inc.	12,690	753,786
	Raytheon Co.	9,130	584,046

3

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Aerospace & Defense — (continued)
	United Technologies Corp.	6,990	506,565
			1,844,397
Commercial Services & Supplies — 1.5%
	Dun & Bradstreet Corp. (a)	4,410	371,763
	Waste Management, Inc.	11,090	400,349
			772,112
Construction & Engineering — 0.9%
	Quanta Services, Inc. (a)(b)	18,270	484,886
Industrial Conglomerates — 1.9%
	General Electric Co.	13,940	455,838
	McDermott International, Inc. (a)(b)	10,790	578,128
			1,033,966
Machinery — 4.0%
	Caterpillar, Inc.	3,260	266,929
	Cummins, Inc.	5,120	320,768
	Eaton Corp. (a)	4,620	405,821
	Joy Global, Inc.	9,210	683,842
	Parker Hannifin Corp. (a)	5,730	457,541
			2,134,901
Road & Rail — 1.2%
	Landstar System, Inc. (a)	7,310	379,827
	Union Pacific Corp. (a)	1,930	280,217
			660,044
			6,930,306
INFORMATION TECHNOLOGY — 28.7%
Communications Equipment — 5.5%
	Cisco Systems, Inc. (b)	51,900	1,330,716
	Corning, Inc.	31,080	830,147
	QUALCOMM, Inc.	17,800	768,782
			2,929,645
Computers & Peripherals — 7.3%
	Apple, Inc. (b)	6,310	1,097,625
	EMC Corp. (a)(b)	41,160	633,864
	Hewlett-Packard Co.	28,320	1,312,632
	International Business Machines Corp. (a)	7,290	879,903
			3,924,024

4

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Internet Software & Services — 4.9%
	Akamai Technologies, Inc. (a)(b)	14,090	503,999

	eBay, Inc. (a)(b)	16,420	513,782
	Equinix, Inc. (a)(b)	3,890	351,734
	Google, Inc., Class A (b)	2,228	1,279,518
			2,649,033
IT Services — 1.3%
	Mastercard, Inc., Class A (a)	1,690	470,090
	Visa, Inc., Class A (a)(b)	2,880	240,336
			710,426
Semiconductors & Semiconductor Equipment — 3.9%
	Applied Materials, Inc. (a)	23,610	440,563
	Intel Corp.	38,140	848,996
	Lam Research Corp. (b)	6,620	270,361
	National Semiconductor Corp. (a)	25,950	529,120
			2,089,040
Software — 5.8%
	Electronic Arts, Inc. (a)(b)	4,870	250,659
	Microsoft Corp.	49,630	1,415,448
	Oracle Corp. (b)	45,750	953,887
	Salesforce.com, Inc. (a)(b)	7,350	490,466
			3,110,460
			15,412,628
MATERIALS — 3.9%
Chemicals — 1.8%
	Monsanto Co.	3,078	350,953
	Potash Corp. of Saskatchewan, Inc.	2,020	371,579
	Praxair, Inc. (a)	2,890	263,886
			986,418
Metals & Mining — 1.5%
	Freeport-McMoRan Copper & Gold, Inc. (a)	7,310	831,513
Paper & Forest Products — 0.6%
	Weyerhaeuser Co. (a)	4,620	295,126
			2,113,057
TELECOMMUNICATION SERVICES — 1.5%
Wireless Telecommunication Services — 1.5%
	American Tower Corp., Class A (a)(b)	12,610	547,526
	NII Holdings, Inc. (a)(b)	5,630	257,516
			805,042

5

		Shares	Value ($)
Common Stocks — (continued)
UTILITIES — 0.5%
Electric Utilities — 0.5%
	Entergy Corp. (a)	2,320	266,475

	Total Common Stocks (Cost of $47,656,197)		53,204,055

Securities Lending Collateral — 21.6%
	State Street Navigator Securities Lending Prime Portfolio (c) (7 day yield of 2.790%)	11,604,249	11,604,249

	Total Securities Lending Collateral (Cost of $11,604,249)		11,604,249

		Par ($)
Short-Term Obligation — 1.2%
	Repurchase agreement with Fixed Income Clearing Corp., dated 04/30/08, due 05/01/08, at 1.880%, collateralized by a U.S. Treasury Obligation maturing 02/15/17, market value $644,250 (repurchase proceeds $628,033)	628,000	628,000

	Total Short-Term Obligation (Cost of $628,000)		628,000

6

Total Investments — 122.0% (Cost of $59,888,446)(d)(e)	$65,436,304

Other Assets & Liabilities, Net — (22.0)%	(11,789,068)

Net Assets — 100.0%	$53,647,236

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

(a)	All or a portion of this security was on loan at April 30, 2008. The total market value of securities on loan at April 30, 2008 is $11,312,387.

(b)	Non-income producing security.

(c)	Investment made with cash collateral received from securities lending activity.

(d)	Cost for federal income tax purposes is $59,888,446.

(e)	Unrealized appreciation and depreciation at April 30, 2008 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$6,616,452	$(1,068,594)	$5,547,858

Acronym	Name

ADR	American Depositary Receipt

7

INVESTMENT PORTFOLIO
April 30, 2008 (Unaudited)	CMG Large Cap Value Fund

		Shares	Value ($)*
Common Stocks — 95.9%
CONSUMER DISCRETIONARY — 6.6%
Hotels, Restaurants & Leisure — 1.5%
	Carnival Corp. (a)	5,900	237,003
	McDonald’s Corp.	6,666	397,160
			634,163
Household Durables — 1.1%
	Sony Corp., ADR	9,500	435,005

Multiline Retail — 2.1%
	J.C. Penney Co., Inc. (a)	9,300	395,250
	Macy’s, Inc. (a)	18,300	462,807
			858,057
Specialty Retail — 0.7%
	Lowe’s Cos, Inc.	12,200	307,318

Textiles, Apparel & Luxury Goods — 1.2%
	V.F. Corp.	6,900	513,222
			2,747,765
CONSUMER STAPLES — 10.8%
Beverages — 0.9%
	Diageo PLC, ADR	4,799	393,038

Food & Staples Retailing — 1.7%
	Sysco Corp. (a)	12,400	379,068
	Wal-Mart Stores, Inc.	5,500	318,890
			697,958
Food Products — 2.4%
	ConAgra Foods, Inc.	24,200	570,152
	Smithfield Foods, Inc. (a)(b)	7,400	212,232
	Tyson Foods, Inc., Class A (a)	11,800	210,040
			992,424
Household Products — 1.3%
	Colgate-Palmolive Co.	1,473	104,141
	Procter & Gamble Co.	6,300	422,415
			526,556
Personal Products — 0.9%
	Avon Products, Inc. (a)	9,900	386,298

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Tobacco — 3.6%
	Loews Corp. - Carolina Group (a)	14,900	978,483
	Philip Morris International, Inc. (b)	10,629	542,398
			1,520,881
			4,517,155
ENERGY — 16.8%
Energy Equipment & Services — 1.1%
	Halliburton Co. (a)	4,354	199,892
	Weatherford International Ltd. (b)	3,100	250,077
			449,969
Oil, Gas & Consumable Fuels — 15.7%
	Chevron Corp.	6,700	644,205
	ConocoPhillips (a)	10,507	905,178
	Exxon Mobil Corp. (a)	22,935	2,134,561
	Hess Corp.	7,400	785,880
	Newfield Exploration Co. (b)	5,900	358,484
	Occidental Petroleum Corp.	14,300	1,189,903
	Valero Energy Corp.	5,875	286,994
	XTO Energy, Inc.	4,499	278,308
			6,583,513
			7,033,482
FINANCIALS — 26.1%
Capital Markets — 3.6%
	Goldman Sachs Group, Inc.	2,400	459,288
	Merrill Lynch & Co., Inc. (a)	8,700	433,521
	Morgan Stanley (a)	7,000	340,200
	State Street Corp.	3,700	266,918
			1,499,927
Commercial Banks — 7.3%
	Marshall & Ilsley Corp. (a)	9,720	242,806
	PNC Financial Services Group, Inc. (a)	7,700	533,995
	U.S. Bancorp (a)	28,646	970,813
	Wachovia Corp. (a)	9,222	268,821
	Wells Fargo & Co. (a)	34,356	1,022,091
			3,038,526
Diversified Financial Services — 5.7%
	Citigroup, Inc. (a)	20,285	512,602
	JPMorgan Chase & Co.	39,400	1,877,410
			2,390,012

2

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Insurance — 6.2%
	ACE Ltd.	14,500	874,205
	American International Group, Inc.	8,451	390,436
	Hartford Financial Services Group, Inc.	5,055	360,270
	Loews Corp. (a)	12,800	539,008
	Prudential Financial, Inc.	5,400	408,834
			2,572,753
Real Estate Investment Trusts (REITs) — 2.3%
	General Growth Properties, Inc. (a)	7,600	311,296
	Plum Creek Timber Co., Inc. (a)	8,900	363,476
	Rayonier, Inc. (a)	6,900	290,007
			964,779
Thrifts & Mortgage Finance — 1.0%
	Fannie Mae (a)	8,000	226,400
	Freddie Mac	8,400	209,244
			435,644
			10,901,641
HEALTH CARE — 6.3%
Biotechnology — 0.5%
	Amgen, Inc. (b)	4,600	192,602

Health Care Providers & Services — 1.8%
	CIGNA Corp. (a)	7,631	325,920
	Medco Health Solutions, Inc. (a)(b)	8,400	416,136
			742,056
Life Sciences Tools & Services — 0.8%
	Thermo Fisher Scientific, Inc. (a)(b)	6,200	358,794

Pharmaceuticals — 3.2%
	Johnson & Johnson	15,200	1,019,768
	Merck & Co., Inc.	8,300	315,732
			1,335,500
			2,628,952
INDUSTRIALS — 9.4%
Aerospace & Defense — 4.9%
	Boeing Co.	2,600	220,636
	Goodrich Corp. (a)	10,400	708,760
	L-3 Communications Holdings, Inc.	3,100	345,495
	United Technologies Corp.	10,696	775,139
			2,050,030

3

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Electrical Equipment — 0.5%
	ABB Ltd., ADR	6,797	208,464
Industrial Conglomerates — 3.2%
	General Electric Co.	31,392	1,026,519
	McDermott International, Inc. (a)(b)	5,600	300,048
			1,326,567
Machinery — 0.8%
	Eaton Corp.	4,100	360,144
			3,945,205
INFORMATION TECHNOLOGY — 6.4%
Computers & Peripherals — 2.6%
	EMC Corp. (b)	19,400	298,760
	Hewlett-Packard Co.	16,800	778,680
			1,077,440
Electronic Equipment & Instruments — 0.2%
	Agilent Technologies, Inc. (a)(b)	3,404	102,835

IT Services — 0.4%
	Visa, Inc., Class A (a)(b)	1,804	150,544

Semiconductors & Semiconductor Equipment — 2.1%
	Intel Corp.	13,600	302,736
	Intersil Corp., Class A (a)	9,700	259,184
	NVIDIA Corp. (a)(b)	6,250	128,437
	Texas Instruments, Inc. (a)	7,000	204,120
			894,477
Software — 1.1%
	BMC Software, Inc. (a)(b)	5,900	205,084
	Electronic Arts, Inc. (a)(b)	4,900	252,203
			457,287
			2,682,583
MATERIALS — 3.9%
Chemicals — 0.8%
	E.I. Du Pont de Nemours & Co. (a)	6,700	327,697

Metals & Mining — 2.1%
	Alcoa, Inc. (a)	11,300	393,014

4

		Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Metals & Mining — (continued)
	Allegheny Technologies, Inc. (a)	1,300	89,479
	Freeport-McMoRan Copper & Gold, Inc. (a)	1,300	147,875
	Nucor Corp.	3,700	279,350
			909,718
Paper & Forest Products — 1.0%
	Weyerhaeuser Co. (a)	6,400	408,832
			1,646,247
TELECOMMUNICATION SERVICES — 5.0%
Diversified Telecommunication Services — 5.0%
	AT&T, Inc.	42,057	1,628,026
	Verizon Communications, Inc. (a)	12,370	475,998
			2,104,024
			2,104,024
UTILITIES — 4.6%
Electric Utilities — 3.0%
	Exelon Corp. (a)	5,600	478,688
	FPL Group, Inc.	8,300	550,207
	PPL Corp.	4,300	206,486
			1,235,381
Multi-Utilities — 1.6%
	PG&E Corp. (a)	7,033	281,320
	Public Service Enterprise Group, Inc. (a)	8,986	394,575
			675,895
			1,911,276

	Total Common Stocks (cost of $37,012,220)		40,118,330
Convertible Preferred Stock — 0.3%
Health Care — 0.3%
Pharmaceuticals — 0.3%
	Schering-Plough Corp., 6.000%	800	144,424

	Total Convertible Preferred Stock (cost of $212,152)		144,424
Securities Lending Collateral — 27.1%
	State Street Navigator Securities Lending Prime Portfolio (c) (7 day yield of 2.790%)	11,346,758	11,346,758

	Total Securities Lending Collateral (cost of $11,346,758)		11,346,758

5

		Par ($)	Value ($)
Short-Term Obligation — 5.2%
	Repurchase agreement with Fixed Income Clearing Corp., dated 04/30/08, due 05/01/08 at 1.880%, collateralized by a U.S. Treasury Obligation maturing 05/15/15, market value of $2,212,706 (repurchase proceeds $2,167,113)	2,167,000	2,167,000

	Total Short-Term Obligation (cost of $2,167,000)		2,167,000

	Total Investments — 128.5% (cost of $50,738,130)(d)(e)		53,776,512

	Other Assets & Liabilities, Net — (28.5)%		(11,926,357)

	Net Assets — 100.0%		41,850,155

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and ask price.

(a)	All or a portion of this security was on loan at April 30, 2008. The total market value of securities on loan at 04/30/2008 is $11,007,078.

(b)	Non-income producing security.

(c)	Investment made with cash collateral received from securities lending activity.

(d)	Cost for federal income tax purposes is $50,738,130.

(e)	Unrealized appreciation and depreciation at April 30, 2008 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$5,767,840	$(2,729,458)	$3,038,382

6

For the nine months ended April 30, 2008, transactions in written option contracts were as follows:

	Number of contracts	Premium received
Options outstanding at July 31, 2007	—	$—
Options written	102	28,108
Options terminated in closing purchase transactions	—	—
Options exercised	(23)	(5,159)
Options expired	(37)	(6,075)
Options bought back	(42)	(16,874)
Options outstanding at April 30, 2008	—	$—

Acronym	Name

ADR	American Depositary Receipt

7

INVESTMENT PORTFOLIO
April 30, 2008 (Unaudited)	CMG Mid Cap Growth Fund

	Shares	Value ($)*
Common Stocks — 96.6%
CONSUMER DISCRETIONARY — 14.6%
Diversified Consumer Services — 0.9%
Apollo Group, Inc., Class A (a)	1,580	80,422
DeVry, Inc.	2,460	140,220
		220,642
Hotels, Restaurants & Leisure — 4.2%
Burger King Holdings, Inc.	4,660	130,014
Ctrip.com International Ltd., ADR	2,222	137,897
Darden Restaurants, Inc.	3,590	127,732
International Game Technology, Inc.	4,350	151,119
Starwood Hotels & Resorts Worldwide, Inc.	2,270	118,517
WMS Industries, Inc. (a)	3,270	118,341
Wynn Resorts Ltd.	1,140	120,088
Yum! Brands, Inc.	4,760	193,637
		1,097,345
Household Durables — 1.0%
NVR, Inc. (a)	195	119,633
Ryland Group, Inc.	4,590	146,788
		266,421
Internet & Catalog Retail — 0.4%
Priceline.com, Inc. (a)	820	104,665
Media — 1.3%
Central European Media Enterprises Ltd., Class A (a)	1,390	147,368
Lamar Advertising Co., Class A (a)	2,630	103,990
Liberty Global, Inc., Class A (a)	2,540	89,891
		341,249
Multiline Retail — 0.7%
J.C. Penney Co., Inc.	2,090	88,825
Nordstrom, Inc.	2,990	105,427
		194,252
Specialty Retail — 4.0%
Abercrombie & Fitch Co., Class A	1,890	140,446
Advance Auto Parts, Inc.	3,450	119,646
Dick’s Sporting Goods, Inc. (a)	3,920	112,112
GameStop Corp., Class A (a)	2,730	150,259
Ross Stores, Inc.	4,010	134,295
TJX Companies, Inc.	5,240	168,833
Urban Outfitters, Inc. (a)	6,020	206,185
		1,031,776

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Textiles, Apparel & Luxury Goods — 2.1%
Coach, Inc. (a)	4,300	152,951
Deckers Outdoor Corp. (a)	980	135,308
NIKE, Inc., Class B	1,960	130,928
Phillips-Van Heusen Corp.	3,090	130,429
		549,616
		3,805,966
CONSUMER STAPLES — 3.5%
Food & Staples Retailing — 0.6%
Kroger Co.	6,110	166,498
Food Products — 1.0%
H.J. Heinz Co.	2,370	111,461
Wm. Wrigley Jr. Co.	1,910	145,466
		256,927
Personal Products — 1.3%
Avon Products, Inc.	5,090	198,612
Bare Escentuals, Inc. (a)	6,350	144,843
		343,455
Tobacco — 0.6%
Loews Corp. - Carolina Group	2,160	141,847
		908,727
ENERGY — 14.7%
Energy Equipment & Services — 7.2%
Cameron International Corp. (a)	4,140	203,812
Core Laboratories N.V. (a)	1,010	126,533
Diamond Offshore Drilling, Inc.	2,460	308,509
FMC Technologies, Inc. (a)	2,080	139,776
IHS, Inc., Class A (a)	2,244	148,216
National-Oilwell Varco, Inc. (a)	5,400	369,630
Noble Corp.	2,940	165,463
Oceaneering International, Inc. (a)	1,680	112,190
Weatherford International Ltd. (a)	3,740	301,706
		1,875,835

2

	Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
Oil, Gas & Consumable Fuels — 7.5%
Chesapeake Energy Corp.	3,660	189,222
Concho Resources, Inc. (a)	4,178	115,187
CONSOL Energy, Inc.	2,410	195,114
Continental Resources, Inc. (a)	7,479	321,373
Denbury Resources, Inc. (a)	9,500	290,320
Frontier Oil Corp.	5,500	136,675
Peabody Energy Corp.	3,420	209,064
Range Resources Corp.	2,200	146,036
Southwestern Energy Co. (a)	5,348	226,274
Williams Companies, Inc.	3,030	107,565
		1,936,830
		3,812,665
FINANCIALS — 5.7%
Capital Markets — 2.8%
BlackRock, Inc., Class A	560	113,002
Janus Capital Group, Inc.	4,320	121,219
T. Rowe Price Group, Inc.	3,640	213,159
Waddell & Reed Financial, Inc., Class A	8,060	272,912
		720,292
Diversified Financial Services — 0.8%
CME Group, Inc.	220	100,639
IntercontinentalExchange, Inc. (a)	750	116,362
		217,001
Real Estate Investment Trusts (REITs) — 1.2%
Macerich Co.	1,430	104,576
Plum Creek Timber Co., Inc.	2,260	92,298
ProLogis	2,000	125,220
		322,094
Real Estate Management & Development — 0.4%
Jones Lang LaSalle, Inc.	1,270	98,565
Thrifts & Mortgage Finance — 0.5%
Hudson City Bancorp, Inc.	6,020	115,163
		1,473,115
HEALTH CARE — 13.2%
Biotechnology — 2.1%
Alexion Pharmaceuticals, Inc. (a)	1,620	114,016
Celgene Corp. (a)	1,710	106,259

3

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Biotechnology — (continued)
Cephalon, Inc. (a)	2,010	125,444
ImClone Systems, Inc. (a)	2,200	102,630
Onyx Pharmaceuticals, Inc. (a)	2,860	100,558
		548,907
Health Care Equipment & Supplies — 3.3%
Beckman Coulter, Inc.	1,447	98,830
Gen-Probe, Inc. (a)	2,406	135,602
Hologic, Inc. (a)	5,318	155,232
Hospira, Inc. (a)	3,310	136,206
Intuitive Surgical, Inc. (a)	637	184,259
Varian Medical Systems, Inc. (a)	3,070	143,922
		854,051
Health Care Providers & Services — 3.9%
CIGNA Corp.	3,740	159,735
Express Scripts, Inc. (a)	3,520	246,470
Laboratory Corp. of America Holdings (a)	2,890	218,542
McKesson Corp.	2,490	129,779
Medco Health Solutions, Inc. (a)	2,630	130,290
Pediatrix Medical Group, Inc. (a)	1,650	112,233
		997,049
Life Sciences Tools & Services — 2.7%
Charles River Laboratories International, Inc. (a)	2,640	153,252
Covance, Inc. (a)	1,320	110,603
Pharmaceutical Product Development, Inc.	4,120	170,650
Thermo Fisher Scientific, Inc. (a)	2,350	135,995
Waters Corp. (a)	2,220	136,441
		706,941
Pharmaceuticals — 1.2%
Allergan, Inc.	3,270	184,330
Forest Laboratories, Inc. (a)	3,690	128,080
		312,410
		3,419,358
INDUSTRIALS — 15.4%
Aerospace & Defense — 3.0%
Goodrich Corp.	2,730	186,049
L-3 Communications Holdings, Inc.	1,330	148,229
Precision Castparts Corp.	2,800	329,168
Rockwell Collins, Inc.	1,780	112,336
		775,782

4

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Air Freight & Logistics — 0.8%
C.H. Robinson Worldwide, Inc.	3,170	198,696
Commercial Services & Supplies — 1.7%
Dun & Bradstreet Corp.	1,110	93,573
Manpower, Inc.	1,680	112,778
Robert Half International, Inc.	3,820	90,534
Stericycle, Inc. (a)	3,100	165,478
		462,363
Construction & Engineering — 1.3%
Foster Wheeler Ltd. (a)	5,380	342,652
Electrical Equipment — 2.9%
AMETEK, Inc.	3,230	156,720
First Solar, Inc. (a)	560	163,514
General Cable Corp. (a)	2,000	134,000
Roper Industries, Inc.	2,830	175,799
SunPower Corp., Class A (a)	1,310	114,324
		744,357
Industrial Conglomerates — 1.0%
McDermott International, Inc. (a)	5,120	274,330
Machinery — 4.2%
AGCO Corp. (a)	1,610	96,809
Bucyrus International, Inc., Class A	1,080	136,004
Cummins, Inc.	4,920	308,238
Flowserve Corp.	1,400	173,726
Joy Global, Inc.	3,155	234,259
Manitowoc Co., Inc.	3,480	131,614
		1,080,650
Road & Rail — 0.5%
Landstar System, Inc.	2,470	128,341
		4,007,171

5

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — 16.8%
Communications Equipment — 1.6%
Harris Corp.	3,160	170,735
Juniper Networks, Inc. (a)	4,240	117,109
Research In Motion Ltd. (a)	1,020	124,062
		411,906
Electronic Equipment & Instruments — 1.4%
Agilent Technologies, Inc. (a)	4,370	132,018
Amphenol Corp., Class A	2,670	123,300
Tyco Electronics Ltd.	2,990	111,856
		367,174
Internet Software & Services — 0.9%
Equinix, Inc. (a)	1,360	122,971
VeriSign, Inc. (a)	3,320	119,686
		242,657
IT Services — 4.0%
Alliance Data Systems Corp. (a)	2,440	140,080
Cognizant Technology Solutions Corp., Class A (a)	5,090	164,153
Fiserv, Inc. (a)	2,680	135,474
Global Payments, Inc.	2,450	108,437
Mastercard, Inc., Class A	860	239,218
Paychex, Inc.	3,460	125,840
Total System Services, Inc.	4,880	116,144
		1,029,346
Semiconductors & Semiconductor Equipment — 3.5%
Analog Devices, Inc.	3,250	104,683
ASML Holding N.V., N.Y. Registered Shares	4,230	119,963
Lam Research Corp. (a)	3,400	138,856
Marvell Technology Group Ltd. (a)	8,190	106,061
Maxim Integrated Products, Inc.	6,000	126,180
Microchip Technology, Inc.	3,130	115,027
NVIDIA Corp. (a)	9,955	204,575
		915,345
Software — 5.4%
Adobe Systems, Inc. (a)	3,530	131,634
Autodesk, Inc. (a)	2,807	106,666
BMC Software, Inc. (a)	3,580	124,441
Citrix Systems, Inc. (a)	2,978	97,529
Electronic Arts, Inc. (a)	3,210	165,219
FactSet Research Systems, Inc.	3,250	195,097

6

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Software — (continued)
	Intuit, Inc. (a)	5,610	151,302
	McAfee, Inc. (a)	5,070	168,577
	Salesforce.com, Inc. (a)	1,720	114,776
	UBISOFT Entertainment (a)	1,310	130,799
			1,386,040
			4,352,468
MATERIALS — 7.0%
Chemicals — 4.8%
	Agrium, Inc.	1,760	139,040
	Intrepid Potash, Inc. (a)	365	17,334
	Monsanto Co.	2,270	258,825
	Mosaic Co. (a)	1,350	165,388
	Potash Corp. of Saskatchewan, Inc.	2,060	378,937
	Syngenta AG, ADR	2,420	143,216
	Wacker Chemie AG	560	137,887
			1,240,627
Metals & Mining — 2.2%
	Agnico-Eagle Mines Ltd.	1,700	106,165
	Allegheny Technologies, Inc.	1,289	88,722
	Cleveland-Cliffs, Inc.	1,460	234,184
	Freeport-McMoRan Copper & Gold, Inc.	1,367	155,496
			584,567
			1,825,194
TELECOMMUNICATION SERVICES — 3.2%
Wireless Telecommunication Services — 3.2%
	American Tower Corp., Class A (a)	7,086	307,674
	Crown Castle International Corp. (a)	4,810	186,868
	Leap Wireless International, Inc. (a)	1,900	101,593
	Millicom International Cellular SA (a)	1,260	136,093
	Mobile TeleSystems OJSC, ADR	1,400	108,612
			840,840
			840,840
UTILITIES — 2.5%
Electric Utilities — 1.4%
	ITC Holdings Corp.	2,319	129,354
	PPL Corp.	4,800	230,496
			359,850

7

		Shares	Value ($)
Common Stocks — (continued)
UTILITIES — (continued)
Gas Utilities — 0.7%
	Questar Corp.	2,910	180,507
Independent Power Producers & Energy Traders — 0.4%
	Constellation Energy Group, Inc.	1,200	101,580
			641,937
	Total Common Stocks (cost of $19,938,598)		25,087,441

		Par ($)
Short-Term Obligation — 3.3%
	Repurchase agreement with Fixed Income Clearing Corp., dated 04/30/08, due 05/01/08 at 1.880%, collateralized by U.S. Treasury Obligations maturing 02/15/17, market value $859,000 (repurchase proceeds $841,000)	841,000	841,000

	Total Short-Term Obligation (cost of $841,000)		841,000

	Total Investments — 99.9% (cost of $20,779,598)(b)(c)		25,928,441

	Other Assets & Liabilities, Net — 0.1%		38,139

	Net Assets — 100.0%		25,966,580

8

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and ask price.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or  that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at  fair value, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $20,779,598.

(c)	Unrealized appreciation and depreciation at April 30, 2008 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$5,728,589	$(579,746)	$5,148,843

For the nine  months ended April 30, 2008, transactions in written options were as follows:

	Number of contracts	Premium received
Options outstanding at July 31, 2007	—	$—
Options written	55	19,563
Options terminated in closing purchase transactions	(55)	(19,563)
Options exercised	—	—
Options expired	—	—
Options outstanding at April 30, 2008	—	$—

Acronym	Name

ADR	American Depositary Receipt

9

INVESTMENT PORTFOLIO

April 30, 2008 (Unaudited)	CMG Mid Cap Value Fund

		Shares	Value ($)*
Common Stocks — 94.7%
CONSUMER DISCRETIONARY — 8.5%
Auto Components — 1.9%
	BorgWarner, Inc.	3,300	162,195
	Johnson Controls, Inc.	5,050	178,063
			340,258
Automobiles — 0.7%
	Ford Motor Co. (a)	15,600	128,856
Hotels, Restaurants & Leisure — 1.9%
	Royal Caribbean Cruises Ltd.	6,100	194,590
	Starwood Hotels & Resorts Worldwide, Inc.	2,825	147,493
			342,083
Leisure Equipment & Products — 0.7%
	Hasbro, Inc.	3,800	135,128
Media — 0.7%
	Regal Entertainment Group, Class A	6,300	119,448
Multiline Retail — 1.7%
	Macy’s, Inc.	7,316	185,022
	Saks, Inc. (a)	10,000	130,100
			315,122
Textiles, Apparel & Luxury Goods — 0.9%
	Polo Ralph Lauren Corp.	2,600	161,486
			1,542,381
CONSUMER STAPLES — 10.3%
Beverages — 2.2%
	Fomento Economico Mexicano SAB de CV, ADR	4,575	198,784
	Pepsi Bottling Group, Inc.	5,800	195,518
			394,302
Food & Staples Retailing — 1.6%
	BJ’s Wholesale Club, Inc. (a)	4,200	160,104
	Kroger Co.	4,850	132,162
			292,266
Food Products — 3.9%
	ConAgra Foods, Inc.	8,000	188,480
	Dean Foods Co. (a)	7,200	167,328
	Hershey Co.	3,400	127,092

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Food Products — (continued)
	Smithfield Foods, Inc. (a)	3,000	86,040
	Tyson Foods, Inc., Class A	7,800	138,840
			707,780
Household Products — 0.8%
	Clorox Co.	2,950	156,350
Personal Products — 1.8%
	Avon Products, Inc.	5,300	206,806
	Estee Lauder Companies, Inc., Class A	2,800	127,708
			334,514
			1,885,212
ENERGY — 9.0%
Energy Equipment & Services — 1.8%
	National-Oilwell Varco, Inc. (a)	1,750	119,787
	Rowan Companies, Inc.	2,625	102,349
	Tidewater, Inc.	1,700	110,874
			333,010
Oil, Gas & Consumable Fuels — 7.2%
	Cabot Oil & Gas Corp.	2,500	142,425
	Forest Oil Corp. (a)	3,700	218,041
	Hess Corp.	3,875	411,525
	Newfield Exploration Co. (a)	2,800	170,128
	Peabody Energy Corp.	2,200	134,486
	Tesoro Corp.	3,000	75,420
	Williams Companies, Inc.	4,600	163,300
			1,315,325
			1,648,335
FINANCIALS — 23.2%
Capital Markets — 1.9%
	Ameriprise Financial, Inc.	5,600	265,944
	Lazard Ltd., Class A	2,200	86,108
			352,052
Commercial Banks — 8.8%
	Bank of Hawaii Corp.	4,600	252,218
	City National Corp.	3,000	145,560
	Comerica, Inc.	4,675	162,363
	Cullen/Frost Bankers, Inc.	3,725	207,930
	KeyCorp	7,300	176,149
	Marshall & Ilsley Corp.	10,825	270,408

2

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Commercial Banks — (continued)
	SVB Financial Group (a)	3,150	153,279
	TCF Financial Corp.	8,900	154,860
	Zions Bancorporation	1,775	82,271
			1,605,038
Insurance — 5.6%
	ACE Ltd.	3,200	192,928
	Assurant, Inc.	3,000	195,000
	Assured Guaranty Ltd.	3,800	96,102
	Genworth Financial, Inc., Class A	8,200	189,092
	Loews Corp.	4,075	171,598
	Platinum Underwriters Holdings Ltd.	4,700	168,589
			1,013,309
Real Estate Investment Trusts (REITs) — 6.3%
	Alexandria Real Estate Equities, Inc.	1,500	157,545
	Boston Properties, Inc.	950	95,466
	Equity Residential Property Trust	2,700	112,104
	General Growth Properties, Inc.	4,675	191,488
	Plum Creek Timber Co., Inc.	6,000	245,040
	ProLogis	2,400	150,264
	Rayonier, Inc.	4,700	197,541
			1,149,448
Thrifts & Mortgage Finance — 0.6%
	Freddie Mac	4,400	109,604
			4,229,451
HEALTH CARE — 4.8%
Health Care Equipment & Supplies — 1.9%
	Beckman Coulter, Inc.	1,900	129,770
	Cooper Companies, Inc.	1,600	56,000
	Hospira, Inc. (a)	3,675	151,226
			336,996
Health Care Providers & Services — 2.3%
	CIGNA Corp.	3,450	147,350
	Community Health Systems, Inc. (a)	4,175	156,688
	Universal Health Services, Inc., Class B	1,700	106,488
			410,526

3

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Life Sciences Tools & Services — 0.6%
	Varian, Inc. (a)	2,300	117,139
			864,661
INDUSTRIALS — 13.0%
Aerospace & Defense — 2.3%
	AerCap Holdings NV (a)	5,000	86,400
	L-3 Communications Holdings, Inc.	1,100	122,595
	Spirit Aerosystems Holdings, Inc., Class A (a)	7,107	207,311
			416,306
Commercial Services & Supplies — 0.7%
	Equifax, Inc.	3,300	126,291
Construction & Engineering — 1.0%
	Jacobs Engineering Group, Inc. (a)	2,050	176,976
Electrical Equipment — 0.7%
	Cooper Industries Ltd., Class A	2,900	122,931
Industrial Conglomerates — 2.8%
	McDermott International, Inc. (a)	4,300	230,394
	Teleflex, Inc.	1,800	99,162
	Textron, Inc.	3,100	189,131
			518,687
Machinery — 3.7%
	Barnes Group, Inc.	4,318	112,613
	Harsco Corp.	2,150	127,560
	Kennametal, Inc.	5,450	189,497
	Parker Hannifin Corp.	3,150	251,527
			681,197
Marine — 0.9%
	Alexander & Baldwin, Inc.	3,125	156,969
Road & Rail — 0.9%
	Canadian Pacific Railway Ltd.	2,500	172,900
			2,372,257
INFORMATION TECHNOLOGY — 6.7%
Communications Equipment — 0.2%
	Tellabs, Inc. (a)	8,000	41,280
Computers & Peripherals — 1.4%
	Diebold, Inc.	1,000	39,200
	NCR Corp. (a)	8,600	211,818
			251,018

4

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Electronic Equipment & Instruments — 1.7%
	Agilent Technologies, Inc. (a)	2,193	66,251
	Arrow Electronics, Inc. (a)	5,325	144,893
	Mettler-Toledo International, Inc. (a)	1,000	95,260
			306,404
Semiconductors & Semiconductor Equipment — 1.7%
	Intersil Corp., Class A	3,000	80,160
	KLA-Tencor Corp.	1,550	67,704
	NVIDIA Corp. (a)	4,650	95,557
	Spansion, Inc., Class A (a)	7,600	25,080
	Verigy Ltd. (a)	1,583	33,829
			302,330
Software — 1.7%
	Activision, Inc. (a)	5,233	141,553
	Electronic Arts, Inc. (a)	2,625	135,109
	Synopsys, Inc. (a)	1,750	40,442
			317,104
			1,218,136
MATERIALS — 6.1%
Chemicals — 3.2%
	Air Products & Chemicals, Inc.	3,050	300,212
	Albemarle Corp.	2,825	105,683
	PPG Industries, Inc.	2,900	177,973
			583,868
Containers & Packaging — 1.5%
	Crown Holdings, Inc. (a)	4,700	126,148
	Packaging Corp. of America	6,600	145,068
			271,216
Metals & Mining — 0.4%
	Allegheny Technologies, Inc.	1,200	82,596
Paper & Forest Products — 1.0%
	Weyerhaeuser Co.	2,800	178,864
			1,116,544

5

		Shares	Value ($)
Common Stocks — (continued)
UTILITIES — 13.1%
Electric Utilities — 6.1%
	American Electric Power Co., Inc.	5,800	258,854
	Edison International	4,875	254,329
	Entergy Corp.	1,700	195,262
	FPL Group, Inc.	1,775	117,665
	PPL Corp.	5,725	274,914
			1,101,024
Gas Utilities — 0.8%
	AGL Resources, Inc.	4,475	152,150
Independent Power Producers & Energy Traders — 1.7%
	Mirant Corp. (a)	4,500	184,995
	Reliant Energy, Inc. (a)	5,000	128,700
			313,695
Multi-Utilities — 4.5%
	PG&E Corp.	6,925	277,000
	Public Service Enterprise Group, Inc.	3,500	153,685
	Sempra Energy	3,775	213,929
	Wisconsin Energy Corp.	3,700	175,602
			820,216
			2,387,085

	Total Common Stocks (cost of $14,746,793)		17,264,062
Investment Company — 2.0%
	iShares Russell Midcap Value Index Fund	2,700	368,145

	Total Investment Company (cost of $365,040)		368,145

		Par ($)
Convertible Bond — 0.2%
CONSUMER DISCRETIONARY — 0.2%
Automobiles — 0.2%
Ford Motor Co.
	4.250% 12/15/36	38,000	42,227
	Total Convertible Bond (cost of $39,970)		42,227
Short-Term Obligation — 3.2%
	Repurchase agreement with Fixed Income Clearing Corp., dated 04/30/08, due 05/01/08 at 1.880%, collateralized by U.S. Treasury Obligations maturing 02/15/21, market value $601,174 (repurchase proceeds $586,031)	586,000	586,000

6

Value ($)
Total Short-Term Obligation (cost of $586,000)	586,000

Total Investments — 100.1% (cost of $15,737,803)(b)(c)	18,260,434

Other Assets & Liabilities, Net — (0.1)%	(23,215)

Net Assets — 100.0%	18,237,219

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and ask price.

Investments in other open-end investment companies are valued at net asset value.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $15,737,803.

(c)	Unrealized appreciation and depreciation at April 30, 2008 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$3,508,027	$(985,396)	$2,522,631

For the nine months ended April 30, 2008, transactions in written option contracts were as follows:

	Number of contracts	Premium received
Options outstanding at July 31, 2007	—	$—
Options written	10	2,175
Options expired	(10)	(2,175)
Options outstanding at April 30, 2008	—	$—

7

Acronym	Name

ADR	American Depositary Receipt

8

INVESTMENT PORTFOLIO

April 30, 2008 (Unaudited)	CMG Short Term Bond Fund

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes — 30.9%
COMMUNICATIONS — 3.0%
Media — 0.8%
Comcast Corp.
	5.500% 03/15/11	150,000	151,013
	5.850% 01/15/10	600,000	612,300
Time Warner Entertainment Co. LP
	7.250% 09/01/08	625,000	629,748
			1,393,061
Telecommunication Services — 2.2%
AT&T, Inc.
	4.125% 09/15/09	1,000,000	1,002,599
British Telecommunications PLC
	5.150% 01/15/13	500,000	502,235
Deutsche Telekom International Finance BV
	3.875% 07/22/08	600,000	599,753
Telefonica Emisones SAU
	5.984% 06/20/11	650,000	663,727
Vodafone Group PLC
	7.750% 02/15/10	800,000	844,228
			3,612,543
			5,005,604
CONSUMER CYCLICAL — 1.5%
Retail — 1.5%
Target Corp.
	6.350% 01/15/11	1,000,000	1,048,727
Wal-Mart Stores, Inc.
	6.875% 08/10/09	1,350,000	1,409,045
			2,457,772
			2,457,772
CONSUMER NON-CYCLICAL — 2.2%
Beverages — 1.0%
Coca-Cola Enterprises, Inc.
	5.750% 11/01/08	725,000	732,616
Diageo Capital PLC
	4.375% 05/03/10	950,000	957,284
			1,689,900

1

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Food — 0.8%
ConAgra Foods, Inc.
	7.875% 09/15/10	700,000	753,604
Kraft Foods, Inc.
	5.625% 08/11/10	625,000	641,434
			1,395,038
Healthcare Services — 0.4%
UnitedHealth Group, Inc.
	4.125% 08/15/09	650,000	648,961
			3,733,899
ENERGY — 1.3%
Oil & Gas — 0.9%
Conoco Funding Co.
	6.350% 10/15/11	775,000	828,070
Valero Energy Corp.
	6.875% 04/15/12	575,000	607,063
			1,435,133
Oil & Gas Services — 0.2%
Weatherford International Ltd.
	5.150% 03/15/13	425,000	426,614
Pipelines — 0.2%
TransCanada Pipelines Ltd.
	6.125% 02/19/10	350,000	363,773
			2,225,520
FINANCIALS — 17.4%
Banks — 5.2%
Barclays Bank PLC
	7.400% 12/15/09	1,300,000	1,369,515
Fifth Third Bank
	4.200% 02/23/10	1,000,000	996,227
Mellon Funding Corp.
	3.250% 04/01/09	1,175,000	1,165,658
PNC Funding Corp.
	4.500% 03/10/10(a)	1,300,000	1,295,466
Regions Financial Corp.
	4.500% 08/08/08	790,000	791,922
SunTrust Banks, Inc.
	4.250% 10/15/09	1,425,000	1,418,587

2

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Banks — (continued)
U.S. Bank National Association
	6.375% 08/01/11	250,000	265,538
Wells Fargo & Co.
	3.120% 08/15/08	810,000	807,443
	4.000% 08/15/08	600,000	599,890
			8,710,246
Commercial Banks — 0.7%
American Express Bank FSB
	5.500% 04/16/13	1,200,000	1,200,258
Diversified Financial Services — 7.9%
Capital One Bank
	5.750% 09/15/10	925,000	928,864
Citigroup, Inc.
	4.250% 07/29/09	825,000	822,055
Countrywide Home Loans, Inc.
	4.125% 09/15/09	600,000	560,446
Credit Suisse First Boston USA, Inc.
	4.875% 08/15/10	1,300,000	1,321,572
General Electric Capital Corp.
	4.875% 10/21/10	1,500,000	1,537,434
Goldman Sachs Group, Inc.
	4.500% 06/15/10	1,200,000	1,199,230
HSBC Finance Corp.
	7.000% 05/15/12	1,300,000	1,372,530
JPMorgan Chase & Co.
	3.800% 10/02/09	1,100,000	1,085,544
Lehman Brothers Holdings, Inc.
	3.950% 11/10/09	1,100,000	1,079,411
Merrill Lynch & Co., Inc.
	4.125% 01/15/09	1,000,000	991,352
Morgan Stanley
	3.875% 01/15/09	1,200,000	1,200,307
National Rural Utilities Cooperative Finance Corp.
	5.750% 08/28/09	675,000	689,346
SLM Corp.
	4.000% 01/15/09(a)	400,000	386,462
			13,174,553

3

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Insurance — 2.4%
Allstate Corp.
	7.200% 12/01/09	1,050,000	1,098,357
American International Group, Inc.
	2.875% 05/15/08	1,000,000	999,566
Berkshire Hathaway Finance Corp.
	4.125% 01/15/10	785,000	792,277
Genworth Financial, Inc.
	4.750% 06/15/09	600,000	598,242
Principal Life Income Funding Trusts
	5.300% 04/24/13	475,000	480,820
			3,969,262
Real Estate Investment Trusts (REITs) — 0.4%
Simon Property Group LP
	4.875% 03/18/10	600,000	599,605
Savings & Loans — 0.8%
Western Financial Bank
	9.625% 05/15/12(a)	1,325,000	1,395,467
			29,049,391
INDUSTRIALS — 1.9%
Aerospace & Defense — 0.6%
United Technologies Corp.
	6.500% 06/01/09	970,000	1,001,646
Machinery — 1.0%
Caterpillar Financial Services Corp.
	4.300% 06/01/10	1,175,000	1,185,881
John Deere Capital Corp.
	5.100% 01/15/13	400,000	408,454
			1,594,335
Miscellaneous Manufacturing — 0.1%
3M Co.
	5.125% 11/06/09	225,000	232,215
Transportation — 0.2%
Union Pacific Corp.
	3.875% 02/15/09	415,000	414,867
			3,243,063

4

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
TECHNOLOGY — 0.9%
Computers — 0.5%
International Business Machines Corp.
	4.950% 03/22/11	800,000	827,680
Networking & Telecom Equipment — 0.4%
Cisco Systems,Inc.
	5.250% 02/22/11	700,000	723,398
			1,551,078
UTILITIES — 2.7%
Electric — 2.4%
American Electric Power Co., Inc.
	5.375% 03/15/10	800,000	813,402
Consolidated Edison Co. of New York
	4.700% 06/15/09	1,000,000	1,009,403
Dominion Resources, Inc.
	5.125% 12/15/09	450,000	455,531
	5.687% 05/15/08(b)	400,000	400,134
Exelon Generation Co. LLC
	6.950% 06/15/11	600,000	629,058
Pacific Gas & Electric Co.
	4.200% 03/01/11	725,000	720,393
			4,027,921
Gas — 0.3%
Sempra Energy
	4.750% 05/15/09	484,000	485,080
			4,513,001

	Total Corporate Fixed-Income Bonds & Notes (cost of $51,512,209)		51,779,327
Asset-Backed Securities — 21.0%
AmeriCredit Automobile Receivables Trust
	4.050% 02/06/10	16,635	16,628
	4.870% 12/06/10	657,995	650,712
	5.190% 11/06/11	1,600,000	1,549,930
	5.210% 10/06/11	702,507	685,697
	5.420% 08/08/11	900,000	883,244
Americredit Prime Automobile Receivable
	5.270% 11/08/11	1,000,000	1,012,499

5

		Par ($)	Value ($)
Asset-Backed Securities — (continued)
Cityscape Home Equity Loan Trust
	7.380% 07/25/28	429,406	428,425
	7.410% 05/25/28	49,810	49,662
CPS Auto Trust
	5.040% 09/15/11(c)	400,000	380,432
Daimler Chrysler Auto Trust
	4.980% 02/08/11	1,200,000	1,210,720
	5.280% 03/08/13	1,600,000	1,605,582
Fifth Third Auto Trust
	4.070% 01/17/12	1,400,000	1,382,719
Ford Credit Auto Owner Trust
	5.050% 03/15/10	1,323,398	1,331,294
Franklin Auto Trust
	5.040% 01/20/11	801,076	806,697
GE Equipment Midticket LLC
	4.530% 06/14/11	2,000,000	2,004,770
Harley-Davidson Motorcycle Trust
	2.760% 05/15/11	321,541	319,801
Hyundai Auto Receivables Trust
	5.110% 04/15/11	770,000	777,688
IMC Home Equity Loan Trust
	7.500% 04/25/26	158,911	158,850
	7.520% 08/20/28	449,569	448,763
Long Beach Auto Receivables Trust
	4.050% 04/15/11	1,016,136	1,018,147
Nissan Auto Lease Trust
	5.200% 05/17/10	1,000,000	1,007,484
Nissan Auto Receivables Owner Trust
	5.220% 11/15/11	3,150,000	3,194,856
Pinnacle Capital Asset Trust
	5.770% 05/25/10(c)	870,000	869,241
SLM Student Loan Trust
	2.860% 03/15/17(b)	929,604	915,914
	2.880% 12/15/20(b)	1,532,000	1,460,058
Triad Auto Receivables Owner Trust
	4.220% 06/12/12	2,300,000	2,230,738
UCFC Home Equity Loan
	6.315% 04/15/30	294,833	294,487
USAA Auto Owner Trust
	4.130% 11/15/11	2,360,966	2,367,820
	4.170% 02/15/11	1,430,000	1,434,676

6

		Par ($)	Value ($)
Asset-Backed Securities — (continued)
	4.890% 08/15/12	2,955,000	2,982,547
	5.070% 06/15/13	750,000	750,670
Wachovia Auto Loan Owner Trust
	5.080% 04/20/12(c)	1,000,000	1,005,095

	Total Asset-Backed Securities (cost of $35,197,236)		35,235,846

Collateralized Mortgage Obligations — 19.6%
AGENCY — 6.6%
Federal Home Loan Mortgage Corp.
	4.000% 09/15/15	400,932	402,447
	4.500% 02/15/15	720,045	728,501
	5.000% 09/15/24	705,301	711,995
	5.000% 05/15/26	153,177	154,912
	5.500% 02/15/25	1,632,046	1,662,957
	5.500% 12/15/26	613,466	624,315
	6.000% 06/15/25	991,027	1,010,108
	6.000% 05/15/27	1,126,583	1,149,111
Federal National Mortgage Association
	5.500% 07/25/25	1,405,806	1,429,356
	6.000% 06/25/27	1,119,014	1,137,222
Government National Mortgage Association
	5.000% 06/20/28	1,940,000	1,961,114
			10,972,038
NON - AGENCY — 13.0%
Bear Stearns Adjustable Rate Mortgage Trust
	3.563% 06/25/34(b)	1,000,000	976,585
Bear Stearns Asset Backed Securities Trust
	5.000% 01/25/34(b)	667,650	582,063
Chase Mortgage Finance Corp.
	5.681% 03/25/37(b)	961,729	946,167
Countrywide Alternative Loan Trust
	5.250% 08/25/35	713,147	676,157
	5.500% 02/25/36	1,988,459	1,800,598
Countrywide Home Loan Mortgage Pass Through Trust
	5.378% 05/25/37(b)	824,710	760,950
	5.497% 01/25/36(b)	1,096,495	1,064,647
	6.000% 12/25/36	486,550	489,127
JPMorgan Mortgage Trust
	5.753% 04/25/36(b)	1,382,930	1,354,015
	6.045% 10/25/36(b)	2,808,748	2,761,433

7

		Par ($)	Value ($)
Collateralized Mortgage Obligations — (continued)
NON - AGENCY — (continued)
MASTR Asset Securitization Trust
	5.750% 05/25/36	1,282,015	1,284,679
PNC Mortgage Securities Corp.
	0.110% 04/28/27(b)(c)	5,357	5,304
Residential Accredit Loans, Inc.
	5.750% 01/25/36	242,169	234,737
SACO I, Inc.
	7.000% 08/25/36(c)	75,865	75,296
Structured Adjustable Rate Mortgage Loan Trust
	5.800% 07/25/36(b)	2,438,803	2,008,777
Structured Asset Securities Corp.
	5.750% 04/25/33	551,972	513,065
Washington Mutual Mortgage Pass-Through Certificates
	5.647% 11/25/36(b)	2,072,129	2,026,718
	5.874% 07/25/37(b)	2,603,413	2,511,821
Wells Fargo Mortgage Backed Securities Trust
	5.241% 04/25/36(b)	501,401	494,069
	6.000% 07/25/37	1,308,640	1,266,586
			21,832,794

	Total Collateralized Mortgage Obligations (cost of $33,794,194)		32,804,832

Commercial Mortgage-Backed Securities — 10.9%
Bear Stearns Cmmercial Mortgage Securities, Inc.
	3.869% 02/11/41	3,425,000	3,406,948
Capco America Securitization Corp.
	6.260% 10/15/30	672,658	675,235
CS First Boston Mortgage Securities Corp.
	4.512% 07/15/37	800,000	794,150
	5.017% 08/15/38	350,000	350,432
First Union National Bank Commercial Mortgage
	7.841% 05/17/32	1,938,217	2,026,735
JPMorgan Chase Commercial Mortgage Securities Corp.
	4.914% 07/12/37	1,494,602	1,496,317
	5.538% 02/12/49	1,776,413	1,785,723
	6.812% 01/15/30	700,000	729,297

8

		Par ($)	Value ($)
Commercial Mortgage-Backed Securities — (continued)
LB-UBS Commercial Mortgage Trust
	5.642% 12/15/25	390,526	394,714
Merrill Lynch Mortgage Trust
	4.446% 09/12/42	1,453,823	1,450,757
Merrill Lynch/Countrywide Commercial Mortgage Trust
	5.549% 06/12/50(b)	1,805,536	1,814,878
Morgan Stanley Capital I
	7.020% 03/15/32	895,385	905,178
Prudential Securities Secured Financing Corp.
	6.480% 11/01/31	729,465	731,946
	7.700% 06/16/31(b)	1,700,000	1,751,027

	Total Commercial Mortgage-Backed Securities (cost of $18,193,155)		18,313,337

Mortgage-Backed Securities — 8.6%
Federal Home Loan Mortgage Corp.
	4.000% 05/01/11	1,194,871	1,207,099
	4.500% 03/01/21	1,463,098	1,445,790
	5.000% 06/01/22	923,914	930,232
	5.500% 01/01/21	338,835	345,821
	5.500% 07/01/21	92,956	94,726
	5.500% 08/01/21	1,053,734	1,073,797
	5.500% 09/01/21	773,474	788,201
	5.500% 01/01/22	769,116	783,606
	5.500% 03/01/22	806,344	821,536
	6.000% 07/01/08	523	525
	6.000% 11/01/14	5,399	5,581
	6.000% 08/01/21	455,678	469,766
	6.000% 02/01/22	426,385	439,481
	6.000% 06/01/22	939,063	967,907
	6.000% 08/01/22	559,396	576,578
	6.000% 10/01/22	872,103	898,890
Federal National Mortgage Association
	5.000% 06/01/20	1,049,546	1,057,602
	5.500% 11/01/21	331,816	338,304
	6.000% 03/01/09	14,361	14,756
	6.000% 05/01/09	134,590	138,294
	TBA
	5.500% 05/01/23(d)	1,700,000	1,730,813
Small Business Administration
	2.875% 03/25/22(b)	71,421	71,545
	2.875% 06/25/22(b)	163,495	163,785

	Total Mortgage-Backed Securities (cost of $14,102,977)		14,364,635

9

		Par ($)	Value ($)
Government & Agency Obligations — 8.3%
FOREIGN GOVERNMENT OBLIGATIONS — 0.9%
Morocco Government AID Bond
	3.094% 05/01/23(b)	310,000	296,837
Province of Quebec
	5.000% 07/17/09(a)	875,000	895,187
United Mexican States
	4.625% 10/08/08	325,000	327,763
			1,519,787
U.S. GOVERNMENT AGENCIES — 4.6%
Federal Home Loan Bank
	5.250% 06/11/10(a)	1,100,000	1,154,745
Federal Home Loan Mortgage Corp.
	5.500% 09/15/11	1,750,000	1,876,908
Federal National Mortgage Association
	5.000% 04/20/09(b)	1,400,000	1,430,732
	5.375% 08/15/09(e)	100,000	103,196
	6.250% 02/01/11	3,000,000	3,198,915
			7,764,496
U.S. GOVERNMENT OBLIGATIONS — 2.8%
U.S. Treasury Inflation Indexed Bond
	3.500% 01/15/11(a)	1,191,866	1,297,178
U.S. Treasury Notes
	3.875% 10/31/12(a)	3,200,000	3,319,002
			4,616,180

	Total Government & Agency Obligations (cost of $13,928,329)		13,900,463

		Shares
Securities Lending Collateral — 5.0%
	State Street Navigator Securities Lending Prime Portfolio (f) (7 day yield of 2.790%)	8,324,890	8,324,890

	Total Securities Lending Collateral (cost of $8,324,890)		8,324,890

10

		Par ($)	Value ($)
Short-Term Obligation — 2.1%
	Repurchase agreement with Fixed Income Clearing Corp., dated 04/30/08, due 05/01/08 at 1.90%, collateralized by U.S. Government Agency Obligation maturing 07/15/36, market value $3,577,663 (repurchase proceeds $3,507,185)	3,507,000	3,507,000

	Total Short-Term Obligation (cost of $3,507,000)		3,507,000

	Total Investments — 106.4% (cost of $178,559,990)(g)(h)		178,230,330

	Other Assets & Liabilities, Net (6.4)%		(10,752,682)

	Net Assets — 100.0%		167,477,648

Notes to Schedule Investment:

*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

(a)	All or a portion of this security was on loan at April 30, 2008. The total market value of securities on loan at April 30, 2008 is $8,047,872.

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at April 30, 2008.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2008, these securities, which are not illiquid, amounted to $2,335,368, which represents 1.4% of net assets.

(d)	Security purchased on a delayed delivery basis.

(e)	All or a portion of this security is held as collateral for open futures contracts.

(f)	Investment made with cash collateral received from securities lending activity.

(g)	Cost for federal income tax purposes is $178,820,948.

11

(h)	Unrealized appreciation and depreciation at April 30, 2008 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$1,174,573	$(1,765,191)	$(590,618)

At April 30, 2008, the Fund held the following open long futures contract:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Depreciation
U.S. Treasury Notes 2-Year	63	$13,399,313	$13,422,705	Jun-2008	$(23,392)

Acronym	Name

TBA	To Be Announced

12

INVESTMENT PORTFOLIO
April 30, 2008 (Unaudited)	CMG Small Cap Growth Fund

	Shares	Value ($)*
Common Stocks — 96.5%
CONSUMER DISCRETIONARY — 14.6%
Distributors — 1.3%
Central European Distribution Corp. (a)	5,010	305,209
LKQ Corp. (a)	12,250	266,560
		571,769
Diversified Consumer Services — 1.7%
Capella Education Co. (a)	4,110	265,054
DeVry, Inc.	4,920	280,440
Strayer Education, Inc.	1,000	185,690
		731,184
Hotels, Restaurants & Leisure — 3.9%
Burger King Holdings, Inc.	8,050	224,595
Chipotle Mexican Grill, Inc., Class A (a)	2,490	244,344
Ctrip.com International Ltd., ADR	4,017	249,295
Red Robin Gourmet Burgers, Inc. (a)	7,520	308,921
Sonic Corp. (a)	9,540	209,785
Vail Resorts, Inc. (a)	4,160	203,133
WMS Industries, Inc. (a)	7,640	276,492
		1,716,565
Household Durables — 1.4%
NVR, Inc. (a)	320	196,320
Ryland Group, Inc.	7,750	247,845
Tupperware Brands Corp.	4,190	165,086
		609,251
Internet & Catalog Retail — 1.1%
Priceline.com, Inc. (a)	3,780	482,479
		482,479
Media — 0.4%
Knology, Inc. (a)	15,576	199,684
		199,684
Specialty Retail — 2.0%
Aeropostale, Inc. (a)	6,850	217,762
Dick’s Sporting Goods, Inc. (a)	6,600	188,760
Gymboree Corp. (a)	5,100	220,422
J Crew Group, Inc. (a)	5,200	247,000
		873,944
Textiles, Apparel & Luxury Goods — 2.8%
Deckers Outdoor Corp. (a)	2,600	358,982
Fossil, Inc. (a)	6,290	225,119
Lululemon Athletica, Inc. (a)	5,350	165,690

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Textiles, Apparel & Luxury Goods — (continued)
True Religion Apparel, Inc. (a)	11,720	215,179
Warnaco Group, Inc. (a)	5,330	245,926
		1,210,896
		6,395,772
CONSUMER STAPLES — 1.3%
Personal Products — 1.3%
Bare Escentuals, Inc. (a)	10,720	244,523
Chattem, Inc. (a)	4,750	331,930
		576,453
		576,453
ENERGY — 10.6%
Energy Equipment & Services — 3.9%
Atwood Oceanics, Inc. (a)	5,220	525,602
Core Laboratories N.V. (a)	2,920	365,818
Hercules Offshore, Inc. (a)	9,440	248,838
IHS, Inc., Class A (a)	4,020	265,521
Tesco Corp. (a)	10,950	304,081
		1,709,860
Oil, Gas & Consumable Fuels — 6.7%
Alpha Natural Resources, Inc. (a)	5,010	243,736
Arena Resources, Inc. (a)	8,160	366,384
Berry Petroleum Co., Class A	4,440	219,869
Carrizo Oil & Gas, Inc. (a)	2,550	161,900
Concho Resources, Inc. (a)	11,406	314,463
Foundation Coal Holdings, Inc.	3,640	218,327
Holly Corp.	4,970	206,156
Parallel Petroleum Corp. (a)	18,136	384,302
PetroHawk Energy Corp. (a)	13,090	309,448
Petroleum Development Corp. (a)	3,010	226,442
Ship Finance International Ltd.	9,150	277,428
		2,928,455
		4,638,315
FINANCIALS — 6.2%
Capital Markets — 2.4%
GFI Group, Inc.	22,790	267,782
Greenhill & Co., Inc.	2,750	178,888

2

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Capital Markets — (continued)
Waddell & Reed Financial, Inc., Class A	17,510	592,889
		1,039,559
Commercial Banks — 0.3%
Signature Bank (a)	5,760	151,949
		151,949
Consumer Finance — 0.5%
Cash America International, Inc.	5,550	226,384
		226,384
Insurance — 0.6%
ProAssurance Corp. (a)	4,930	260,945
		260,945
Real Estate Investment Trusts (REITs) — 2.4%
Alexandria Real Estate Equities, Inc.	2,620	275,179
FelCor Lodging Trust, Inc.	10,470	131,817
Home Properties, Inc.	3,860	202,920
Nationwide Health Properties, Inc.	5,270	189,825
Washington Real Estate Investment Trust	6,600	234,498
		1,034,239
		2,713,076
HEALTH CARE — 18.7%
Biotechnology — 5.6%
Alexion Pharmaceuticals, Inc. (a)	6,430	452,543
Applera Corp. - Celera Group (a)	12,760	170,729
Array Biopharma, Inc. (a)	10,911	67,867
BioMarin Pharmaceuticals, Inc. (a)	9,580	349,287
Cepheid, Inc. (a)	6,730	131,706
Onyx Pharmaceuticals, Inc. (a)	10,990	386,408
OSI Pharmaceuticals, Inc. (a)	7,750	268,538
Savient Pharmaceuticals, Inc. (a)	10,811	236,112
United Therapeutics Corp. (a)	4,410	372,645
		2,435,835
Health Care Equipment & Supplies — 5.7%
Abiomed, Inc. (a)	11,130	162,387
Gen-Probe, Inc. (a)	3,956	222,960
Haemonetics Corp. (a)	4,690	268,409
Hologic, Inc. (a)	26,456	772,250
Insulet Corp. (a)	7,698	140,950
Masimo Corp. (a)	6,498	189,417
Micrus Endovascular Corp. (a)	10,750	122,335

3

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Health Care Equipment & Supplies — (continued)
NuVasive, Inc. (a)	11,380	434,147
Spectranetics Corp. (a)	18,050	194,218
		2,507,073
Health Care Providers & Services — 2.9%
HealthExtras, Inc. (a)	11,195	315,923
IPC The Hospitalist Co., Inc. (a)	7,834	183,864
Pediatrix Medical Group, Inc. (a)	5,250	357,105
Psychiatric Solutions, Inc. (a)	12,027	417,457
		1,274,349
Health Care Technology — 0.5%
Phase Forward, Inc. (a)	12,118	222,971
		222,971
Life Sciences Tools & Services — 3.8%
ICON PLC, ADR (a)	16,110	1,159,920
Illumina, Inc. (a)	6,540	509,400
		1,669,320
Pharmaceuticals — 0.2%
Cypress Bioscience, Inc. (a)	15,270	100,477
		100,477
		8,210,025
INDUSTRIALS — 14.8%
Aerospace & Defense — 1.6%
BE Aerospace, Inc. (a)	12,717	513,258
Hexcel Corp. (a)	8,290	185,530
		698,788
Air Freight & Logistics — 0.4%
HUB Group, Inc., Class A (a)	5,635	184,208
		184,208
Commercial Services & Supplies — 3.6%
Advisory Board Co. (a)	4,250	198,135
CoStar Group, Inc. (a)	4,500	215,775
FTI Consulting, Inc. (a)	4,812	307,968
Geo Group, Inc. (a)	7,370	194,936
Huron Consulting Group, Inc. (a)	5,620	235,253
Waste Connections, Inc. (a)	13,280	425,890
		1,577,957
Construction & Engineering — 0.7%
Quanta Services, Inc. (a)	11,130	295,390
		295,390

4

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Electrical Equipment — 1.8%
General Cable Corp. (a)	2,750	184,250
SunPower Corp., Class A (a)	2,380	207,703
Woodward Governor Co.	11,000	386,430
		778,383
Machinery — 5.2%
Actuant Corp., Class A	6,930	234,719
Barnes Group, Inc.	11,240	293,139
Bucyrus International, Inc., Class A	4,490	565,426
Kaydon Corp.	4,570	239,331
Key Technology, Inc. (a)	7,232	222,890
Lindsay Corp. (b)	1,570	163,469
Middleby Corp. (a)	2,780	174,445
RBC Bearings, Inc. (a)	9,261	370,162
		2,263,581
Road & Rail — 1.0%
Genesee & Wyoming, Inc., Class A (a)	6,920	246,906
Landstar System, Inc.	4,170	216,673
		463,579
Transportation Infrastructure — 0.5%
Aegean Marine Petroleum Network, Inc.	5,830	212,037
		212,037
		6,473,923
INFORMATION TECHNOLOGY — 21.9%
Communications Equipment — 1.1%
Comtech Group, Inc. (a)	19,690	256,364
Polycom, Inc. (a)	10,560	236,544
		492,908
Computers & Peripherals — 0.8%
Xyratex Ltd. (a)	16,720	328,882
		328,882
Electronic Equipment & Instruments — 1.7%
Daktronics, Inc.	13,240	195,820
FLIR Systems, Inc. (a)	9,090	312,060
Itron, Inc. (a)	2,590	241,077
		748,957
Internet Software & Services — 4.3%
Ariba, Inc. (a)	26,980	320,253
Equinix, Inc. (a)	3,413	308,604
Omniture, Inc. (a)	8,020	177,728
VistaPrint Ltd. (a)	11,180	380,455

5

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Internet Software & Services — (continued)
Vocus, Inc. (a)	25,433	706,783
		1,893,823
IT Services — 1.0%
Cybersource Corp. (a)	5,790	105,089
Heartland Payment Systems, Inc.	7,388	161,797
Wright Express Corp. (a)	5,610	185,130
		452,016
Semiconductors & Semiconductor Equipment — 5.7%
Atheros Communications, Inc. (a)	11,453	304,879
ATMI, Inc. (a)	5,750	169,280
Hittite Microwave Corp. (a)	6,530	259,241
Kulicke & Soffa Industries, Inc. (a)	22,181	146,173
Microsemi Corp. (a)	9,600	235,200
Monolithic Power Systems, Inc. (a)	11,210	256,709
Netlogic Microsystems, Inc. (a)	5,470	179,361
Novellus Systems, Inc. (a)	10,170	222,316
Tessera Technologies, Inc. (a)	11,100	224,664
Trina Solar Ltd., ADR (a)	4,740	199,933
Verigy Ltd. (a)	14,570	311,361
		2,509,117
Software — 7.3%
Advent Software, Inc. (a)	8,750	348,775
ANSYS, Inc. (a)	8,410	338,334
Blackboard, Inc. (a)	6,060	209,312
Concur Technologies, Inc. (a)	7,981	264,490
FactSet Research Systems, Inc.	4,470	268,334
Jack Henry & Associates, Inc.	6,720	176,602
Magma Design Automation, Inc. (a)	19,115	178,343
Micros Systems, Inc. (a)	5,760	205,344
Net 1 UEPS Technologies, Inc. (a)	6,620	155,173
Solera Holdings, Inc. (a)	8,630	222,740
SPSS, Inc. (a)	7,500	316,800
Synchronoss Technologies, Inc. (a)	10,190	212,665

6

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Software — (continued)
Ultimate Software Group, Inc. (a)	8,460	277,404
		3,174,316
		9,600,019
MATERIALS — 6.1%
Chemicals — 3.1%
CF Industries Holdings, Inc.	4,700	628,390
Intrepid Potash, Inc. (a)	4,060	192,809
Terra Industries, Inc.	10,540	399,044
Zoltek Companies, Inc. (a)	6,080	162,154
		1,382,397
Containers & Packaging — 0.8%
Silgan Holdings, Inc.	6,210	330,869
		330,869
Metals & Mining — 2.2%
Cleveland-Cliffs, Inc.	2,350	376,940
PAN American Silver Corp. (a)	5,500	184,250
Steel Dynamics, Inc.	11,160	388,926
		950,116
		2,663,382
TELECOMMUNICATION SERVICES — 1.8%
Diversified Telecommunication Services — 0.6%
Fairpoint Communications, Inc.	28,330	260,920
		260,920
Wireless Telecommunication Services — 1.2%
SBA Communications Corp., Class A (a)	16,030	518,410
		518,410
		779,330
UTILITIES — 0.5%
Electric Utilities — 0.5%
ITC Holdings Corp.	4,010	223,678
		223,678
		223,678

Total Common Stocks (cost of $35,150,652)		42,273,973

	Contracts
Purchased Put Options — 0.0%
Lindsay Corp.
Strike Price: $105
Expiring: June 2008	1,500	14,700

7

	Contracts	Value ($)
Purchased Put Options — (continued)

Total Purchased Put Option (cost of $11,280)		14,700

	Par ($)
Short-Term Obligation — 5.6%
Repurchase agreement with Fixed Income Clearing Corp., dated 04/30/08, due 05/01/08 at 1.880%, collateralized by a U.S. Treasury Obligation maturing 02/15/17, market value $2,501,838 (repurchase proceeds $2,451,128)	2,451,000	2,451,000

Total Short-Term Obligation (cost of $2,451,000)		2,451,000

Total Investments — 102.1% (cost of $37,612,932)(c)(d)		44,739,673

Other Assets & Liabilities, Net — (2.1)%		(917,840)

Net Assets — 100.0%		43,821,833

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and ask price.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily reliable, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

8

(b)	A portion of this security is pledged as collateral for written option contracts.

(c)	Cost for federal income tax purposes is $37,612,932.

(d)	Unrealized appreciation and depreciation at April 30, 2008, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$8,743,013	$(1,616,272)	$7,126,741

For the nine months ended April 30, 2008, transactions in written option contracts were as follows:

	Number of contracts	Premium received
Options outstanding at July 31, 2007	—	$—
Options written	45	25,049
Options expired	(30)	(8,579)
Options outstanding at April 30, 2008	15	$16,470

At April 30, 2008, the Fund held the following written call option contracts:

Name of Issuer	Strike Price	Number of Contracts	Expiration Date	Premium	Value
Lindsay Corp.	$125	15	09/20/08	$16,470	$11,250
Total written call options (proceeds $16,470)

Acronym	Name

ADR	American Depositary Receipt

9

INVESTMENT PORTFOLIO
April 30, 2008 (Unaudited)	CMG Small Cap Value Fund

		Shares	Value ($)*
Common Stocks — 100.0%
CONSUMER DISCRETIONARY — 8.4%
Auto Components — 1.1%
	American Axle & Manufacturing Holdings, Inc.	2,240	45,114
	BorgWarner, Inc.	3,380	166,127
	Modine Manufacturing Co.	4,320	75,902
			287,143
Distributors — 0.2%
	Building Materials Holding Corp.	9,200	42,872
			42,872
Diversified Consumer Services — 0.4%
	Regis Corp.	3,870	113,004
			113,004
Hotels, Restaurants & Leisure — 1.4%
	Benihana, Inc., Class A (a)	1,395	14,480
	Bob Evans Farms, Inc.	3,800	106,666
	CEC Entertainment, Inc. (a)	3,000	111,600
	Landry’s Restaurants, Inc.	5,070	80,968
	O’Charleys, Inc.	5,020	58,232
			371,946
Household Durables — 2.3%
	American Greetings Corp., Class A	9,520	170,408
	CSS Industries, Inc.	2,720	85,054
	Ethan Allen Interiors, Inc.	3,540	97,244
	Furniture Brands International, Inc.	7,690	104,199
	Skyline Corp.	2,501	68,828
	Universal Electronics, Inc. (a)	3,270	84,039
			609,772
Leisure Equipment & Products — 0.2%
	MarineMax, Inc. (a)	4,430	50,502
	Nautilus Group, Inc.	2,270	8,195
			58,697
Specialty Retail — 2.0%
	America’s Car-Mart, Inc. (a)	12,123	174,450
	Monro Muffler Brake, Inc.	7,000	115,500
	Rent-A-Center, Inc. (a)	8,009	172,434
	Zale Corp. (a)	3,880	80,393
			542,777

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Textiles, Apparel & Luxury Goods — 0.8%
	Delta Apparel, Inc.	3,042	13,385
	Hampshire Group Ltd. (a)	6,138	59,539
	Hartmarx Corp. (a)	10,140	26,770
	Wolverine World Wide, Inc.	4,240	121,857
			221,551
			2,247,762
CONSUMER STAPLES — 5.1%
Beverages — 0.3%
	MGP Ingredients, Inc.	11,537	84,451
			84,451
Food & Staples Retailing — 1.5%
	BJ’s Wholesale Club, Inc. (a)	3,790	144,475
	Ruddick Corp.	2,600	100,620
	Weis Markets, Inc.	5,450	167,369
			412,464
Food Products — 2.9%
	American Italian Pasta Co., Class A (a)	4,777	41,082
	Flowers Foods, Inc.	5,378	139,236
	Fresh Del Monte Produce, Inc. (a)	2,210	70,035
	J & J Snack Foods Corp.	2,090	59,858
	Lancaster Colony Corp.	3,270	124,881
	Lance, Inc.	4,500	94,320
	Maui Land & Pineapple Co., Inc. (a)	3,501	110,282
	Ralcorp Holdings, Inc. (a)	2,360	144,054
			783,748
Personal Products — 0.4%
	NBTY, Inc. (a)	3,410	95,992
			95,992
			1,376,655
ENERGY — 7.6%
Energy Equipment & Services — 3.6%
	Complete Production Services, Inc. (a)	4,153	112,173
	Grey Wolf, Inc. (a)	17,360	108,847
	Key Energy Services, Inc. (a)	5,920	81,104
	Lufkin Industries, Inc.	1,547	116,721
	Oil States International, Inc. (a)	2,190	109,631
	Patterson-UTI Energy, Inc.	3,290	91,923
	TGC Industries, Inc. (a)	5,529	40,252
	Tidewater, Inc.	1,970	128,483
	TriCo Marine Services, Inc. (a)	4,813	181,402
			970,536

2

		Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
Oil, Gas & Consumable Fuels — 4.0%
	Alpha Natural Resources, Inc. (a)	3,050	148,382
	Bois d’Arc Energy, Inc. (a)	4,078	97,464
	Comstock Resources, Inc. (a)	2,540	115,545
	Frontier Oil Corp.	2,550	63,368
	Harvest Natural Resources, Inc. (a)	11,480	108,945
	Holly Corp.	2,010	83,375
	Nordic American Tanker Shipping	2,783	93,843
	Peabody Energy Corp.	1,670	102,087
	Stone Energy Corp. (a)	2,330	141,990
	Swift Energy Co. (a)	1,610	83,945
	Western Refining, Inc.	4,003	40,070
			1,079,014
			2,049,550
FINANCIALS — 29.8%
Capital Markets — 0.6%
	Piper Jaffray Companies, Inc. (a)	3,200	119,232
	Thomas Weisel Partners Group, Inc. (a)	6,079	40,061
			159,293
Commercial Banks — 8.7%
	BancFirst Corp.	2,530	110,637
	BancTrust Financial Group, Inc.	8,022	86,557
	Bank of Granite Corp.	8,967	94,153
	Bryn Mawr Bank Corp.	4,826	94,831
	Cambridge Bancorp	22	611
	Capital Corp. of the West	6,680	45,758
	Capitol Bancorp Ltd.	5,796	99,633
	Chemical Financial Corp.	6,825	165,711
	Columbia Banking System, Inc.	4,200	113,736
	Community Trust Bancorp, Inc.	3,180	95,591
	First Citizens BancShares, Inc., Class A	1,174	165,264
	First Financial Corp.	4,550	144,690
	First National Bank of Alaska	43	81,485
	Mass Financial Corp., Class A (a)	13,010	78,060
	Merchants Bancshares, Inc.	4,747	111,175
	Northfield Bancorp, Inc. (a)	1,201	12,526
	Northrim BanCorp, Inc.	5,164	96,567

3

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Commercial Banks — (continued)
	South Financial Group, Inc.	10,530	63,601
	Sterling Bancorp NY	7,360	120,778
	Taylor Capital Group, Inc.	4,990	74,451
	UMB Financial Corp.	4,230	209,977
	West Coast Bancorp	6,420	82,882
	Whitney Holding Corp.	8,120	190,089
			2,338,763
Consumer Finance — 1.5%
	Advance America Cash Advance Centers, Inc.	17,370	153,030
	Cash America International, Inc.	6,140	250,450
			403,480
Diversified Financial Services — 0.4%
	Medallion Financial Corp.	11,893	101,210
			101,210
Insurance — 8.7%
	American Physicians Capital, Inc.	1,795	83,198
	Amerisafe, Inc. (a)	4,134	58,951
	Baldwin & Lyons, Inc., Class B	4,681	111,267
	CNA Surety Corp. (a)	5,670	75,014
	Delphi Financial Group, Inc., Class A	4,210	114,596
	EMC Insurance Group, Inc.	5,210	152,132
	Harleysville Group, Inc.	3,515	128,122
	Horace Mann Educators Corp.	8,420	142,466
	IPC Holdings Ltd.	4,450	129,540
	Mercury General Corp.	1,800	89,802
	National Western Life Insurance Co., Class A	554	140,506
	Navigators Group, Inc. (a)	2,984	146,216
	Phoenix Companies, Inc.	16,420	213,460
	ProCentury Corp.	9,591	173,885
	RAM Holdings Ltd. (a)	22,408	38,542
	RLI Corp.	2,662	127,776
	Safety Insurance Group, Inc.	3,300	118,470
	Stewart Information Services Corp.	3,530	86,450
	United America Indemnity Ltd., Class A (a)	12,890	199,279
			2,329,672

4

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Real Estate Investment Trusts (REITs) — 4.5%
DuPont Fabros Technology, Inc.	5,836	105,048
Franklin Street Properties Corp.	10,786	159,309
Getty Realty Corp.	4,320	78,235
LaSalle Hotel Properties	4,930	158,105
National Health Investors, Inc.	2,862	87,549
Potlatch Corp.	4,670	209,263
Sun Communities, Inc.	7,330	142,568
SWA Reit Ltd. (a)	8,872	5,264
Universal Health Realty Income Trust	3,820	128,123
Urstadt Biddle Properties, Inc., Class A	8,080	136,310
		1,209,774
Thrifts & Mortgage Finance — 5.4%
Bank Mutual Corp.	13,080	146,365
BankFinancial Corp.	8,050	129,122
Beneficial Mutual Bancorp, Inc. (a)	10,182	103,958
Brookline Bancorp, Inc.	15,300	165,240
Clifton Savings Bancorp, Inc.	7,630	76,300
Corus Bankshares, Inc.	15,012	110,038
ESSA Bancorp, Inc. (a)	5,400	62,856
Flagstar BanCorp, Inc.	23,010	140,821
Home Federal Bancorp, Inc.	10,390	124,057
TrustCo Bank Corp. NY	9,650	84,245
United Financial Bancorp, Inc.	6,813	81,347
Washington Federal, Inc.	4,700	111,907
Westfield Financial, Inc.	11,534	112,110
		1,448,366
		7,990,558
HEALTH CARE — 9.4%
Health Care Equipment & Supplies — 1.8%
Analogic Corp.	1,880	108,269
Haemonetics Corp. (a)	2,840	162,533
STERIS Corp.	7,340	203,392
		474,194
Health Care Providers & Services — 5.3%
Amedisys, Inc. (a)	2,060	106,708
AmSurg Corp. (a)	3,820	97,563
Cross Country Healthcare, Inc. (a)	7,220	86,351
Gentiva Health Services, Inc. (a)	8,550	185,877
Healthspring, Inc. (a)	2,834	47,724
Kindred Healthcare, Inc. (a)	6,600	156,618
Magellan Health Services, Inc. (a)	1,530	59,043

5

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Health Care Providers & Services — (continued)
	NovaMed, Inc. (a)	15,734	65,925
	Owens & Minor, Inc.	3,841	174,074
	Pediatrix Medical Group, Inc. (a)	2,500	170,050
	RehabCare Group, Inc. (a)	5,076	86,292
	Res-Care, Inc. (a)	7,430	121,035
	U.S. Physical Therapy, Inc. (a)	4,300	66,994
			1,424,254
Life Sciences Tools & Services — 1.6%
	Bio-Rad Laboratories, Inc., Class A (a)	1,840	153,364
	PAREXEL International Corp. (a)	7,090	180,086
	Varian, Inc. (a)	1,640	83,525
			416,975
Pharmaceuticals — 0.7%
	Alpharma, Inc., Class A (a)	5,170	127,234
	Sciele Pharma, Inc. (a)	3,570	68,794
			196,028
			2,511,451
INDUSTRIALS — 13.4%
Aerospace & Defense — 1.2%
	AAR Corp. (a)	3,738	87,469
	Esterline Technologies Corp. (a)	2,240	124,679
	Moog, Inc., Class A (a)	2,400	103,464
			315,612
Airlines — 0.6%
	AirTran Holdings, Inc. (a)	7,670	26,155
	JetBlue Airways Corp. (a)	10,325	52,038
	Skywest, Inc.	4,720	89,821
			168,014
Building Products — 1.1%
	Lennox International, Inc.	3,250	107,705
	NCI Building Systems, Inc. (a)	4,340	104,767
	Universal Forest Products, Inc.	2,180	75,668
			288,140
Commercial Services & Supplies — 3.7%
	ABM Industries, Inc.	3,750	78,525
	Casella Waste Systems, Inc., Class A (a)	7,260	77,392
	CBIZ, Inc. (a)	9,832	87,210
	CDI Corp.	2,902	78,934

6

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Commercial Services & Supplies — (continued)
	Consolidated Graphics, Inc. (a)	3,850	223,954
	Healthcare Services Group, Inc.	6,063	92,521
	Kimball International, Inc., Class B	6,180	63,469
	Korn/Ferry International (a)	5,900	110,094
	TeleTech Holdings, Inc. (a)	2,860	65,580
	United Stationers, Inc. (a)	2,320	102,289
			979,968
Construction & Engineering — 1.2%
	EMCOR Group, Inc. (a)	6,480	162,389
	KHD Humboldt Wedag International Ltd. (a)	5,902	171,099
			333,488
Electrical Equipment — 0.8%
	Belden CDT, Inc.	3,140	105,943
	Woodward Governor Co.	2,760	96,959
			202,902
Machinery — 1.4%
	EnPro Industries, Inc. (a)	5,200	188,760
	Harsco Corp.	2,260	134,086
	Kadant, Inc. (a)	2,273	59,280
			382,126
Road & Rail — 2.3%
	Amerco, Inc. (a)	1,650	94,759
	Dollar Thrifty Automotive Group, Inc. (a)	2,530	33,371
	Genesee & Wyoming, Inc., Class A (a)	3,020	107,754
	Heartland Express, Inc.	5,700	88,179
	Ryder System, Inc.	1,220	83,533
	Werner Enterprises, Inc.	10,340	201,113
			608,709
Trading Companies & Distributors — 1.1%
	Kaman Corp.	4,640	125,744
	Watsco, Inc.	3,920	177,851
			303,595
			3,582,554
INFORMATION TECHNOLOGY — 13.2%
Communications Equipment — 1.9%
	Anaren, Inc. (a)	7,933	106,858
	Bel Fuse, Inc., Class B	1,970	51,358
	Black Box Corp.	2,931	87,139

7

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Communications Equipment — (continued)
Comtech Telecommunications Corp. (a)	1,650	63,904
Dycom Industries, Inc. (a)	6,780	97,496
Polycom, Inc. (a)	3,170	71,008
Tollgrade Communications, Inc. (a)	5,180	26,107
		503,870
Computers & Peripherals — 1.2%
Brocade Communications Systems, Inc. (a)	9,930	71,099
Electronics for Imaging, Inc. (a)	5,980	86,231
Emulex Corp. (a)	5,640	73,828
QLogic Corp. (a)	6,230	99,431
		330,589
Electronic Equipment & Instruments — 3.2%
Anixter International, Inc. (a)	3,030	172,619
Benchmark Electronics, Inc. (a)	6,150	109,347
Brightpoint, Inc. (a)	11,056	101,273
CPI International, Inc. (a)	6,170	70,647
MTS Systems Corp.	3,130	107,609
NAM TAI Electronics, Inc.	12,630	130,215
Plexus Corp. (a)	2,900	69,861
Vishay Intertechnology, Inc. (a)	11,020	104,139
		865,710
IT Services — 1.7%
CACI International, Inc., Class A (a)	2,410	120,789
CSG Systems International, Inc. (a)	3,818	46,198
MAXIMUS, Inc.	2,250	85,320
MPS Group, Inc. (a)	18,060	193,784
		446,091
Semiconductors & Semiconductor Equipment — 2.4%
Actel Corp. (a)	6,978	114,997
Advanced Energy Industries, Inc. (a)	3,750	52,500
Asyst Technologies, Inc. (a)	7,903	28,293
ATMI, Inc. (a)	1,680	49,459
Cabot Microelectronics Corp. (a)	1,460	49,713
Exar Corp. (a)	6,210	52,350
Fairchild Semiconductor International, Inc. (a)	4,890	63,766
Kulicke & Soffa Industries, Inc. (a)	78	514

8

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Semiconductors & Semiconductor Equipment — (continued)
	Mattson Technology, Inc. (a)	6,707	32,529
	MKS Instruments, Inc. (a)	3,771	86,167
	RF Micro Devices, Inc. (a)	12,250	41,282
	Ultra Clean Holdings (a)	1,853	19,809
	Varian Semiconductor Equipment Associates, Inc. (a)	1,455	53,297
			644,676
Software — 2.8%
	ACI Worldwide, Inc. (a)	4,310	95,251
	Captaris, Inc. (a)	12,580	60,761
	InterVoice, Inc. (a)	6,350	39,814
	Lawson Software, Inc. (a)	5,140	41,069
	Mentor Graphics Corp. (a)	5,652	56,916
	MSC.Software Corp. (a)	9,920	120,826
	Progress Software Corp. (a)	3,000	90,690
	SPSS, Inc. (a)	2,000	84,480
	Sybase, Inc. (a)	5,470	160,927
			750,734
			3,541,670
MATERIALS — 6.2%
Chemicals — 2.0%
	H.B. Fuller Co.	8,690	200,565
	Minerals Technologies, Inc.	2,540	172,060
	Sensient Technologies Corp.	5,590	166,414
			539,039
Construction Materials — 0.6%
	Eagle Materials, Inc.	4,120	149,474
			149,474
Containers & Packaging — 2.1%
	AptarGroup, Inc.	3,760	166,004
	Greif, Inc., Class A	2,098	135,531
	Greif, Inc., Class B	3,583	203,837
	Packaging Corp. of America	3,244	71,303
			576,675
Metals & Mining — 1.2%
	Carpenter Technology Corp.	1,700	87,176
	Haynes International, Inc. (a)	1,656	103,748
	Worthington Industries, Inc.	7,420	133,634
			324,558

9

		Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Paper & Forest Products — 0.3%
	Mercer International, Inc. (a)	11,080	74,347
			74,347
			1,664,093
TELECOMMUNICATION SERVICES — 0.7%
Diversified Telecommunication Services — 0.3%
	Warwick Valley Telephone Co.	5,650	73,337
			73,337
Wireless Telecommunication Services — 0.4%
	Syniverse Holdings, Inc. (a)	6,358	99,884
			99,884
			173,221
UTILITIES — 6.2%
Electric Utilities — 3.9%
	ALLETE, Inc.	3,810	159,144
	El Paso Electric Co. (a)	7,000	157,990
	Hawaiian Electric Industries, Inc.	5,780	142,477
	Maine & Maritimes Corp. (a)	1,220	43,224
	MGE Energy, Inc.	4,030	140,204
	Otter Tail Corp.	3,101	114,985
	Portland General Electric Co.	5,937	142,488
	UIL Holdings Corp.	4,340	135,842
			1,036,354
Gas Utilities — 0.5%
	WGL Holdings, Inc.	4,400	144,320
			144,320
Multi-Utilities — 1.8%
	Avista Corp.	7,150	146,790
	CH Energy Group, Inc.	6,290	222,414
	NorthWestern Corp.	5,010	124,348
			493,552
			1,674,226

	Total Common Stocks (Cost of $23,456,036)		26,811,740

10

Total Investments — 100.0% (Cost of $23,456,036)(b)(c)	$26,811,740

Other Assets & Liabilities, Net — 0.0%	11,141

Net Assets — 100.0%	$26,822,881

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $23,456,036.

(c)	Unrealized appreciation and depreciation at April 30, 2008, based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$5,952,577	$(2,596,873)	$3,355,704

11

INVESTMENT PORTFOLIO
April 30, 2008 (Unaudited)	CMG Small/Mid Cap Fund

		Shares	Value ($)*
Common Stocks — 96.9%
CONSUMER DISCRETIONARY — 15.0%
Distributors — 1.5%
	Central European Distribution Corp. (a)	1,670	101,736
	LKQ Corp. (a)	3,100	67,456
			169,192
Diversified Consumer Services — 1.2%
	DeVry, Inc.	1,280	72,960
	Strayer Education, Inc.	340	63,135
			136,095
Hotels, Restaurants & Leisure — 3.4%
	Burger King Holdings, Inc.	2,090	58,311
	Ctrip.com International Ltd., ADR	1,081	67,087
	Red Robin Gourmet Burgers, Inc. (a)	1,760	72,301
	Sonic Corp. (a)	2,480	54,535
	Vail Resorts, Inc. (a)	1,090	53,225
	WMS Industries, Inc. (a)	2,250	81,427
			386,886
Household Durables — 1.4%
	NVR, Inc. (a)	90	55,215
	Ryland Group, Inc.	2,020	64,600
	Tupperware Brands Corp.	1,090	42,946
			162,761
Internet & Catalog Retail — 1.2%
	Priceline.com, Inc. (a)	1,040	132,746
			132,746
Media — 0.4%
	Lamar Advertising Co., Class A (a)	1,310	51,797
			51,797
Specialty Retail — 3.5%
	Advance Auto Parts, Inc.	1,550	53,754
	Aeropostale, Inc. (a)	1,430	45,460
	Dick’s Sporting Goods, Inc. (a)	1,720	49,192
	GameStop Corp., Class A (a)	1,640	90,265
	Guess ?, Inc.	1,190	45,553
	Urban Outfitters, Inc. (a)	3,340	114,395
			398,619
Textiles, Apparel & Luxury Goods — 2.4%
	Deckers Outdoor Corp. (a)	600	82,842
	Fossil, Inc. (a)	1,980	70,864
	Lululemon Athletica, Inc. (a)	1,710	52,959

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Textiles, Apparel & Luxury Goods — (continued)
	Warnaco Group, Inc. (a)	1,370	63,212
			269,877
			1,707,973
CONSUMER STAPLES — 1.4%
Personal Products — 1.4%
	Bare Escentuals, Inc. (a)	2,790	63,640
	Chattem, Inc. (a)	1,300	90,844
			154,484
			154,484
ENERGY — 10.5%
Energy Equipment & Services — 3.8%
	Atwood Oceanics, Inc. (a)	1,000	100,690
	Cameron International Corp. (a)	1,430	70,399
	Core Laboratories N.V. (a)	550	68,904
	FMC Technologies, Inc. (a)	930	62,496
	IHS, Inc., Class A (a)	1,000	66,050
	Oceaneering International, Inc. (a)	890	59,434
			427,973
Oil, Gas & Consumable Fuels — 6.7%
	Alpha Natural Resources, Inc. (a)	1,640	79,786
	Concho Resources, Inc. (a)	2,155	59,413
	Continental Resources, Inc. (a)	3,300	141,801
	Denbury Resources, Inc. (a)	4,360	133,242
	Frontier Oil Corp.	1,760	43,736
	Parallel Petroleum Corp. (a)	3,470	73,529
	PetroHawk Energy Corp. (a)	5,240	123,874
	Southwestern Energy Co. (a)	2,750	116,353
			771,734
			1,199,707
FINANCIALS — 5.8%
Capital Markets — 3.2%
	GFI Group, Inc.	5,540	65,095
	Greenhill & Co., Inc.	900	58,545
	Janus Capital Group, Inc.	2,930	82,216
	Waddell & Reed Financial, Inc., Class A	4,590	155,417
			361,273

2

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Real Estate Investment Trusts (REITs) — 2.1%
	Alexandria Real Estate Equities, Inc.	550	57,766
	Nationwide Health Properties, Inc.	1,750	63,035
	Plum Creek Timber Co., Inc.	1,380	56,359
	Washington Real Estate Investment Trust	1,720	61,112
			238,272
Real Estate Management & Development — 0.5%
	Jones Lang LaSalle, Inc.	770	59,760
			59,760
			659,305
HEALTH CARE — 17.2%
Biotechnology — 4.5%
	Alexion Pharmaceuticals, Inc. (a)	1,090	76,714
	BioMarin Pharmaceuticals, Inc. (a)	2,040	74,379
	Cephalon, Inc. (a)	900	56,169
	Cepheid, Inc. (a)	1,770	34,639
	ImClone Systems, Inc. (a)	1,220	56,913
	Onyx Pharmaceuticals, Inc. (a)	1,590	55,904
	OSI Pharmaceuticals, Inc. (a)	1,430	49,550
	Savient Pharmaceuticals, Inc. (a)	2,061	45,012
	United Therapeutics Corp. (a)	790	66,755
			516,035
Health Care Equipment & Supplies — 5.2%
	Beckman Coulter, Inc.	784	53,547
	Gen-Probe, Inc. (a)	1,068	60,193
	Hologic, Inc. (a)	4,560	133,106
	Hospira, Inc. (a)	1,240	51,026
	Intuitive Surgical, Inc. (a)	384	111,076
	Masimo Corp. (a)	1,738	50,663
	NuVasive, Inc. (a)	1,921	73,286
	Varian Medical Systems, Inc. (a)	1,140	53,443
			586,340
Health Care Providers & Services — 2.1%
	HealthExtras, Inc. (a)	1,775	50,091
	Laboratory Corp. of America Holdings (a)	720	54,446
	Pediatrix Medical Group, Inc. (a)	920	62,578
	Psychiatric Solutions, Inc. (a)	1,910	66,296
			233,411

3

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Health Care Technology — 0.5%
	Phase Forward, Inc. (a)	3,327	61,217
			61,217
Life Sciences Tools & Services — 4.9%
	Charles River Laboratories International, Inc. (a)	1,150	66,757
	Covance, Inc. (a)	770	64,518
	ICON PLC, ADR (a)	2,006	144,432
	Illumina, Inc. (a)	840	65,428
	Pharmaceutical Product Development, Inc.	1,900	78,698
	Thermo Fisher Scientific, Inc. (a)	1,060	61,342
	Waters Corp. (a)	1,280	78,669
			559,844
			1,956,847
INDUSTRIALS — 17.7%
Aerospace & Defense — 1.9%
	BE Aerospace, Inc. (a)	2,510	101,304
	Goodrich Corp.	880	59,972
	L-3 Communications Holdings, Inc.	490	54,610
			215,886
Air Freight & Logistics — 0.5%
	HUB Group, Inc., Class A (a)	1,866	61,000
			61,000
Commercial Services & Supplies — 3.7%
	Advisory Board Co. (a)	1,000	46,620
	CoStar Group, Inc. (a)	1,180	56,581
	Dun & Bradstreet Corp.	560	47,208
	FTI Consulting, Inc. (a)	1,260	80,640
	Geo Group, Inc. (a)	1,910	50,519
	Huron Consulting Group, Inc. (a)	1,344	56,260
	Stericycle, Inc. (a)	1,550	82,739
			420,567
Construction & Engineering — 1.3%
	Foster Wheeler Ltd. (a)	2,380	151,582
			151,582
Electrical Equipment — 3.9%
	AMETEK, Inc.	1,400	67,928
	First Solar, Inc. (a)	340	99,276

4

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Electrical Equipment— (continued)
	General Cable Corp. (a)	900	60,300
	Roper Industries, Inc.	1,230	76,408
	SunPower Corp., Class A (a)	640	55,853
	Woodward Governor Co.	2,500	87,825
			447,590
Industrial Conglomerates — 0.9%
	McDermott International, Inc. (a)	1,870	100,195
			100,195
Machinery — 5.0%
	Actuant Corp., Class A	1,430	48,434
	AGCO Corp. (a)	880	52,914
	Barnes Group, Inc.	2,710	70,677
	Bucyrus International, Inc., Class A	690	86,892
	Flowserve Corp.	620	76,936
	Kaydon Corp.	1,280	67,034
	Manitowoc Co., Inc.	1,370	51,813
	Middleby Corp. (a)	750	47,062
	RBC Bearings, Inc. (a)	1,680	67,150
			568,912
Road & Rail — 0.5%
	Genesee & Wyoming, Inc., Class A (a)	1,580	56,374
			56,374
			2,022,106
INFORMATION TECHNOLOGY — 18.4%
Communications Equipment — 1.0%
	Harris Corp.	1,000	54,030
	Polycom, Inc. (a)	2,860	64,064
			118,094
Electronic Equipment & Instruments — 1.5%
	FLIR Systems, Inc. (a)	1,670	57,331
	Mettler-Toledo International, Inc. (a)	560	53,345
	Trimble Navigation Ltd. (a)	2,030	66,564
			177,240
Internet Software & Services — 3.0%
	Ariba, Inc. (a)	7,280	86,414
	Equinix, Inc. (a)	760	68,719
	Vocus, Inc. (a)	6,871	190,945
			346,078

5

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
IT Services — 2.6%
	Alliance Data Systems Corp. (a)	1,070	61,429
	Cognizant Technology Solutions Corp., Class A (a)	2,290	73,852
	Global Payments, Inc.	1,380	61,079
	Heartland Payment Systems, Inc.	1,980	43,362
	Total System Services, Inc.	2,170	51,646
			291,368
Semiconductors & Semiconductor Equipment — 3.0%
	Atheros Communications, Inc. (a)	1,925	51,244
	ATMI, Inc. (a)	1,860	54,758
	Hittite Microwave Corp. (a)	1,330	52,801
	Maxim Integrated Products, Inc.	2,690	56,571
	Microsemi Corp. (a)	2,750	67,375
	Tessera Technologies, Inc. (a)	2,721	55,073
			337,822
Software — 7.3%
	Advent Software, Inc. (a)	2,280	90,881
	ANSYS, Inc. (a)	1,690	67,989
	Blackboard, Inc. (a)	1,660	57,336
	BMC Software, Inc. (a)	1,680	58,397
	FactSet Research Systems, Inc.	1,070	64,232
	McAfee, Inc. (a)	2,090	69,492
	Micros Systems, Inc. (a)	1,660	59,179
	Net 1 UEPS Technologies, Inc. (a)	2,250	52,740
	Solera Holdings, Inc. (a)	2,250	58,073
	SPSS, Inc. (a)	1,580	66,739
	Synchronoss Technologies, Inc. (a)	2,720	56,766
	UBISOFT Entertainment (a)	570	56,912
	Ultimate Software Group, Inc. (a)	2,140	70,171
			828,907
			2,099,509
MATERIALS — 7.9%
Chemicals — 4.2%
	Agrium, Inc.	1,240	97,960
	CF Industries Holdings, Inc.	950	127,015
	Intrepid Potash, Inc. (a)	152	7,219
	Potash Corp. of Saskatchewan, Inc.	1,135	208,783
	Zoltek Companies, Inc. (a)	1,460	38,938
			479,915

6

		Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Containers & Packaging — 0.7%
	Silgan Holdings, Inc.	1,520	80,985
			80,985
Metals & Mining — 3.0%
	Cleveland-Cliffs, Inc.	810	129,924
	Freeport-McMoRan Copper & Gold, Inc.	617	70,184
	PAN American Silver Corp. (a)	1,510	50,585
	Steel Dynamics, Inc.	2,560	89,216
			339,909
			900,809
TELECOMMUNICATION SERVICES — 2.5%
Wireless Telecommunication Services — 2.5%
	American Tower Corp., Class A (a)	1,989	86,362
	Crown Castle International Corp. (a)	1,400	54,390
	Millicom International Cellular SA (a)	550	59,406
	SBA Communications Corp., Class A (a)	2,670	86,348
			286,506
			286,506
UTILITIES — 0.5%
Electric Utilities — 0.5%
	ITC Holdings Corp.	1,041	58,067
			58,067
			58,067

	Total Common Stocks (cost of $9,074,894)		11,045,313

		Par ($)
Short-Term Obligation — 4.0%
	Repurchase agreement with Fixed Income Clearing Corp., dated 04/30/08, due 05/01/08 at 1.880%, collateralized by a U.S. Treasury Obligation maturing 02/15/17, market value $467,081 (repurchase proceeds $455,024)	455,000	455,000

	Total Short-Term Obligation (cost of $455,000)		455,000

7

Total Investments — 100.9% (cost of $9,529,894)(b)(c)	$11,500,313

Other Assets & Liabilities, Net — (0.9)%	(103,023)

Net Assets — 100.0%	$11,397,290

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and ask price.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $9,529,894.

(c)	Unrealized appreciation and depreciation at April 30, 2008 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$2,220,090	$(249,671)	$1,970,419

For the nine months ended April 30, 2008, transactions in written option contracts were as follows:
	Number of contracts	Premium received
Options outstanding at July 31, 2007	—	$—
Options written	16	4,725
Options bought back	(16)	(4,725)
Options outstanding at April 30, 2008	—	$—

8

Acronym	Name

ADR	American Depositary Receipt

9

INVESTMENT PORTFOLIO
April 30, 2008 (Unaudited)	CMG Strategic Equity Fund

		Shares	Value ($)*
Common Stocks — 99.3%
CONSUMER DISCRETIONARY — 10.6%
Auto Components — 0.6%
	Nokian Renkaat Oyj	8,010	340,887
			340,887
Hotels, Restaurants & Leisure — 1.4%
	Carnival Corp.	4,610	185,184
	Las Vegas Sands Corp. (a)	3,860	294,209
	Royal Caribbean Cruises Ltd.	4,390	140,041
	Starbucks Corp. (a)	6,850	111,175
			730,609
Household Durables — 1.1%
	Cyrela Brazil Realty SA	14,190	236,728
	Gafisa SA, ADR	4,510	196,410
	Whirlpool Corp.	2,250	163,755
			596,893
Media — 1.0%
	DIRECTV Group, Inc. (a)	6,750	166,320
	NET Servicos de Comunicacao SA, ADR	19,260	262,899
	WPP Group PLC, ADR	2,130	130,420
			559,639
Multiline Retail — 2.1%
	J.C. Penney Co., Inc.	3,210	136,425
	Macy’s, Inc.	9,810	248,095
	Nordstrom, Inc.	4,070	143,508
	Stockmann Oyj Abp, Class B	4,500	185,059
	Target Corp.	7,910	420,258
			1,133,345
Specialty Retail — 1.9%
	Best Buy Co., Inc.	4,310	185,416
	GameStop Corp., Class A (a)	4,290	236,122
	Home Depot, Inc.	9,070	261,216
	Stage Stores, Inc.	9,240	145,438
	Urban Outfitters, Inc. (a)	4,910	168,167
			996,359
Textiles, Apparel & Luxury Goods — 2.5%
	Coach, Inc. (a)	7,740	275,312
	Hanesbrands, Inc. (a)	7,280	254,946
	LVMH Moet Hennessy Louis Vuitton SA	1,750	199,969
	NIKE, Inc., Class B	6,420	428,856
	Polo Ralph Lauren Corp.	2,800	173,908
			1,332,991
			5,690,723

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — 8.9%
Beverages — 2.5%
	Coca-Cola Co.	7,460	439,170
	Diageo PLC, ADR	2,580	211,302
	Fomento Economico Mexicano SAB de CV, ADR	9,600	417,120
	PepsiCo, Inc.	3,600	246,708
			1,314,300
Food & Staples Retailing — 1.3%
	Kroger Co.	5,330	145,243
	Longs Drug Stores Corp.	4,020	161,041
	Sysco Corp.	8,490	259,539
	United Natural Foods, Inc. (a)	7,410	146,718
			712,541
Food Products — 0.8%
	Nestle SA, Registered Shares	490	234,743
	Unilever N.V., N.Y. Registered Shares	5,670	190,172
			424,915
Household Products — 2.0%
	Colgate-Palmolive Co.	3,740	264,418
	Kimberly-Clark Corp.	3,190	204,128
	Procter & Gamble Co.	8,670	581,324
			1,049,870
Personal Products — 1.2%
	Avon Products, Inc.	8,040	313,721
	Bare Escentuals, Inc. (a)	9,480	216,239
	Estee Lauder Companies, Inc., Class A	2,770	126,339
			656,299
Tobacco — 1.1%
	Altria Group, Inc.	4,420	88,400
	Philip Morris International, Inc. (a)	4,420	225,552
	UST, Inc.	5,710	297,320
			611,272
			4,769,197

2

		Shares	Value ($)
Common Stocks — (continued)
ENERGY — 14.8%
Energy Equipment & Services — 6.2%
	Cameron International Corp. (a)	9,410	463,254
	Core Laboratories N.V. (a)	2,080	260,583
	National-Oilwell Varco, Inc. (a)	3,990	273,116
	Noble Corp.	3,930	221,180
	Oceaneering International, Inc. (a)	3,130	209,021
	Schlumberger Ltd.	4,900	492,695
	Tenaris SA, ADR	4,040	214,160
	Transocean, Inc. (a)	2,958	436,187
	Weatherford International Ltd. (a)	4,780	385,603
	Wellstream Holdings PLC (a)	14,670	367,554
			3,323,353
Oil, Gas & Consumable Fuels — 8.6%
	Apache Corp.	1,180	158,922
	ConocoPhillips	7,360	634,064
	Continental Resources, Inc. (a)	8,408	361,292
	Devon Energy Corp.	3,480	394,632
	Exxon Mobil Corp.	12,180	1,133,593
	Hess Corp.	2,330	247,446
	Occidental Petroleum Corp.	4,150	345,321
	Peabody Energy Corp.	2,190	133,875
	Petroleo Brasileiro SA, ADR	2,150	261,053
	SandRidge Energy, Inc. (a)	2,716	122,709
	Southwestern Energy Co. (a)	8,790	371,905
	Valero Energy Corp.	2,150	105,027
	XTO Energy, Inc.	4,887	302,310
			4,572,149
			7,895,502
FINANCIALS — 16.7%
Capital Markets — 3.9%
	Goldman Sachs Group, Inc.	2,540	486,080
	Janus Capital Group, Inc.	7,800	218,868
	Lazard Ltd., Class A	6,010	235,231
	Merrill Lynch & Co., Inc.	8,910	443,985
	State Street Corp.	4,020	290,003
	T. Rowe Price Group, Inc.	3,080	180,365
	Waddell & Reed Financial, Inc., Class A	6,800	230,248
			2,084,780

3

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Commercial Banks — 3.0%
	Banco Bradesco SA, ADR	6,155	138,980
	Glacier Bancorp, Inc.	8,930	183,780
	ICICI Bank Ltd., ADR	2,540	113,259
	National Bank of Greece SA, ADR	9,700	105,342
	Prosperity Bancshares, Inc.	5,620	174,051
	Raiffeisen International Bank Holding AG	840	136,487
	U.S. Bancorp	5,580	189,106
	Wachovia Corp.	7,480	218,042
	Wells Fargo & Co.	12,040	358,190
			1,617,237
Consumer Finance — 1.0%
	American Express Co.	10,990	527,740
			527,740
Diversified Financial Services — 3.7%
	Bovespa Holding SA	11,800	176,766
	Citigroup, Inc.	23,763	600,491
	CME Group, Inc.	460	210,427
	JPMorgan Chase & Co.	20,416	972,822
			1,960,506
Insurance — 3.4%
	ACE Ltd.	4,800	289,392
	Allstate Corp.	6,130	308,707
	American International Group, Inc.	6,014	277,847
	Aon Corp.	1,130	51,291
	Assurant, Inc.	3,980	258,700
	Prudential Financial, Inc.	5,400	408,834
	Unum Group	8,960	207,961
			1,802,732
Real Estate Investment Trusts (REITs) — 1.4%
	Alexandria Real Estate Equities, Inc.	1,490	156,495
	CapitalSource, Inc.	12,750	179,137
	Digital Realty Trust, Inc.	5,660	219,325
	SL Green Realty Corp.	1,980	183,744
			738,701

4

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Thrifts & Mortgage Finance — 0.3%
	Astoria Financial Corp.	7,320	173,484
			173,484
			8,905,180
HEALTH CARE — 11.6%
Biotechnology — 2.2%
	Applera Corp. - Celera Group (a)	7,000	93,660
	BioMarin Pharmaceuticals, Inc. (a)	3,040	110,838
	Celgene Corp. (a)	3,895	242,035
	Genentech, Inc. (a)	2,430	165,726
	Gilead Sciences, Inc. (a)	7,930	410,457
	Onyx Pharmaceuticals, Inc. (a)	4,440	156,111
			1,178,827
Health Care Equipment & Supplies — 2.1%
	Baxter International, Inc.	6,810	424,399
	Hologic, Inc. (a)	4,180	122,014
	Masimo Corp. (a)	7,413	216,089
	Mindray Medical International Ltd., ADR	5,875	199,750
	Varian Medical Systems, Inc. (a)	2,900	135,952
			1,098,204
Health Care Providers & Services — 2.5%
	CIGNA Corp.	2,410	102,931
	Express Scripts, Inc. (a)	6,010	420,820
	Laboratory Corp. of America Holdings (a)	3,420	258,621
	McKesson Corp.	3,300	171,996
	Medco Health Solutions, Inc. (a)	8,270	409,696
			1,364,064
Life Sciences Tools & Services — 2.7%
	Charles River Laboratories International, Inc. (a)	2,190	127,129
	Covance, Inc. (a)	2,480	207,799
	Illumina, Inc. (a)	1,986	154,690
	Pharmaceutical Product Development, Inc.	6,040	250,177
	Qiagen N.V. (a)	10,740	238,535
	Thermo Fisher Scientific, Inc. (a)	4,360	252,313
	Waters Corp. (a)	3,860	237,236
			1,467,879
Pharmaceuticals — 2.1%
	Abbott Laboratories	8,070	425,693
	Johnson & Johnson	3,800	254,942
	Merck & Co., Inc.	11,430	434,797
			1,115,432
			6,224,406

5

		Shares	Value ($)
INDUSTRIALS — 11.4%
Aerospace & Defense — 3.0%
	Boeing Co.	2,480	210,453
	General Dynamics Corp.	2,920	264,026
	Goodrich Corp.	4,240	288,956
	Honeywell International, Inc.	2,940	174,636
	Rockwell Collins, Inc.	4,860	306,715
	United Technologies Corp.	4,790	347,131
			1,591,917
Air Freight & Logistics — 0.8%
	United Parcel Service, Inc., Class B	3,260	236,057
	UTI Worldwide, Inc.	7,700	169,246
			405,303
Commercial Services & Supplies — 0.9%
	Dun & Bradstreet Corp.	2,800	236,040
	Republic Services, Inc.	5,820	185,018
	Waste Connections, Inc. (a)	2,460	78,892
			499,950
Construction & Engineering — 0.4%
	Quanta Services, Inc. (a)	7,850	208,339
			208,339
Electrical Equipment — 0.8%
	Rockwell Automation, Inc.	3,990	216,378
	Suntech Power Holdings Co., Ltd., ADR (a)	5,100	228,123
			444,501
Industrial Conglomerates — 2.5%
	3M Co.	3,010	231,469
	General Electric Co.	18,370	600,699
	McDermott International, Inc. (a)	6,250	334,875
	Siemens AG, ADR	1,390	164,645
			1,331,688
Machinery — 1.6%
	Eaton Corp.	1,982	174,099
	Illinois Tool Works, Inc.	2,090	109,286
	Joy Global, Inc.	3,650	271,012

6

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Machinery — (continued)
	Paccar, Inc.	4,655	220,275
	Parker Hannifin Corp.	1,140	91,029
			865,701
Marine — 0.3%
	DryShips, Inc.	1,620	133,650
			133,650
Road & Rail — 1.1%
	Con-way, Inc.	1,180	54,575
	Landstar System, Inc.	3,360	174,586
	Union Pacific Corp.	2,450	355,715
			584,876
			6,065,925
INFORMATION TECHNOLOGY — 14.7%
Communications Equipment — 2.8%
	Cisco Systems, Inc. (a)	26,270	673,563
	Corning, Inc.	13,970	373,138
	Nokia Oyj, ADR	10,810	325,057
	Research In Motion Ltd. (a)	880	107,034
			1,478,792
Computers & Peripherals — 4.6%
	Apple, Inc. (a)	3,310	575,775
	EMC Corp. (a)	17,380	267,652
	Hewlett-Packard Co.	17,910	830,128
	International Business Machines Corp.	5,050	609,535
	Sun Microsystems, Inc. (a)	12,380	193,871
			2,476,961
Electronic Equipment & Instruments — 0.2%
	Mettler-Toledo International, Inc. (a)	1,060	100,976
			100,976
Internet Software & Services — 1.6%
	eBay, Inc. (a)	9,860	308,519
	Equinix, Inc. (a)	1,500	135,630
	Google, Inc., Class A (a)	690	396,260
			840,409
IT Services — 0.6%
	Paychex, Inc.	2,640	96,017
	Redecard SA	12,460	242,873
			338,890

7

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Semiconductors & Semiconductor Equipment — 2.0%
	ASML Holding N.V., N.Y. Registered Shares	2,787	79,039
	Intel Corp.	15,420	343,249
	MEMC Electronic Materials, Inc. (a)	3,276	206,290
	Semtech Corp. (a)	6,180	100,363
	Texas Instruments, Inc.	12,630	368,291
			1,097,232
Software — 2.9%
	Amdocs Ltd. (a)	4,790	150,310
	ANSYS, Inc. (a)	3,190	128,334
	McAfee, Inc. (a)	5,050	167,913
	Microsoft Corp.	15,170	432,648
	Nintendo Co., Ltd.	470	260,474
	Oracle Corp. (a)	14,130	294,610
	UBISOFT Entertainment (a)	1,090	108,833
			1,543,122
			7,876,382
MATERIALS — 4.6%
Chemicals — 2.3%
	Agrium, Inc.	2,010	158,790
	Celanese Corp., Series A	3,210	143,647
	CF Industries Holdings, Inc.	1,400	187,180
	Monsanto Co.	3,940	449,239
	Syngenta AG, ADR	3,420	202,396
	Zoltek Companies, Inc. (a)	3,920	104,546
			1,245,798
Metals & Mining — 2.3%
	ArcelorMittal, N.Y. Registered Shares	3,420	304,688
	Boliden AB	9,870	107,874
	Cia Vale do Rio Doce, ADR	6,370	248,940
	Freeport-McMoRan Copper & Gold, Inc.	4,950	563,062
			1,224,564
			2,470,362
TELECOMMUNICATION SERVICES — 2.1%
Diversified Telecommunication Services — 0.8%
	AT&T, Inc.	4,994	193,318
	Telekomunikasi Indonesia, ADR	5,830	226,320
			419,638

8

		Shares	Value ($)
Common Stocks — (continued)
TELECOMMUNICATION SERVICES — (continued)
Wireless Telecommunication Services — 1.3%
	American Tower Corp., Class A (a)	3,800	164,996
	China Mobile Ltd., ADR	1,750	151,060
	MillicomInternationalCellularSA(a)	1,810	195,498
	Mobile TeleSystems OJSC, ADR	1,860	144,299
	Philippine Long Distance Telephone Co., ADR	1,090	66,599
			722,452
			1,142,090
UTILITIES — 3.9%
Electric Utilities — 3.2%
	Entergy Corp.	3,490	400,861
	Exelon Corp.	6,110	522,283
	FPL Group, Inc.	6,330	419,616
	PPL Corp.	7,840	376,477
			1,719,237
Multi-Utilities — 0.7%
	Public Service Enterprise Group, Inc.	7,640	335,472
			335,472
			2,054,709
	Total Common Stocks (cost of $43,588,522)		53,094,476

		Par ($)
Short-Term Obligation — 11.6%
	Repurchase agreement with Fixed Income Clearing Corp, dated 04/30/08, due 05/01/08 at 1.880%, collateralized by a U.S. Treasury Obligation maturing 02/15/17, market value $6,340,494 (repurchase proceeds $6,213,324)	6,213,000	6,213,000

	Total Short-Term Obligation (cost of $6,213,000)		6,213,000

9

Total Investments — 110.9% (cost of $49,801,522)(b)(c)	$59,307,476

Other Assets & Liabilities, Net — (10.9)%	(5,805,463)

Net Assets — 100.0%	$53,502,013

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.  The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $49,801,522.

(c)	Unrealized appreciation and depreciation at April 30, 2008 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$10,659,944	$(1,153,990)	$9,505,954

Acronym	Name

ADR	American Depositary Receipt

10

INVESTMENT PORTFOLIO
April 30, 2008 (Unaudited)	CMG Ultra Short Term Bond Fund

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes — 34.4%
BASIC MATERIALS — 2.4%
Chemicals — 2.4%
E.I. Du Pont de Nemours & Co.
	6.875% 10/15/09(a)	1,500,000	1,567,064
Praxair, Inc.
	2.750% 06/15/08	1,000,000	998,944
			2,566,008
COMMUNICATIONS — 4.5%
Media — 2.5%
Comcast MO of Delaware LLC
	9.000% 09/01/08	1,000,000	1,010,627
Time Warner Entertainment Co. LP
	7.250% 09/01/08	1,000,000	1,007,597
Walt Disney Co.
	3.090% 09/10/09(a)(b)	580,000	578,942
			2,597,166
Telecommunications — 2.0%
AT&T, Inc.
	3.155% 05/15/08(b)	1,000,000	999,993
BellSouth Corp.
	3.165% 08/15/08(b)	600,000	599,245
Cisco Systems, Inc.
	3.158% 02/20/09(b)	500,000	499,834
			2,099,072
			4,696,238
CONSUMER CYCLICAL — 1.5%
Auto Manufacturers — 1.0%
Daimler Finance North America LLC
	4.050% 06/04/08	1,000,000	1,000,153
Retail — 0.5%
Wal-Mart Stores, Inc.
	6.875% 08/10/09	500,000	521,868
			1,522,021

1

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — 3.1%
Beverages — 1.0%
Diageo Finance BV
	2.816% 03/30/09(b)	1,000,000	990,574
Cosmetics/Personal Care — 0.1%
Procter & Gamble Co.
	3.500% 12/15/08	100,000	100,265
Food — 1.1%
Pepsi Bottling Holdings, Inc.
	5.625% 02/17/09(c)	1,150,000	1,166,308
Healthcare Services — 0.9%
UnitedHealth Group Inc.
	3.156% 03/02/09(b)	1,000,000	983,915
			3,241,062
ENERGY — 0.4%
Oil & Gas — 0.4%
Conoco Funding Co.
	6.350% 10/15/11	400,000	427,391
FINANCIALS — 17.3%
Banks — 5.0%
American Express Centurion Bank
	5.200% 11/26/10	750,000	760,270
Canadian Imperial Bank of Commerce
	4.375% 07/28/08	1,000,000	1,004,190
Capital One Bank
	6.700% 05/15/08	1,600,000	1,600,624
Comerica Bank
	3.243% 08/24/11(b)	1,000,000	894,183
Westpac Banking Corp.
	2.871% 07/11/08(b)(c)	1,000,000	997,056
			5,256,323
Diversified Financial Services — 8.6%
American Honda Finance Corp.
	2.619% 06/23/08(b)(c)	1,200,000	1,199,486
Bear Stearns Companies, Inc.
	2.875% 07/02/08	750,000	747,354
	3.199% 01/30/09(b)	1,000,000	987,505
Caterpillar Financial Services Corp.
	3.146% 08/11/09(b)	700,000	696,985
General Electric Capital Corp.
	2.957% 01/26/11(a)(b)	1,000,000	984,603

2

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Diversified Financial Services — (continued)
Goldman Sachs Group, Inc.
	3.325% 02/06/12(b)	1,000,000	951,115
HSBC Finance Corp.
	3.306% 08/09/11(b)	850,000	808,086
Lehman Brothers Holdings, Inc.
	2.669% 03/23/09(b)	750,000	730,783
Morgan Stanley
	2.984% 01/18/11(b)	1,000,000	949,504
SLM Corp.
	3.060% 07/27/09(a)(b)	1,000,000	925,052
			8,980,473
Insurance — 1.9%
Berkshire Hathaway Finance Corp.
	3.016% 01/11/11(b)(c)	1,500,000	1,496,331
	3.130% 05/16/08(a)(b)	500,000	499,994
			1,996,325
Savings & Loans — 1.8%
Washington Mutual Bank
	3.235% 11/06/09(b)	1,000,000	934,783
World Savings Bank FSB
	3.201% 03/02/09(b)	1,000,000	1,001,968
			1,936,751
			18,169,872
INDUSTRIALS — 1.9%
Miscellaneous Manufacturing — 0.9%
Honeywell International, Inc.
	2.928% 03/13/09(b)	1,000,000	999,205
Transportation — 1.0%
Union Pacific Corp.
	3.875% 02/15/09	1,000,000	999,679
			1,998,884
INFORMATION TECHNOLOGY — 0.9%
Computers — 0.9%
Hewlett-Packard Co.
	2.810% 06/15/09(b)	1,000,000	996,304

3

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES — 2.4%
Electric — 1.4%
Consolidated Edison Co. of New York, Inc.
	4.700% 06/15/09	500,000	504,701
Duke Energy Carolinas LLC
	4.500% 04/01/10	1,000,000	1,013,196
			1,517,897
Gas — 1.0%
Sempra Energy
	4.750% 05/15/09(a)	1,000,000	1,002,231
			2,520,128

	Total Corporate Fixed-Income Bonds & Notes (cost of $36,494,205)		36,137,908
Asset-Backed Securities — 33.7%
Advanta Business Card Master Trust
	5.300% 05/21/12	1,000,000	1,010,230
AmeriCredit Automobile Receivables Trust
	3.930% 10/06/11	417,666	403,415
	5.190% 11/06/11	1,500,000	1,453,059
	5.210% 10/06/11	846,394	826,141
	5.420% 08/08/11	1,750,000	1,717,420
Bank One Issuance Trust
	3.940% 04/16/12	2,000,000	2,005,526
Bay View Auto Trust
	4.550% 02/25/14	1,000,000	1,006,010
	5.010% 06/25/14	300,000	301,856
Capital One Master Trust
	6.356% 06/15/11	1,000,000	1,004,071
Capital One Multi-Asset Execution Trust
	4.400% 08/15/11	1,000,000	1,004,638
Capital One Prime Auto Receivables Trust
	4.990% 09/15/10	355,174	357,550
	5.222% 10/15/08	333,968	334,657
Carmax Auto Owner Trust
	5.150% 02/15/11	1,525,681	1,538,070
Centex Home Equity
	6.540% 01/25/32(b)	190,414	130,741
Chase Issuance Trust
	4.520% 12/15/10	1,300,000	1,300,463
CIT Equipment Collateral
	5.070% 02/20/10	1,000,000	1,004,008
	5.160% 02/20/13	600,000	602,718

4

		Par ($)	Value ($)
Asset-Backed Securities — (continued)

Citibank Credit Card Issuance Trust
	4.400% 09/15/10	1,500,000	1,502,145
	5.300% 05/20/11	1,000,000	1,016,863
CNH Equipment Trust
	5.200% 06/15/10	720,160	724,800
	5.200% 08/16/10	799,788	802,192
Drive Auto Receivables Trust
	5.300% 07/15/11(c)	919,075	913,793
	5.490% 05/15/11(c)	464,423	465,453
Ford Credit Floorplan Master Owner Trust
	2.896% 06/15/11(b)	700,000	676,930
Franklin Auto Trust
	4.910% 04/20/10	164,226	164,532
GE Equipment Small Ticket LLC
	4.880% 10/22/09(c)	362,741	363,308
GMAC Mortgage Corp. Loan Trust
	6.310% 05/25/36	308,346	280,677
GS Auto Loan Trust
	4.450% 05/17/10	230,709	231,544
Harley-Davidson Motorcycle Trust
	5.360% 10/15/10	100,663	100,935
Household Automotive Trust
	5.280% 09/17/11	1,315,445	1,324,165
	5.300% 11/17/11	1,000,000	1,012,452
	5.430% 06/17/11	671,572	676,308
Long Beach Auto Receivables Trust
	4.050% 04/15/11	478,182	479,128
	4.080% 06/15/10	107,652	107,580
	4.972% 10/15/11	750,000	753,354
	5.170% 08/15/11	1,437,065	1,438,426
Nomura Asset Acceptance Corp.
	3.035% 01/25/36(b)(c)	108,984	101,266
Onyx Acceptance Grantor Trust
	4.180% 03/15/10	140,899	138,469
Ownit Mortgage Loan Asset-Backed Certificates
	5.424% 12/25/36	187,527	184,673
Providian Master Note Trust
	2.776% 07/16/12(b)(c)	750,000	748,592
Residential Funding Mortgage Securities II, Inc.
	3.015% 09/25/35(b)	127,497	123,463

5

		Par ($)	Value ($)
Asset-Backed Securities — (continued)
Santander Drive Auto Receivables Trust
	5.050% 09/15/11	1,000,000	942,768
Triad Auto Receivables Owner Trust
	4.220% 06/12/12	750,000	727,414
	4.280% 06/14/10	208,851	207,823
	4.770% 01/12/11	472,676	468,448
	5.260% 11/14/11	1,477,435	1,454,555
	5.410% 08/12/11	1,020,892	1,019,777
Wachovia Auto Owner Trust
	4.790% 04/20/10	251,426	252,047

	Total Asset-Backed Securities (cost of $35,507,376)		35,404,453
Government & Agency Obligations — 13.9%
U.S. GOVERNMENT AGENCIES — 9.8%
Federal Home Loan Bank
	4.350% 06/30/11	500,000	501,658
	4.375% 10/22/10(a)	1,000,000	1,034,653
	5.520% 05/19/10	100,000	100,169
Federal Home Loan Mortgage Corp.
	4.250% 07/15/09	1,000,000	1,017,140
	5.000% 06/11/09(a)	1,500,000	1,536,636
Federal National Mortgage Association
	4.250% 05/15/09(a)	3,000,000	3,047,361
	5.250% 01/15/09	2,000,000	2,036,582
	5.500% 08/22/12	1,000,000	1,008,685
U.S. GOVERNMENT AGENCIES TOTAL			10,282,884
U.S. GOVERNMENT OBLIGATIONS — 4.1%
U.S. Treasury Notes
	1.750% 03/31/10(a)	1,000,000	990,547
	3.875% 05/15/09(a)	2,250,000	2,293,769
	4.875% 01/31/09(a)	1,000,000	1,023,125
U.S. GOVERNMENT OBLIGATIONS TOTAL			4,307,441

	Total Government & Agency Obligations (cost of $14,580,673)		14,590,325
Collateralized Mortgage Obligations — 8.2%
AGENCY — 3.2%
Federal Home Loan Mortgage Corp.
	4.000% 05/15/14	52,173	52,311
	4.000% 07/15/24	162,864	163,056
	4.500% 11/15/16	244,015	246,285

6

		Par ($)	Value ($)
Collateralized Mortgage Obligations — (continued)
AGENCY — (continued)
	5.000% 07/15/14	239,244	240,223
	5.000% 11/15/15	134,675	136,383
	5.000% 02/15/16	471,624	478,216
	5.000% 05/15/26	249,021	251,843
	5.500% 02/15/24	231,150	234,027
Federal National Mortgage Association
	4.500% 03/25/13	312,933	313,875
	5.000% 01/25/23	113,863	114,037
	5.500% 11/25/26	859,624	873,291
	6.000% 01/25/31	259,268	260,229
AGENCY TOTAL			3,363,776
NON - AGENCY — 5.0%
Axon Financial Funding Ltd.
	3.300% 04/04/17 (b)(c)(d)(e)(f)	1,750,000	17,500
Bear Stearns Alt-A Trust
	3.115% 12/25/46(b)	856,272	401,437
Granite Master Issuer PLC
	2.876% 12/17/54(b)(d)	750,000	630,000
Indymac Index Mortgage Loan Trust
	3.135% 04/25/37(b)	298,435	138,261
JPMorgan Mortgage Trust
	5.500% 04/25/36	315,760	313,096
Kildare Securities Ltd.
	3.010% 06/10/14(b)(c)	39,584	39,532
	3.050% 12/10/43(b)(c)	1,000,000	970,236
Leek Finance PLC
	2.709% 12/21/38(b)(c)	1,500,000	1,428,180
Opteum Mortgage Acceptance Corp.
	5.470% 12/25/35(b)	156,723	157,137
Residential Mortgage Securities PLC
	3.138% 11/14/31(b)(c)	360,110	357,723
Washington Mutual, Inc.
	4.833% 10/25/35(b)	577,186	564,845
	6.250% 07/25/36	236,962	237,554
NON - AGENCY TOTAL			5,255,501

	Total Collateralized Mortgage Obligations (cost of $10,994,977)		8,619,277

7

		Par ($)	Value ($)
Mortgage-Backed Securities — 3.0%
Federal Home Loan Mortgage Corp.
	3.500% 09/01/08	988,280	989,376
	5.079% 02/01/36(b)	1,093,023	1,097,838
Federal National Mortgage Association
	4.185% 03/01/34(b)	1,081,130	1,085,375

	Total Mortgage-Backed Securities (cost of $3,132,766)		3,172,589

		Shares
Securities Lending Collateral — 13.1%
	State Street Navigator Securities Lending Prime Portfolio (g) (7 day yield of 2.790%)	13,769,864	13,769,864

	Total Securities Lending Collateral (cost of $13,769,864)		13,769,864

		Par ($)
Short-Term Obligations — 6.9%
COMMERCIAL PAPER — 5.7%
Barclays Bank PLC
	3.080% 04/21/09(h)	1,000,000	998,730
Clipper Receivables Co.
	2.600% 05/01/08	1,000,000	1,000,000
	3.000% 07/25/08(h)	250,000	248,077
JPMorgan Chase & Co.
	2.640% 07/16/08(h)	1,000,000	993,750
Surrey Funding Corp.
	2.800% 05/29/08(h)	750,000	748,367
Textron Financial Corp.
	2.900% 05/01/08	2,000,000	2,000,000
COMMERCIAL PAPER TOTAL			5,988,924
REPURCHASE AGREEMENT — 0.3%
	Repurchase agreement with Fixed Income Clearing Corp., dated 04/30/08, due 05/01/08 at 1.900%, collateralized by a U.S. Government Agency Obligation maturing 07/15/36, market value $276,038 (repurchase proceeds $270,014).	270,000	270,000
REPURCHASE AGREEMENT TOTAL			270,000
U.S. GOVERNMENT AGENCY — 0.9%
Federal National Mortgage Association
	1.000% 07/09/08(i)	1,000,000	996,263
U.S. GOVERNMENT AGENCY TOTAL			996,263

	Total Short-Term Obligations (cost of $7,253,835)		7,255,187

8

Total Investments — 113.2% (cost of $121,733,696)(j)(k)	$118,949,603

Other Assets & Liabilities, Net — (13.2)%	(13,855,299)

Net Assets — 100.0%	$105,094,304

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

(a)	All or a portion of this security was on loan at April 30, 2008. The total market value of securities on loan at April 30, 2008 is $13,518,713.

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at April 30, 2008.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2008, these securities, which are not illiquid except for those in the following table, amounted to $10,264,764, which represents 9.8% of net assets.

	Acquisition
Security	Date	Par	Cost	Value
Axon Financial Funding Ltd.,
3.300% 04/04/17	04/04/07	$1,750,000	$1,750,000	$17,500

(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(e)	Security issued by a structured investment vehicle.

9

(f)	The issuer is in default of certain debt covenants. Income is not being accrued. At April 30, 2008, the value of this security amounted to $17,500, which represents less than 0.1% of net assets.

(g)	Investment made with cash collateral received from securities lending activity.

(h)	The rate shown represents the discount rate at the date of purchase.

(i)	The rate shown represents the annualized yield at the date of purchase.

(j)	Cost for federal income tax purposes is $121,866,825.

(k)	Unrealized appreciation and depreciation at April 30, 2008 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$449,210	$(3,366,432)	$(2,917,222)

10

Item  2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)

There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Institutional Trust

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	June 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	June 23, 2008

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	June 23, 2008